UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	100 Oliver Street
New York, New York 10282	40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2021

Active Equity Multi-Manager Funds
Multi-Manager International Equity
Multi-Manager U.S. Small Cap Equity

Active Equity Multi-Manager Funds

∎	MULTI-MANAGER INTERNATIONAL EQUITY

∎	MULTI-MANAGER U.S. SMALL CAP EQUITY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Pursuant to action taken by the Board of Trustees on May 12, 2021, Lazard Asset Management LLC will serve as an underlying manager of the Multi-Manager International Equity Fund, and Victory Capital Management Inc. will manage a second mandate on behalf of the Multi-Manager U.S. Small Cap Equity Fund.

FUND BASICS

Multi-Manager International Equity Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI® EAFE® Index (Net, USD, Unhedged)[2]
Class P Shares	32.23%	28.84%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions.

[2]	The MSCI® EAFE® Index is a stock market index that is designed to measure the equity market performance of developed markets in Europe, Australasia and the Far East, excluding the U.S. and Canada. The Index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN EQUITY HOLDINGS AS OF 4/30/21[3]

Holding	% of Net Assets	Line of Business

Roche Holding AG	2.2%	Pharmaceuticals

SAP SE	2.0	Software

Nestle SA	2.0	Food Products

LVMH Moet Hennessy Louis Vuitton SE	2.0	Textiles, Apparel & Luxury Goods

Amadeus IT Group SA	2.0	IT Services

AIA Group Ltd.	1.9	Insurance

Novartis AG	1.8	Pharmaceuticals

Pernod Ricard SA	1.8	Beverages

Rolls-Royce Holdings PLC	1.6	Aerospace & Defense
Samsung Electronics Co. Ltd. GDR	1.5	Technology Hardware, Storage & Peripherals

[3]	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

FUND BASICS

Multi-Manager U.S. Small Cap Equity Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	Russell 2000® Total Return Index[2]
Class P Shares	42.34%	48.06%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions.

[2]	The Russell 2000® Total Return Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN EQUITY HOLDINGS AS OF 4/30/21[3]

Holding	% of Net Assets	Line of Business

Charles River Laboratories International, Inc.	0.9%	Life Sciences Tools & Services
Graphic Packaging Holding Co.	0.9	Containers & Packaging
Genpact Ltd.	0.8	IT Services
FTI Consulting, Inc.	0.8	Professional Services
CMC Materials, Inc.	0.8	Semiconductors & Semiconductor Equipment
Zynga, Inc. Class A	0.8	Entertainment
Workiva, Inc.	0.7	Software
SLM Corp.	0.7	Consumer Finance
IAA, Inc.	0.7	Commercial Services & Supplies
Insight Enterprises, Inc.	0.7	Electronic Equipment, Instruments & Components

[3]	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%
Argentina* – 0.6%
5,100	MercadoLibre, Inc. (Internet & Direct Marketing Retail)	$8,011,998

Australia – 0.7%
41,200	CSL Ltd. (Biotechnology)	8,606,450

Belgium* – 0.4%
61,071	KBC Group NV (Banks)	4,738,409

Brazil – 0.4%
509,733	Ambev SA ADR (Beverages)	1,417,058
1,069,500	Magazine Luiza SA (Multiline Retail)	3,943,646

		5,360,704

Canada – 3.4%
397,500	Air Canada* (Airlines)	8,010,475
87,108	Canadian National Railway Co. (Road & Rail)	9,377,176
26,500	Canadian Pacific Railway Ltd. (Road & Rail)	9,887,945
18,325	Intact Financial Corp. (Insurance)	2,435,779
6,300	Shopify, Inc. Class A* (IT Services)	7,449,813
127,521	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	2,727,517
34,197	The Toronto-Dominion Bank (Banks)	2,350,931

		42,239,636

China – 2.3%
7,185	Baidu, Inc. ADR* (Interactive Media & Services)	1,511,221
3,338,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	2,423,071
97,400	NetEase, Inc. (Entertainment)	2,176,848
241,200	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	5,306,157
145,035	Tencent Holdings Ltd. (Interactive Media & Services)	11,569,730
429,544	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	6,029,850

		29,016,877

Denmark – 1.9%
23,266	Carlsberg AS Class B (Beverages)	4,081,788
43,000	DSV PANALPINA A/S (Air Freight & Logistics)	9,579,975
130,711	Novo Nordisk A/S Class B (Pharmaceuticals)	9,642,216

		23,303,979

France – 15.3%
82,189	Air Liquide SA (Chemicals)	13,840,815
86,192	Airbus SE* (Aerospace & Defense)	10,365,419
52,235	Alstom SA* (Machinery)	2,852,637
298,219	AXA SA (Insurance)	8,423,203

Common Stocks – (continued)
France – (continued)
49,628	BNP Paribas SA* (Banks)	3,182,033
54,747	Capgemini SE (IT Services)	10,032,215
84,803	Carrefour SA (Food & Staples Retailing)	1,642,379
14,549	Cie Generale des Etablissements Michelin SCA (Auto Components)	2,105,249
162,000	Danone SA (Food Products)	11,435,494
15,853	Dassault Systemes SE (Software)	3,677,459
314,074	Engie SA* (Multi-Utilities)	4,678,272
35,031	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	5,830,552
14,708	L’Oreal SA (Personal Products)	6,022,484
49,819	Legrand SA (Electrical Equipment)	4,849,374
32,434	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	24,434,158
107,493	Pernod Ricard SA (Beverages)	22,075,477
154,804	Sanofi (Pharmaceuticals)	16,230,002
101,781	Schneider Electric SE (Electrical Equipment)	16,239,743
292,237	TOTAL SE (Oil, Gas & Consumable Fuels)	12,916,219
70,188	Valeo SA (Auto Components)	2,274,510
57,407	Vinci SA (Construction & Engineering)	6,299,252

		189,406,946

Germany – 8.0%
125,032	BASF SE (Chemicals)	10,076,486
190,915	Bayer AG (Pharmaceuticals)	12,353,787
74,567	Beiersdorf AG (Personal Products)	8,416,412
47,628	Deutsche Boerse AG (Capital Markets)	8,207,508
91,285	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,660,577
40,386	Merck KGaA (Pharmaceuticals)	7,095,189
11,560	MTU Aero Engines AG (Aerospace & Defense)	2,917,250
270,991	RWE AG (Multi-Utilities)	10,290,030
179,802	SAP SE (Software)	25,175,992
64,458	Siemens AG (Industrial Conglomerates)	10,753,843

		98,947,074

Hong Kong – 1.9%
1,836,990	AIA Group Ltd. (Insurance)	23,316,126

India – 1.5%
110,894	HDFC Bank Ltd.* (Banks)	2,106,983
97,000	HDFC Bank Ltd. ADR* (Banks)	6,817,160
133,222	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	4,338,411
122,726	Tata Consultancy Services Ltd. (IT Services)	5,022,382

		18,284,936

The accompanying notes are an integral part of these financial statements.	5

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – 0.2%
5,393,800	Bank Mandiri Persero Tbk PT (Banks)	$2,296,469

Ireland – 2.4%
25,300	Accenture PLC Class A (IT Services)	7,336,241
16,450	ICON PLC* (Life Sciences Tools & Services)	3,568,828
107,057	Ryanair Holdings PLC ADR* (Airlines)	12,509,610
27,800	STERIS PLC (Health Care Equipment & Supplies)	5,866,356

		29,281,035

Israel* – 0.4%
47,409	Check Point Software Technologies Ltd. (Software)	5,537,845

Italy – 2.8%
1,299,089	Enel SpA (Electric Utilities)	12,899,079
234,021	Eni SpA (Oil, Gas & Consumable Fuels)	2,787,399
1,858,660	Intesa Sanpaolo SpA* (Banks)	5,181,781
1,275,482	UniCredit SpA (Banks)	13,101,729

		33,969,988

Japan – 11.0%
49,900	Daikin Industries Ltd. (Building Products)	10,065,562
61,100	Denso Corp. (Auto Components)	3,950,298
44,200	FANUC Corp. (Machinery)	10,178,496
203,900	Hitachi Ltd. (Industrial Conglomerates)	10,092,584
62,400	Hoya Corp. (Health Care Equipment & Supplies)	7,092,713
191,500	Japan Tobacco, Inc. (Tobacco)	3,592,284
13,800	Keyence Corp. (Electronic Equipment, Instruments & Components)	6,624,727
58,500	Koito Manufacturing Co. Ltd. (Auto Components)	3,649,267
20,500	Kose Corp. (Personal Products)	3,085,976
356,400	Kubota Corp. (Machinery)	8,384,582
91,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	5,537,040
35,300	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	6,215,936
145,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	11,544,473
321,200	Olympus Corp. (Health Care Equipment & Supplies)	6,610,784
19,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,224,119
7,800	SMC Corp. (Machinery)	4,532,400
82,900	Sompo Holdings, Inc. (Insurance)	3,080,990

Common Stocks – (continued)
Japan – (continued)
206,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,254,081
426,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	14,255,330
191,800	Terumo Corp. (Health Care Equipment & Supplies)	7,252,381

		136,224,023

Luxembourg* – 0.2%
97,426	ArcelorMittal SA (Metals & Mining)	2,832,234

Macau – 0.4%
1,094,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	5,178,766

Mexico – 0.2%
391,357	Grupo Financiero Banorte SAB de CV Class O (Banks)	2,226,583

Netherlands – 5.7%
2,350	Adyen NV*(a) (IT Services)	5,783,569
122,879	Akzo Nobel NV (Chemicals)	14,753,954
13,600	ASML Holding NV (Semiconductors & Semiconductor Equipment)	8,814,160
33,000	Ferrari NV (Automobiles)	7,069,153
1,131,186	ING Groep NV (Banks)	14,450,878
158,004	Koninklijke Philips NV* (Health Care Equipment & Supplies)	8,934,039
70,717	QIAGEN NV* (Life Sciences Tools & Services)	3,447,701
72,411	Randstad NV (Professional Services)	5,224,608
17,826	Wolters Kluwer NV (Professional Services)	1,612,379

		70,090,441

Portugal – 0.3%
274,958	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	3,166,086

Singapore – 0.5%
253,500	DBS Group Holdings Ltd. (Banks)	5,681,200

South Korea – 2.5%
10,317	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	18,798,285
102,044	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	11,641,310

		30,439,595

Spain – 4.0%
49,531	Aena SME SA*(a) (Transportation Infrastructure)	8,608,268
358,617	Amadeus IT Group SA* (IT Services)	24,421,109
1,372,893	Banco Bilbao Vizcaya Argentaria SA* (Banks)	7,687,626

6	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
2,663,756	CaixaBank SA (Banks)	$8,521,259

		49,238,262

Sweden – 1.4%
110,000	Atlas Copco AB Class A (Machinery)	6,670,406
117,367	Essity AB Class B (Household Products)	3,830,624
35,445	Evolution Gaming Group AB(a) (Hotels, Restaurants & Leisure)	6,997,148

		17,498,178

Switzerland – 12.6%
188,157	ABB Ltd. (Electrical Equipment)	6,111,743
91,750	Alcon, Inc.* (Health Care Equipment & Supplies)	6,891,409
133,295	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	13,679,636
713,319	Credit Suisse Group AG (Capital Markets)	7,475,566
63,552	Julius Baer Group Ltd. (Capital Markets)	3,999,799
9,900	Lonza Group AG (Life Sciences Tools & Services)	6,293,570
208,734	Nestle SA (Food Products)	24,908,373
266,551	Novartis AG (Pharmaceuticals)	22,746,488
83,537	Roche Holding AG (Pharmaceuticals)	27,246,059
40,717	Sika AG (Chemicals)	12,160,643
526,604	UBS Group AG (Capital Markets)	8,041,558
39,455	Zurich Insurance Group AG (Insurance)	16,186,747

		155,741,591

Taiwan – 1.4%
150,214	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	17,535,982

United Kingdom – 11.7%
19,000	Aon PLC Class A (Insurance)	4,777,360
465,196	Balfour Beatty PLC* (Construction & Engineering)	2,005,389
2,415,704	Barclays PLC (Banks)	5,848,344
2,286,151	BP PLC (Oil, Gas & Consumable Fuels)	9,570,617
210,482	British American Tobacco PLC (Tobacco)	7,809,586
394,993	Compass Group PLC* (Hotels, Restaurants & Leisure)	8,592,784
182,507	Diageo PLC (Beverages)	8,192,988
343,493	Experian PLC (Professional Services)	13,242,183
1,193,431	International Consolidated Airlines Group SA* (Airlines)	3,346,742

Common Stocks – (continued)
United Kingdom – (continued)
20,783	Linde PLC (Chemicals)	5,940,551
357,530	Prudential PLC (Insurance)	7,570,439
58,758	Reckitt Benckiser Group PLC (Household Products)	5,231,671
528,403	RELX PLC (Professional Services)	13,732,457
68,574	Rio Tinto PLC (Metals & Mining)	5,743,564
13,294,636	Rolls-Royce Holdings PLC* (Aerospace & Defense)	19,240,076
145,178	Smiths Group PLC (Industrial Conglomerates)	3,260,454
1,398,928	Tesco PLC (Food & Staples Retailing)	4,270,317
181,533	Unilever PLC (Personal Products)	10,633,674
194,604	WH Smith PLC* (Specialty Retail)	4,862,413

		143,871,609

United States – 2.3%
8,175	EPAM Systems, Inc.* (IT Services)	3,742,106
19,850	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	6,655,110
5,000	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6,566,600
37,700	ResMed, Inc. (Health Care Equipment & Supplies)	7,086,469
70,151	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	4,413,901

		28,464,186

TOTAL COMMON STOCKS
(Cost $855,382,559)		$1,190,507,208

Shares	Dividend Rate	Value

Preferred Stock – 0.2%
Germany – 0.2%
Volkswagen AG (Automobiles)
9,864	2.300%	$2,568,186
(Cost $952,070)

Units	Expiration Date	Value

Right* – 0.0%
Switzerland – 0.0%
Credit Suisse Group AG (Capital Markets)
713,319	05/06/21	$—
(Cost $0)

The accompanying notes are an integral part of these financial statements.	7

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Units	Expiration Date	Value

Warrant* – 0.0%
Switzerland – 0.0%
Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)
159,929	11/22/23	$68,297
(Cost $0)

Shares	Dividend Rate	Value

Investment Company(b) – 3.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
36,417,823	0.026%	$36,417,823
(Cost $36,417,823)

TOTAL INVESTMENTS – 99.6%
(Cost $892,752,452)		$1,229,561,514

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		5,088,532

NET ASSETS – 100.0%		$1,234,650,046

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depository Receipt
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
State Street Bank and Trust	DKK	641,073	USD	104,249	05/03/21	$(603)
	JPY	83,436,946	USD	766,078	05/06/21	(2,601)

TOTAL						$(3,204)

8	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 95.5%
Aerospace & Defense – 0.4%
14,892	Curtiss-Wright Corp.	$1,904,687
8,300	Vectrus, Inc.*	434,505

		2,339,192

Air Freight & Logistics* – 0.1%
8,437	Hub Group, Inc. Class A	554,480
37,600	Radiant Logistics, Inc.	251,168

		805,648

Auto Components – 1.1%
19,300	Adient PLC*	894,362
12,800	American Axle & Manufacturing Holdings, Inc.*	118,784
41,050	Dana, Inc.	1,038,565
7,310	Fox Factory Holding Corp.*	1,120,111
2,200	Gentherm, Inc.*	156,640
13,860	LCI Industries	2,030,490
7,400	Modine Manufacturing Co.*	120,472
9,550	Standard Motor Products, Inc.	409,027

		5,888,451

Automobiles – 0.4%
34,088	Harley-Davidson, Inc.	1,648,837
9,800	Winnebago Industries, Inc.	783,510

		2,432,347

Banks – 4.8%
7,350	Amalgamated Financial Corp.	118,702
10,094	Ameris Bancorp	545,984
32,990	BankUnited, Inc.	1,537,664
8,850	Cadence BanCorp.	196,912
950	Century Bancorp, Inc. Class A	108,538
11,700	ConnectOne Bancorp, Inc.	317,655
31,450	Customers Bancorp, Inc.*	1,085,654
10,500	Financial Institutions, Inc.	335,265
5,550	First Bancorp	69,764
1,900	First Foundation, Inc.	45,220
71,856	First Hawaiian, Inc.	1,973,166
23,709	First Merchants Corp.	1,095,593
5,900	First Midwest Bancorp, Inc.	123,723
5,900	Great Western Bancorp, Inc.	194,995
11,500	Hancock Whitney Corp.	531,760
22,150	Hanmi Financial Corp.	449,645
14,750	Heartland Financial USA, Inc.	741,482
16,750	Hilltop Holdings, Inc.	589,600
29,300	Hope Bancorp, Inc.	439,793
63,387	Investors Bancorp, Inc.	927,986
8,150	Midland States Bancorp, Inc.	229,667
6,850	MidWestOne Financial Group, Inc.	216,186
6,500	OceanFirst Financial Corp.	148,590
37,350	OFG Bancorp	884,821
2,800	Old Second Bancorp, Inc.	36,988
28,441	PacWest Bancorp.	1,234,624
9,163	Preferred Bank	600,543
13,750	Primis Financial Corp.	197,312
36,575	Prosperity Bancshares, Inc.	2,683,142

Common Stocks – (continued)
Banks – (continued)
7,300	QCR Holdings, Inc.	352,006
8,700	Simmons First National Corp. Class A	247,950
6,636	South State Corp.	559,548
36,816	Synovus Financial Corp.	1,725,198
15,800	The Bancorp, Inc.*	350,839
27,650	The Bank of NT Butterfield & Son Ltd.	1,084,433
5,400	TriState Capital Holdings, Inc.*	128,898
56,191	Umpqua Holdings Corp.	1,047,400
174,397	Valley National Bancorp	2,401,447
4,100	WesBanco, Inc.	148,789
6,507	Wintrust Financial Corp.	501,690

		26,209,172

Beverages – 0.1%
14,600	National Beverage Corp.	709,414

Biotechnology* – 6.2%
28,169	Abcam PLC ADR	603,943
8,407	Acceleron Pharma, Inc.	1,050,623
14,060	Allogene Therapeutics, Inc.	434,735
3,100	ALX Oncology Holdings, Inc.	194,246
21,460	Apellis Pharmaceuticals, Inc.	1,087,378
21,830	Arcus Biosciences, Inc.	736,763
35,800	Ardelyx, Inc.	261,698
6,388	Ascendis Pharma A/S ADR	926,068
9,900	Avid Bioservices, Inc.	211,910
14,370	Avidity Biosciences, Inc.	336,833
8,230	Beam Therapeutics, Inc.	674,860
17,583	Biohaven Pharmaceutical Holding Co. Ltd.	1,320,483
15,410	Bluebird Bio, Inc.	462,300
23,203	Blueprint Medicines Corp.	2,234,913
11,200	CareDx, Inc.	885,584
188,850	Catalyst Pharmaceuticals, Inc.	864,933
8,380	Celyad Oncology SA ADR	52,962
10,820	Compass Pathways PLC ADR	392,658
23,210	Constellation Pharmaceuticals, Inc.	501,800
39,300	CytomX Therapeutics, Inc.	367,848
15,100	Denali Therapeutics, Inc.	912,644
10,220	DermTech, Inc.	429,751
16,300	Eagle Pharmaceuticals, Inc.	665,529
11,650	Emergent BioSolutions, Inc.	710,417
38,750	Equillium, Inc.	251,100
10,660	Fate Therapeutics, Inc.	931,578
33,600	Fortress Biotech, Inc.	145,152
14,950	Generation Bio Co.	545,077
5,500	Halozyme Therapeutics, Inc.	274,725
450	Horizon Therapeutics PLC	42,579
33,607	Iovance Biotherapeutics, Inc.	1,056,604
35,270	Jounce Therapeutics, Inc.	332,596
15,090	Kronos Bio, Inc.	408,486
23,430	Kura Oncology, Inc.	630,970
900	Ligand Pharmaceuticals, Inc.	131,301
22,690	MacroGenics, Inc.	734,248
27,800	Myriad Genetics, Inc.	840,116
13,871	Neurocrine Biosciences, Inc.	1,310,671

The accompanying notes are an integral part of these financial statements.	9

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
191,300	OPKO Health, Inc.	$784,330
18,240	Opthea, Ltd. ADR	168,355
38,200	Organogenesis Holdings, Inc.	854,152
17,460	ORIC Pharmaceuticals, Inc.	421,310
12,740	PMV Pharmaceuticals, Inc.	429,720
13,900	PTC Therapeutics, Inc.	572,819
8,600	Puma Biotechnology, Inc.	84,796
12,670	Replimune Group, Inc.	463,595
10,500	REVOLUTION Medicines, Inc.	348,495
19,790	Rubius Therapeutics, Inc.	495,146
5,440	Sage Therapeutics, Inc.	428,454
10,660	Scholar Rock Holding Corp.	344,851
11,120	SpringWorks Therapeutics, Inc.	799,083
15,490	TCR2 Therapeutics, Inc.	351,778
5,080	Twist Bioscience Corp.	681,685
8,950	Ultragenyx Pharmaceutical, Inc.	999,178
56,550	Vanda Pharmaceuticals, Inc.	938,730
17,400	Veracyte, Inc.	865,650

		33,988,209

Building Products – 1.5%
15,410	Advanced Drainage Systems, Inc.	1,720,681
6,000	American Woodmark Corp.*	596,760
20,170	Builders FirstSource, Inc.*	981,674
23,850	JELD-WEN Holding, Inc.*	695,704
4,500	Resideo Technologies, Inc.*	135,045
7,260	Simpson Manufacturing Co., Inc.	818,202
46,109	The AZEK Co., Inc.*	2,226,142
14,900	UFP Industries, Inc.	1,252,196

		8,426,404

Capital Markets – 1.4%
15,230	Artisan Partners Asset Management, Inc. Class A	775,512
18,136	Evercore, Inc. Class A	2,541,398
36,100	Federated Hermes, Inc.	1,039,680
7,758	Hamilton Lane, Inc. Class A	701,711
17,230	Open Lending Corp. Class A*	672,831
6,700	Piper Sandler Cos.	777,133
11,925	Stifel Financial Corp.	825,091
700	Virtus Investment Partners, Inc.	191,422

		7,524,778

Chemicals – 2.1%
2,600	Cabot Corp.	142,688
3,200	Hawkins, Inc.	106,720
20,619	Huntsman Corp.	591,147
20,675	Ingevity Corp.*	1,614,304
14,150	Kronos Worldwide, Inc.	240,550
6,566	Minerals Technologies, Inc.	513,067
15,300	Orion Engineered Carbons SA*	303,858
42,914	PQ Group Holdings, Inc.	600,796
8,243	Quaker Chemical Corp.	1,997,691
4,900	Sensient Technologies Corp.	402,976
3,400	Stepan Co.	444,244
13,800	Trinseo SA	854,358

Common Stocks – (continued)
Chemicals – (continued)
106,993	Valvoline, Inc.	3,359,580
3,500	W.R. Grace & Co.	240,555

		11,412,534

Commercial Services & Supplies – 3.5%
67,946	ABM Industries, Inc.	3,493,104
90,585	ACCO Brands Corp.	777,219
1,800	Brady Corp. Class A	98,226
33,155	Covanta Holding Corp.	498,651
54,756	Harsco Corp.*	981,775
18,800	Herman Miller, Inc.	780,200
4,700	HNI Corp.	198,998
63,558	IAA, Inc.*	3,992,078
139,988	KAR Auction Services, Inc.*	2,098,420
9,986	MSA Safety, Inc.	1,605,350
1,400	Tetra Tech, Inc.	178,682
6,277	The Brink’s Co.	501,658
400	UniFirst Corp.	89,676
30,530	Waste Connections, Inc.	3,636,428

		18,930,465

Communications Equipment* – 0.8%
34,580	CommScope Holding Co., Inc.	568,841
13,950	Extreme Networks, Inc.	158,751
122,768	Infinera Corp.	1,131,921
17,700	NETGEAR, Inc.	658,617
16,850	NetScout Systems, Inc.	441,386
9,400	Plantronics, Inc.	375,906
63,940	Viavi Solutions, Inc.	1,046,058

		4,381,480

Construction & Engineering – 1.1%
47,075	Aegion Corp.*	1,416,958
13,600	Arcosa, Inc.	819,944
15,673	EMCOR Group, Inc.	1,877,625
1,300	MYR Group, Inc.*	101,270
26,700	Primoris Services Corp.	872,022
3,266	Valmont Industries, Inc.	806,212

		5,894,031

Construction Materials* – 0.2%
900	Eagle Materials, Inc.	124,326
25,000	Summit Materials, Inc. Class A	719,750

		844,076

Consumer Finance – 2.0%
11,650	Green Dot Corp. Class A*	533,104
186,486	Navient Corp.	3,138,560
8,231	Nelnet, Inc. Class A	610,987
42,140	PRA Group, Inc.*	1,587,835
16,750	PROG Holdings, Inc.	853,245
5,900	Regional Management Corp.	228,507
204,123	SLM Corp.	4,013,058

		10,965,296

10	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 0.9%
258,881	Graphic Packaging Holding Co.	$4,802,243
3,650	Greif, Inc. Class A	220,861

		5,023,104

Diversified Consumer Services* – 1.8%
1,800	Adtalem Global Education, Inc.	61,758
3,000	American Public Education, Inc.	91,380
22,210	Arco Platform Ltd. Class A	569,909
18,703	Bright Horizons Family Solutions, Inc.	2,708,755
16,359	Chegg, Inc.	1,477,708
29,254	frontdoor, Inc.	1,565,967
16,600	Perdoceo Education Corp.	193,556
47,058	Stride, Inc.	1,347,270
30,195	Terminix Global Holdings, Inc.	1,536,624

		9,552,927

Diversified Financial Services* – 0.1%
11,050	Cannae Holdings, Inc.	438,685

Diversified Telecommunication Services – 0.9%
13,600	Bandwidth, Inc. Class A*	1,797,920
28,384	Cogent Communications Holdings, Inc.	2,143,276
7,100	Liberty Latin America Ltd. Class A*	98,584
19,150	Liberty Latin America Ltd. Class C*	267,142
38,590	Vonage Holdings Corp.*	522,894

		4,829,816

Electric Utilities – 0.2%
17,400	Otter Tail Corp.	821,802

Electrical Equipment – 0.8%
2,900	Acuity Brands, Inc.	538,008
15,450	Atkore, Inc.*	1,209,426
4,300	Encore Wire Corp.	321,124
11,947	EnerSys	1,094,106
63,908	GrafTech International Ltd.	812,910
14,580	Plug Power, Inc.*	415,676

		4,391,250

Electronic Equipment, Instruments & Components – 2.5%
37,813	Belden, Inc.	1,636,547
38,129	Insight Enterprises, Inc.*	3,827,008
12,180	Itron, Inc.*	1,095,469
5,700	Kimball Electronics, Inc.*	131,157
6,046	Littelfuse, Inc.	1,603,641
4,300	Rogers Corp.*	842,112
26,350	Sanmina Corp.*	1,076,134
12,450	ScanSource, Inc.*	376,363
20,424	SYNNEX Corp.	2,475,389
24,500	Vishay Intertechnology, Inc.	601,965

		13,665,785

Energy Equipment & Services – 1.1%
48,578	Cactus, Inc. Class A	1,448,110
95,693	ChampionX Corp.*	2,010,510
36,854	Helmerich & Payne, Inc.	944,568

Common Stocks – (continued)
Energy Equipment & Services – (continued)
35,050	National Energy Services Reunited Corp.*	444,785
41,500	Newpark Resources, Inc.*	117,860
88,670	NexTier Oilfield Solutions, Inc.*	318,325
58,800	Oceaneering International, Inc.*	632,100

		5,916,258

Entertainment* – 0.8%
393,912	Zynga, Inc. Class A	4,262,128

Equity Real Estate Investment Trusts (REITs) – 2.0%
1,400	Agree Realty Corp.	98,504
16,200	Apple Hospitality REIT, Inc.	256,932
28,700	City Office REIT, Inc.	313,691
64,732	Colony Capital, Inc.*	453,124
26,000	Columbia Property Trust, Inc.	468,260
49,924	Cousins Properties, Inc.	1,830,713
14,239	EastGroup Properties, Inc.	2,259,160
38,250	Franklin Street Properties Corp.	201,960
4,100	Global Net Lease, Inc.	78,720
4,400	Industrial Logistics Properties Trust	109,120
7,500	Lexington Realty Trust	91,800
1,900	One Liberty Properties, Inc.	47,253
41,700	Pebblebrook Hotel Trust	995,796
59,000	Piedmont Office Realty Trust, Inc. Class A	1,098,580
18,800	PotlatchDeltic Corp.	1,115,968
19,650	Sabra Health Care REIT, Inc.	357,041
18,150	Service Properties Trust	223,517
12,866	Spirit Realty Capital, Inc.	611,650
72,350	The Geo Group, Inc.	398,648
5,400	Whitestone REIT	52,758

		11,063,195

Food & Staples Retailing – 0.7%
17,310	BJ’s Wholesale Club Holdings, Inc.*	773,238
13,059	Casey’s General Stores, Inc.	2,901,579
500	PriceSmart, Inc.	42,020
2,000	Sprouts Farmers Market, Inc.*	51,220

		3,768,057

Food Products – 2.1%
15,550	Darling Ingredients, Inc.*	1,079,947
41,138	Fresh Del Monte Produce, Inc.	1,160,092
10,630	Freshpet, Inc.*	1,964,637
9,800	Mission Produce, Inc.*	197,960
74,064	Nomad Foods Ltd.*	2,159,706
3,100	Sanderson Farms, Inc.	510,043
70,226	The Hain Celestial Group, Inc.*	2,879,968
38,432	The Simply Good Foods Co.*	1,327,826

		11,280,179

Gas Utilities – 0.2%
4,600	ONE Gas, Inc.	370,162
8,200	Southwest Gas Holdings, Inc.	571,704

		941,866

The accompanying notes are an integral part of these financial statements.	11

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.0%
3,120	CONMED Corp.	$439,764
13,798	CryoPort, Inc.*	780,553
3,610	Eargo, Inc.*	206,636
47,859	Envista Holdings Corp.*	2,071,337
29,590	Establishment Labs Holdings, Inc.*	2,149,418
6,337	Inari Medical, Inc.*	724,256
6,300	Integer Holdings Corp.*	591,444
37,600	Meridian Bioscience, Inc.*	736,208
1,200	Merit Medical Systems, Inc.*	76,320
13,700	Natus Medical, Inc.*	350,035
3,600	Neogen Corp.*	345,636
11,732	Nevro Corp.*	2,027,407
67,000	OraSure Technologies, Inc.*	613,050
91,748	Ortho Clinical Diagnostics Holdings PLC*	1,806,518
21,304	OrthoPediatrics Corp.*	1,246,284
3,600	Quidel Corp.*	377,244
17,156	SI-BONE, Inc.*	609,038
11,030	Silk Road Medical, Inc.*	674,374
68,790	SmileDirectClub, Inc.*	731,582

		16,557,104

Health Care Providers & Services – 3.2%
22,051	Accolade, Inc.*	1,105,858
57,806	agilon health, Inc.*	1,822,623
30,123	Alignment Healthcare, Inc.*	799,465
6,500	Cross Country Healthcare, Inc.*	86,580
17,928	Encompass Health Corp.	1,521,370
2,680	Hanger, Inc.*	66,812
40,070	HealthEquity, Inc.*	3,044,118
19,820	Innovage Holding Corp.*	504,617
8,160	LHC Group, Inc.*	1,699,483
1,950	National HealthCare Corp.	137,105
22,072	Oak Street Health, Inc.*	1,360,297
24,600	Owens & Minor, Inc.	887,814
25,188	Progyny, Inc.*	1,433,449
29,450	R1 RCM, Inc.*	803,396
31,800	Select Medical Holdings Corp.*	1,199,496
12,010	Surgery Partners, Inc.*	578,882
3,600	Tenet Healthcare Corp.*	213,336
2,600	The Ensign Group, Inc.	223,210

		17,487,911

Health Care Technology – 1.6%
110,006	Change Healthcare, Inc.*	2,524,638
12,300	Computer Programs & Systems, Inc.	369,246
12,980	Health Catalyst, Inc.*	751,542
5,620	Inspire Medical Systems, Inc.*	1,330,928
37,950	NextGen Healthcare, Inc.*	694,865
11,910	Omnicell, Inc.*	1,727,188
29,088	Phreesia, Inc.*	1,505,304

		8,903,711

Hotels, Restaurants & Leisure – 2.5%
10,980	Bally’s Corp.*	636,401
23,800	Bloomin’ Brands, Inc.*	752,080

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
3,700	Boyd Gaming Corp.*	244,755
17,500	Brinker International, Inc.*	1,174,775
6,200	Century Casinos, Inc.*	81,530
11,302	Choice Hotels International, Inc.*	1,286,168
12,605	Churchill Downs, Inc.	2,665,957
38,000	Del Taco Restaurants, Inc.	433,200
31,975	Extended Stay America, Inc.	635,983
31,010	International Game Technology PLC*	533,992
4,800	Jack in the Box, Inc.	579,120
60,052	MakeMyTrip Ltd.*	1,646,626
5,500	Papa John’s International, Inc.	531,960
900	Penn National Gaming, Inc.*	80,208
5,600	RCI Hospitality Holdings, Inc.	407,736
9,000	Texas Roadhouse, Inc.	963,180
4,400	The Wendy’s Co.	99,308
9,418	Travel + Leisure Co.	607,743
3,270	Wingstop, Inc.	518,001

		13,878,723

Household Durables – 1.6%
5,100	Ethan Allen Interiors, Inc.	146,421
700	iRobot Corp.*	76,160
25,309	Meritage Homes Corp.*	2,692,624
32,290	Skyline Champion Corp.*	1,434,645
23,554	Tempur Sealy International, Inc.	898,350
10,728	Toll Brothers, Inc.	672,646
11,925	TopBuild Corp.*	2,651,881
1,700	Tri Pointe Homes, Inc.*	40,494

		8,613,221

Household Products – 0.7%
50,848	Energizer Holdings, Inc.	2,506,807
16,981	Spectrum Brands Holdings, Inc.	1,496,705

		4,003,512

Independent Power and Renewable Electricity Producers – 0.1%
5,600	Ormat Technologies, Inc.	405,440

Insurance – 2.4%
2,600	Argo Group International Holdings Ltd.	135,668
46,027	Assured Guaranty Ltd.	2,340,473
36,898	Axis Capital Holdings Ltd.	2,058,908
16,541	Employers Holdings, Inc.	669,580
21,432	First American Financial Corp.	1,382,364
29,650	Heritage Insurance Holdings, Inc.	270,111
41,230	ProAssurance Corp.	1,030,750
2,400	Selective Insurance Group, Inc.	182,736
25,400	SiriusPoint, Ltd.*	268,732
10,600	Stewart Information Services Corp.	621,690
14,999	The Hanover Insurance Group, Inc.	2,074,512
19,350	Universal Insurance Holdings, Inc.	269,933
1,695	White Mountains Insurance Group Ltd.	1,975,404

		13,280,861

Interactive Media & Services* – 1.0%
136,566	Angi, Inc. Class A	2,186,422
4,100	Cargurus, Inc.	101,188

12	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – (continued)
50,650	Cars.com, Inc.	$669,087
16,920	EverQuote, Inc. Class A	573,080
10,500	QuinStreet, Inc.	212,835
40,565	Yelp, Inc.	1,594,204

		5,336,816

Internet & Direct Marketing Retail – 0.4%
2,300	Liquidity Services, Inc.*	41,239
11,800	Overstock.com, Inc.*	961,700
8,900	Shutterstock, Inc.	775,902
1,350	Stamps.com, Inc.*	277,249

		2,056,090

IT Services – 5.4%
20,427	Concentrix Corp.*	3,173,947
15,820	DigitalOcean Holdings, Inc.*	689,277
74,318	DXC Technology Co.*	2,445,805
24,986	EVERTEC, Inc.	996,941
93,200	Evo Payments, Inc. Class A*	2,657,132
95,087	Genpact Ltd.	4,519,485
9,200	LiveRamp Holdings, Inc.*	450,616
28,787	MAXIMUS, Inc.	2,638,041
23,649	Rackspace Technology, Inc.*	588,151
28,470	Repay Holdings Corp.*	650,539
6,330	Shift4 Payments, Inc. Class A*	625,974
57,458	Sykes Enterprises, Inc.*	2,518,384
18,600	The Hackett Group, Inc.	309,318
17,746	TTEC Holdings, Inc.	1,805,301
69,071	Unisys Corp.*	1,657,704
6,999	WEX, Inc.*	1,436,265
4,170	Wix.com Ltd.*	1,325,560
10,260	WNS Holdings Ltd. ADR*	743,132

		29,231,572

Leisure Products – 1.0%
12,600	American Outdoor Brands, Inc.*	325,710
48,035	Callaway Golf Co.	1,390,613
66,279	Clarus Corp.	1,233,452
2,200	Johnson Outdoors, Inc. Class A	311,982
1,580	Latham Group, Inc.	41,080
15,250	MasterCraft Boat Holdings, Inc.*	432,490
44,200	Smith & Wesson Brands, Inc.	769,080
12,280	YETI Holdings, Inc.*	1,048,958

		5,553,365

Life Sciences Tools & Services – 2.6%
25,463	Bruker Corp.	1,744,725
14,949	Charles River Laboratories International, Inc.*	4,969,795
6,700	Medpace Holdings, Inc.*	1,136,856
60,301	NeoGenomics, Inc.*	2,954,146
6,914	Olink Holding AB ADR*	243,373
8,390	Quanterix Corp.*	512,964
30,454	Syneos Health, Inc.*	2,584,022

		14,145,881

Common Stocks – (continued)
Machinery – 2.6%
20,841	Allison Transmission Holdings, Inc.	864,276
9,177	Altra Industrial Motion Corp.	541,535
6,200	Chart Industries, Inc.*	995,906
900	EnPro Industries, Inc.	77,085
13,832	ESCO Technologies, Inc.	1,504,368
40,370	Evoqua Water Technologies Corp.*	1,153,775
3,600	Franklin Electric Co., Inc.	292,572
29,928	Hillenbrand, Inc.	1,469,165
3,174	IDEX Corp.	711,611
11,620	John Bean Technologies Corp.	1,689,316
8,080	Kornit Digital Ltd.*	789,901
26,100	Meritor, Inc.*	705,483
18,700	Mueller Industries, Inc.	839,069
2,600	SPX FLOW, Inc.	173,134
1,550	Standex International Corp.	146,971
15,728	Terex Corp.	739,059
20,950	The Shyft Group, Inc.	742,049
7,654	Woodward, Inc.	956,826

		14,392,101

Marine – 0.2%
11,700	Costamare, Inc.	123,084
1,800	Eagle Bulk Shipping, Inc.*	78,012
13,900	Matson, Inc.	908,087

		1,109,183

Media – 0.9%
40,600	Gray Television, Inc.	824,992
1	Liberty Broadband Corp. Class C*	163
13,925	Nexstar Media Group, Inc. Class A	2,052,684
106,570	TEGNA, Inc.	2,137,794

		5,015,633

Metals & Mining – 0.3%
30,900	Alcoa Corp.*	1,132,176
14,150	Ryerson Holding Corp.*	224,702
2,600	TimkenSteel Corp.*	31,252
2,600	Worthington Industries, Inc.	169,676

		1,557,806

Mortgage Real Estate Investment Trusts (REITs) – 1.1%
26,852	Ares Commercial Real Estate Corp.	396,336
49,250	Blackstone Mortgage Trust, Inc. Class A	1,600,132
67,400	Chimera Investment Corp.	885,636
37,400	Colony Credit Real Estate, Inc.	325,006
8,400	Ellington Financial, Inc.	150,696
4,300	Ready Capital Corp.	62,393
58,886	Starwood Property Trust, Inc.	1,520,436
50,600	TPG RE Finance Trust, Inc.	630,476
25,200	Two Harbors Investment Corp.	196,560

		5,767,671

Oil, Gas & Consumable Fuels – 1.7%
19,850	Ardmore Shipping Corp.*	77,812
45,809	Delek US Holdings, Inc.	1,087,048
5,800	Diamond S Shipping, Inc.*	57,130

The accompanying notes are an integral part of these financial statements.	13

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
112,648	Enerplus Corp.	$604,920
47,187	HollyFrontier Corp.	1,651,545
343,005	Kosmos Energy Ltd.*	980,994
45,900	Magnolia Oil & Gas Corp. Class A*	516,834
37,700	Ovintiv, Inc.	902,161
18,471	PDC Energy, Inc.*	674,376
93,054	World Fuel Services Corp.	2,878,160

		9,430,980

Paper & Forest Products – 0.5%
11,900	Louisiana-Pacific Corp.	783,972
38,274	Schweitzer-Mauduit International, Inc.	1,747,974
9,300	Verso Corp. Class A	143,592

		2,675,538

Personal Products – 0.6%
32,080	BellRing Brands, Inc. Class A*	827,343
33,520	elf Beauty, Inc.*	1,013,980
3,300	Medifast, Inc.	749,397
6,700	USANA Health Sciences, Inc.*	602,933

		3,193,653

Pharmaceuticals* – 0.9%
110,100	Amneal Pharmaceuticals, Inc.	606,651
14,400	Amphastar Pharmaceuticals, Inc.	250,560
3,400	ANI Pharmaceuticals, Inc.	113,152
2,600	Atea Pharmaceuticals, Inc.	64,246
26,314	Catalent, Inc.	2,959,536
1,400	Harmony Biosciences Holdings, Inc.	41,020
23,800	Prestige Consumer Healthcare, Inc.	1,036,728

		5,071,893

Professional Services – 2.4%
30,780	ASGN, Inc.*	3,237,440
32,082	FTI Consulting, Inc.*	4,454,586
2,100	Insperity, Inc.	183,834
20,900	Kelly Services, Inc. Class A*	523,545
11,900	Kforce, Inc.	666,876
8,406	Korn Ferry	570,683
19,629	ManTech International Corp. Class A	1,675,335
21,366	Science Applications International Corp.	1,910,548

		13,222,847

Real Estate Management & Development – 0.4%
22,800	Newmark Group, Inc. Class A	245,100
94,093	Realogy Holdings Corp.*	1,625,927
8,700	The RMR Group, Inc. Class A	344,346

		2,215,373

Road & Rail – 0.9%
19,290	Knight-Swift Transportation Holdings, Inc.	908,944
2,685	Landstar System, Inc.	462,572
8,610	Saia, Inc.*	2,019,045
34,243	Werner Enterprises, Inc.	1,583,054

		4,973,615

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.5%
17,930	Advanced Energy Industries, Inc.	1,977,858
16,200	Amkor Technology, Inc.	327,564
3,300	Axcelis Technologies, Inc.*	137,049
350	Brooks Automation, Inc.	35,466
23,270	CMC Materials, Inc.	4,268,416
15,900	Cohu, Inc.*	636,159
19,017	Entegris, Inc.	2,140,934
7,150	FormFactor, Inc.*	279,923
3,900	Kulicke and Soffa Industries, Inc.	221,715
69,952	Lattice Semiconductor Corp.*	3,519,285
25,040	MACOM Technology Solutions Holdings, Inc.*	1,417,514
1,000	Onto Innovation, Inc.*	68,520
11,900	Semtech Corp.*	806,106
6,340	Silicon Laboratories, Inc.*	893,623
43,459	Ultra Clean Holdings, Inc.*	2,219,451

		18,949,583

Software – 6.0%
40,800	A10 Networks, Inc.*	354,144
25,000	ACI Worldwide, Inc.*	944,500
4,800	Alarm.com Holdings, Inc.*	430,848
83,720	Avaya Holdings Corp.*	2,408,624
2,600	Blackbaud, Inc.*	184,912
14,892	Blackline, Inc.*	1,728,366
1,100	Bottomline Technologies DE, Inc.*	53,416
17,100	ChannelAdvisor Corp.*	361,665
3,050	CommVault Systems, Inc.*	212,006
12,900	Digital Turbine, Inc.*	973,047
36,085	Dynatrace, Inc.*	1,877,863
19,172	Envestnet, Inc.*	1,415,469
8,260	Everbridge, Inc.*	1,096,185
3,350	Five9, Inc.*	629,700
23,997	InterDigital, Inc.	1,665,872
9,550	j2 Global, Inc.*	1,155,550
6,100	McAfee Corp. Class A	148,108
14,490	Medallia, Inc.*	427,310
36,875	Mimecast Ltd.*	1,601,112
11,500	Mitek Systems, Inc.*	186,415
36,446	Nuance Communications, Inc.*	1,937,834
11,888	ON24, Inc.*	523,072
4,400	Progress Software Corp.	192,104
27,116	PROS Holdings, Inc.*	1,165,446
6,637	Q2 Holdings, Inc.*	690,381
3,300	QAD, Inc. Class A	233,277
14,500	Sapiens International Corp. NV	469,220
8,750	SPS Commerce, Inc.*	896,350
24,129	Sumo Logic, Inc.*	470,274
24,240	Telos Corp.*	804,283
35,650	Varonis Systems, Inc.*	1,887,667
43,054	Workiva, Inc.*	4,047,076
95,037	Zuora, Inc. Class A*	1,539,599

		32,711,695

Specialty Retail – 2.1%
8,300	Camping World Holdings, Inc. Class A	361,382
31,725	Foot Locker, Inc.	1,871,140

14	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
6,100	Hibbett Sports, Inc.*	$484,645
2,270	Lithia Motors, Inc. Class A	872,543
14,300	MarineMax, Inc.*	812,240
2,500	Murphy USA, Inc.	348,500
48,521	National Vision Holdings, Inc.*	2,445,944
400	RH*	275,208
58,103	Sally Beauty Holdings, Inc.*	1,166,127
2,100	Sleep Number Corp.*	234,969
15,100	The Buckle, Inc.	633,294
27,259	Vroom, Inc.*	1,261,274
12,700	Zumiez, Inc.*	545,719

		11,312,985

Technology Hardware, Storage & Peripherals* – 0.5%
53,493	NCR Corp.	2,447,305
8,000	Super Micro Computer, Inc.	296,160

		2,743,465

Technology – Software/Services* – 0.0%
4,932	Contra BM Technologies	37,037

Textiles, Apparel & Luxury Goods – 1.5%
14,360	Canada Goose Holdings, Inc.*	606,997
10,100	Crocs, Inc.*	1,011,212
4,150	Deckers Outdoor Corp.*	1,403,530
64,607	Hanesbrands, Inc.	1,360,624
2,200	Kontoor Brands, Inc.	138,226
33,774	Skechers U.S.A., Inc. Class A*	1,637,701
54,631	Steven Madden Ltd.	2,221,843

		8,380,133

Thrifts & Mortgage Finance – 1.9%
44,651	Essent Group Ltd.	2,347,749
10,263	Federal Agricultural Mortgage Corp. Class C	1,055,652
26,515	Mr Cooper Group, Inc.*	914,237
45,926	NMI Holdings, Inc. Class A*	1,186,728
25,308	PennyMac Financial Services, Inc.	1,523,795
13,300	Premier Financial Corp.	420,147
2,300	Provident Financial Services, Inc.	54,211
5,500	Radian Group, Inc.	135,520
25,893	Walker & Dunlop, Inc.	2,870,239

		10,508,278

Tobacco – 0.2%
20,118	Universal Corp.	1,131,235

Trading Companies & Distributors – 1.8%
10,600	Applied Industrial Technologies, Inc.	1,013,996
16,100	Boise Cascade Co.	1,074,192
10,550	GMS, Inc.*	461,140
1,600	Rush Enterprises, Inc. Class A	78,976
18,333	SiteOne Landscape Supply, Inc.*	3,288,574
8,000	Veritiv Corp.*	335,040
36,352	WESCO International, Inc.*	3,334,205

		9,586,123

Common Stocks – (continued)
Water Utilities – 0.1%
7,650	American States Water Co.	605,803
3,150	Artesian Resources Corp. Class A	127,418

		733,221

Wireless Telecommunication Services – 0.1%
9,500	Shenandoah Telecommunications Co.	448,970

TOTAL COMMON STOCKS
(Cost $357,785,253)		$521,329,774

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation(a) – 0.1%
United States Treasury Bill
$650,000	0.000%	09/16/21	$649,962
(Cost $649,888)

Shares	Dividend Rate	Value

Investment Company(b) – 4.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
24,397,978	0.026%	$24,397,978
(Cost $24,397,978)

TOTAL INVESTMENTS – 100.1%
(Cost $382,833,119)		$546,377,714

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(307,474)

NET ASSETS – 100.0%		$546,070,240

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	15

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	57	06/18/21	$6,445,275	$83,117

16	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund
Assets:

Investments, at value of unaffiliated issuers, (cost $856,334,629 and $358,435,141, respectively)	$1,193,143,691	$521,979,736

Investments of affiliated issuers, at value (cost $36,417,823 and $24,397,978, respectively)	36,417,823	24,397,978

Foreign currencies, at value (cost $435,689 and $0, respectively)	433,771	—

Cash	1,229,364	408,488

Receivables:

Foreign tax reclaims	2,848,379	—

Dividends	2,422,651	64,946

Fund shares sold	1,390,000	65,000

Investments sold	676,353	803,734

Investments sold on an extended — settlement basis	108,110	—

Other assets	36,768	22,784

Total assets	1,238,706,910	547,742,666

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	3,204	—

Variation margin on futures contracts	—	90,885

Payables:

Investments purchased on an extended — settlement basis	1,163,303	—

Investments purchased	1,061,087	741,256

Management fees	439,393	247,875

Transfer agency fees	20,101	8,845

Accrued expenses and other liabilities	1,369,776	583,565

Total liabilities	4,056,864	1,672,426

Net Assets:

Paid-in capital	895,823,740	336,973,288

Total distributable earnings	338,826,306	209,096,952

NET ASSETS	$1,234,650,046	$546,070,240

Shares Outstanding $0.001 par value (unlimited number of shares authorized):	84,482,822	31,675,160

Net asset value, offering and redemption price per share:	$14.61	$17.24

The accompanying notes are an integral part of these financial statements.	17

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Operations

For the Six Months Ended April 30, 2021 (Unaudited)

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,460,582 and $5,806, respectively)	$11,569,984	$2,620,019

Dividends — affiliated issuers	4,563	2,244

Interest	—	148

Total investment income	11,574,547	2,622,411

Expenses:

Management fees	3,348,400	1,987,044

Custody, accounting and administrative services	325,920	190,219

Transfer Agency fees	111,613	52,988

Professional fees	92,534	99,566

Registration fees	22,559	13,928

Trustee fees	20,005	17,396

Printing and mailing costs	15,130	11,039

Other	39,641	19,445

Total expenses	3,975,802	2,391,625

Less — expense reductions	(907,496)	(504,672)

Net expenses	3,068,306	1,886,953

NET INVESTMENT INCOME	8,506,241	735,458

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $12,216 and $1,494, respectively)	43,802,992	64,566,599

Futures contracts	—	854,972

Forward foreign currency exchange contracts	(2,073)	—

Foreign currency transactions	(85,137)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	238,553,044	114,921,918

Futures contracts	—	254,984

Forward foreign currency exchange contracts	(3,204)	—

Foreign currency translation	39,243	—

Net realized and unrealized gain	282,304,865	180,598,473

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$290,811,106	$181,333,931

18	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Changes in Net Assets

	Multi-Manager International Equity Fund		Multi-Manager U.S. Small Cap Equity Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:

Net investment income	$8,506,241	$11,684,277	$735,458	$1,709,435

Net realized gain (loss)	43,715,782	(38,893,235)	65,421,571	(15,333,394)

Net change in unrealized gain	238,589,083	13,367,888	115,176,902	6,332,676

Net increase (decrease) in net assets resulting from operations	290,811,106	(13,841,070)	181,333,931	(7,291,283)

Distributions to shareholders:

From distributable earnings	(10,201,242)	(20,286,707)	(1,238,041)	(12,257,751)

From share transactions:
Proceeds from sales of shares	205,083,050	233,465,188	46,187,200	154,170,464

Reinvestment of distributions	10,201,242	20,286,707	1,238,041	12,257,751

Cost of shares redeemed	(147,603,154)	(156,469,045)	(122,765,343)	(83,462,509)

Net increase (decrease) in net assets resulting from share transactions	67,681,138	97,282,850	(75,340,102)	82,965,706

TOTAL INCREASE	348,291,002	63,155,073	104,755,788	63,416,672

Net assets:

Beginning of period	886,359,044	823,203,971	441,314,452	377,897,780

End of period	$1,234,650,046	$886,359,044	$546,070,240	$441,314,452

The accompanying notes are an integral part of these financial statements.	19

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager International Equity Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.16		$11.70	$10.80	$11.62	$9.41	$9.52

Net investment income(a)	0.10		0.16	0.28	0.22	0.19	0.17

Net realized and unrealized gain (loss)	3.48		(0.40)	1.03	(0.86)	2.17	(0.25)

Total from investment operations	3.58		(0.24)	1.31	(0.64)	2.36	(0.08)

Distributions to shareholders from net investment income	(0.13)		(0.28)	(0.16)	(0.18)	(0.15)	(0.03)

Distributions to shareholders from net realized gains	—		(0.02)	(0.25)	— (b)	—	—

Total distributions	(0.13)		(0.30)	(0.41)	(0.18)	(0.15)	(0.03)

Net asset value, end of period	$14.61		$11.16	$11.70	$10.80	$11.62	$9.41

Total return(c)	32.23%		(2.28)%	12.78%	(5.63)%	25.44%	(0.82)%

Net assets, end of period (in 000s)	$1,234,650		$886,359	$823,204	$626,971	$442,830	$293,620

Ratio of net expenses to average net assets	0.55	%(d)	0.57%	0.56%	0.57%	0.57%	0.57%

Ratio of total expenses to average net assets	0.71	%(d)	0.74%	0.76%	0.79%	0.82%	1.01%

Ratio of net investment income to average net assets	1.52	%(d)	1.39%	2.51%	1.85%	1.82%	1.81%

Portfolio turnover rate(e)	28%		52%	29%	28%	37%	25%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager U.S. Small Cap Equity Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended December 31,					Period Ended October 31, 2016(a)
			2020	2019	2018		2017
Per Share Data

Net asset value, beginning of period	$12.14		$13.31	$12.40	$12.77		$10.52	$10.00

Net investment income(b)	0.02		0.05	0.08	0.05	(c)	0.03	0.01

Net realized and unrealized gain (loss)	5.11		(0.79)	1.17	(0.10)		2.36	0.51

Total from investment operations	5.13		(0.74)	1.25	(0.05)		2.39	0.52

Distributions to shareholders from net investment income	(0.03)		(0.08)	(0.04)	(0.07)		(0.04)	—

Distributions to shareholders from net realized gains	—		(0.35)	(0.30)	(0.25)		(0.10)	—

Total distributions	(0.03)		(0.43)	(0.34)	(0.32)		(0.14)	—

Net asset value, end of period	$17.24		$12.14	$13.31	$12.40		$12.77	$10.52

Total return(d)	42.34%		(5.88)%	10.56%	(0.40)%		22.80%	5.20%

Net assets, end of period (in 000s)	$546,070		$441,314	$377,898	$318,166		$198,378	$128,775

Ratio of net expenses to average net assets	0.71	%(e)	0.77%	0.79%	0.80%		0.80%	0.80	%(e)

Ratio of total expenses to average net assets	0.90	%(e)	0.95%	0.96%	1.00%		1.19%	1.32	%(e)

Ratio of net investment income to average net assets	0.28	%(e)	0.44%	0.62%	0.35	%(c)	0.25%	0.26	%(e)

Portfolio turnover rate(f)	41%		85%	88%	32%		44%	15%

(a)	Commenced operations on April 29, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.23% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Multi-Manager International Equity	Class P	Diversified
Multi-Manager U.S. Small Cap Equity	Class P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. As of April 30, 2021, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager International Equity Fund with Causeway Capital Management LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management, and WCM Investment Management, LLC and for the Multi-Manager U.S. Small Cap Equity Fund with Victory Capital Management, Inc., (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the applicable Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the applicable Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

22

ACTIVE EQUITY MULTI-MANAGER FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

23

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

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ACTIVE EQUITY MULTI-MANAGER FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments —To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2021:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$31,402,208	$242,109,611	$—

Australia and Oceania	—	8,606,450	—

Europe	42,872,555	781,781,463	—

North America	72,930,405	—	—

South America	13,372,702	—	—

Warrants	—	68,297	—

Investment Company	36,417,823	—	—

Total	$196,995,693	$1,032,565,821	$—

Derivative Type

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(3,204)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$4,453,022	$—	$—

Australia and Oceania	168,355	—	—

Europe	4,883,464	—	—

North America	511,217,987	37,037	—

South America	569,909	—	—

Fixed Income

U.S. Treasury Obligations	649,962	—	—

Investment Company	24,397,978	—	—

Total	$546,340,677	$37,037	$—

Derivative Type

Assets(b)

Futures Contracts	$83,117	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager International Equity Fund

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Currency	—	$—		Payable for unrealized loss on forward foreign currency exchange contracts	$(3,204)

Multi-Manager U.S. Small Cap Equity Fund

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$83,117	(a)	—	$—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six month ended April 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager International Equity Fund
Risk	Statement of Operations	Net Realized Loss	Net Change in Unrealized Loss
Currency	Net realized loss from forward foreign currency exchange contracts/Net unrealized loss on forward foreign currency exchange contracts	$(2,073)	$(3,204)

Multi-Manager U.S. Small Cap Equity Fund
Risk	Statement of Operations	Net Realized Gain	Net Change in Unrealized Gain
Equity	Net realized gain from futures contracts/Net unrealized gain on futures contracts	$854,972	$254,984

For the six months ended April 30, 2021, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts(a)
Fund	Futures contracts	Forward contracts
Multi-Manager International Equity Fund	—	$870,328
Multi-Manager U.S. Small Cap Equity Fund	27	—

(a)	Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, based on absolute values, which is indicative of volume for this derivative type, for the months that the Funds held such derivatives during the six months period ended April 30, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Management Rate
Fund	Contractual Management Rate	Effective Net Management Rate*^
Multi-Manager International Equity	0.60%	0.44%
Multi-Manager U.S. Small Cap Equity	0.75	0.56

*	GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2022, and prior to such date, GSAM may not terminate the applicable arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended April 30, 2021, GSAM waived $25,622 and $12,889 of the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds’ management fee, respectively.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.02% of the average daily net assets of Class P Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit each Fund’s “Total Annual Operating Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Total Annual Operating Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds are 0.57% and 0.80%, respectively. These Other Expense limitations will remain in place through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Total Annual Operating Expense” limitations described above.

For the six months ended April 30, 2021, these expense reductions, including any fee waivers, were as follows:

Fund	Management Fee Waiver	Total Annual Operating Expense Reductions
Multi-Manager International Equity	$907,496	$907,496
Multi-Manager U.S. Small Cap Equity	504,672	504,672

D.  Line of Credit Facility — As of April 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

E.  Other Transactions with Affiliates — For the six months ended April 30, 2021 , Goldman Sachs earned $1,156 and $195, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds, respectively. The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2021:

Fund	Market Value as of October 31, 2020	Purchases at Cost	Proceeds from Sales	Market Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income
Multi-Manager International Equity	$24,436,920	$448,823,375	$(436,842,472)	$36,417,823	36,417,823	$4,563
Multi-Manager U.S. Small Cap Equity	22,519,566	238,612,641	(236,734,229)	24,397,978	24,397,978	2,244

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6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2021, were as follows:

Fund	Purchases	Sales and Maturities
Multi-Manager International Equity	$352,711,488	$298,511,764
Multi-Manager U.S. Small Cap Equity	205,851,881	287,007,166

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2020, the Funds’ capital loss carryforwards were as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund
Capital loss carryforwards
Perpetual Short-Term	$—	$(976,590)
Perpetual Long-Term	(17,919,843)	(8,073,979)
Total capital loss carryforwards	$(17,919,843)	$(9,050,569)

As of April 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund
Tax Cost	$924,241,212	$394,109,763
Gross unrealized gain	366,698,629	170,461,107
Gross unrealized loss	(61,378,327)	(18,193,156)
Net unrealized gains	$305,320,302	$152,267,951

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

8. OTHER RISKS (continued)

techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection

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ACTIVE EQUITY MULTI-MANAGER FUNDS

8. OTHER RISKS (continued)

with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager International Equity Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class P Shares
Shares sold	15,021,860	$205,083,050	21,296,099	$233,465,188
Reinvestment of distributions	738,685	10,201,242	1,674,735	20,286,707
Shares redeemed	(10,689,097)	(147,603,154)	(13,946,622)	(156,469,045)

NET INCREASE	5,071,448	$67,681,138	9,024,212	$97,282,850

	Multi-Manager U.S. Small Cap Equity Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class P Shares
Shares sold	3,015,481	$46,187,200	14,235,882	$154,170,464
Reinvestment of distributions	82,371	1,238,041	895,132	12,257,751
Shares redeemed	(7,782,099)	(122,765,343)	(7,156,901)	(83,462,509)

NET INCREASE (DECREASE)	(4,684,247)	$(75,340,102)	7,974,113	$82,965,706

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2-3, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Fund Expenses — Six Month Period Ended April 30, 2021 (Unaudited)

As a shareholder of Class P Shares of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021, which represents a period of 181 days in a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Manager International Equity Fund				Multi-Manager U.S. Small Cap Equity Fund
Share Class	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*
Class P
Actual	$1,000.00	$1,322.30		$3.17	$1,000.00	$1,423.40		$4.27
Hypothetical 5% return	1,000.00	1,022.07	+	2.76	1,000.00	1,021.27	+	3.56

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class P
Multi-Manager International Equity Fund	0.55%
Multi-Manager U.S. Small Cap Equity Fund	0.71

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

34

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.00 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on the Funds’ managements’ predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include a Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Fund holdings and allocations shown are as of April 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2021 Goldman Sachs. All rights reserved. 242245-OTU-1430302 MMGRFDSSAR-21

Goldman Sachs Funds

Semi-Annual Report	April 30, 2021

GQG Partners International Opportunities Fund

Goldman Sachs GQG Partners International Opportunities Fund

TABLE OF CONTENTS

Fund Basics	1

Schedule of Investments	3

Financial Statements	5

Financial Highlights	8

Notes to Financial Statements	15

Other Information	27

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

GQG Partners International Opportunities Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI ACWI ex USA (Net, unhedged)[2]

Class A	15.69%	27.40%
Class C	15.24	27.40
Institutional	15.96	27.40
Investor	15.78	27.40
Class R6	15.92	27.40
Class R	15.54	27.40
Class P	15.93	27.40

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI ACWI ex USA Index (Net, unhedged) is an international equity index that tracks stocks from 22 developed and 27 emerging markets countries. Developed countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the U.K. Emerging markets countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Russia, Qatar, Saudia Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21[3]

Holding	% of Net Assets	Line of Business

ASML Holding NV	5.9%	Semiconductors & Semiconductor Equipment
AstraZeneca PLC	5.6	Pharmaceuticals
Novo Nordisk A/S Class B	3.8	Pharmaceuticals
Evolution Gaming Group AB	3.5	Hotels, Restaurants & Leisure
Samsung Electronics Co. Ltd.	3.4	Technology Hardware, Storage & Peripherals
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3	Semiconductors & Semiconductor Equipment
Cellnex Telecom SA	2.7	Diversified Telecommunication Services
Volkswagen AG	2.6	Automobiles
Vale SA	2.6	Metals & Mining
British American Tobacco PLC	2.5	Tobacco

[3]	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 95.7%
Australia* – 0.4%
885,268	Afterpay Ltd. (IT Services)	$79,732,041

Belgium* – 0.5%
1,251,172	KBC Group NV (Banks)	97,076,598

Brazil – 3.3%
23,691,538	Vale SA (Metals & Mining)	475,483,744
7,209,713	Vale SA ADR (Metals & Mining)	145,059,426

		620,543,170

Canada – 1.9%
5,357,499	Algonquin Power & Utilities Corp. (Multi-Utilities)	86,433,068
2,704,668	Royal Bank of Canada (Banks)	258,133,346

		344,566,414

China – 4.8%
23,623,055	China Merchants Bank Co. Ltd. Class H (Banks)	189,750,088
26,496,740	Industrial & Commercial Bank of China Ltd. Class H (Banks)	17,193,510
3,867,753	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	299,209,372
3,779,425	NetEase, Inc. (Entertainment)	84,468,515
823,363	NetEase, Inc. ADR (Entertainment)	92,266,058
2,548,982	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	27,789,674
2,244,288	Tencent Holdings Ltd. (Interactive Media & Services)	179,031,322

		889,708,539

Denmark – 7.0%
1,348,038	DSV PANALPINA A/S (Air Freight & Logistics)	300,329,547
825,044	Genmab A/S* (Biotechnology)	302,759,836
9,458,033	Novo Nordisk A/S Class B (Pharmaceuticals)	697,694,926

		1,300,784,309

France – 10.3%
2,191,775	Air Liquide SA (Chemicals)	369,099,910
4,821,420	BNP Paribas SA* (Banks)	309,138,333
1,157,182	Capgemini SE (IT Services)	212,049,954
17,845,350	Credit Agricole SA* (Banks)	276,035,581
693,800	L’Oreal SA (Personal Products)	284,090,239
1,894,376	Schneider Electric SE (Electrical Equipment)	302,258,573
3,691,970	TOTAL SE (Oil, Gas & Consumable Fuels)	163,176,788

		1,915,849,378

Germany – 2.2%
4,516,709	Daimler AG (Automobiles)	401,981,323

Common Stocks – (continued)
India* – 2.7%
6,758,563	HDFC Bank Ltd. (Banks)	128,412,497
2,251,061	HDFC Bank Ltd. ADR (Banks)	158,204,567
13,726,161	ICICI Bank Ltd. ADR (Banks)	223,736,425

		510,353,489

Ireland – 2.3%
1,486,221	Accenture PLC Class A (IT Services)	430,959,503

Italy – 2.3%
43,023,136	Enel SpA (Electric Utilities)	427,190,784

Japan – 1.0%
1,813,459	Sony Group Corp. (Household Durables)	181,307,638

Luxembourg*(a) – 2.3%
14,782,494	ArcelorMittal SA (Metals & Mining)	431,513,204

Netherlands – 7.9%
151,856	Adyen NV*(b) (IT Services)	373,731,762
1,687,096	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,095,163,991

		1,468,895,753

Russia – 2.3%
1,899,826	LUKOIL PJSC (Oil, Gas & Consumable Fuels)	146,504,152
68,800,343	Sberbank of Russia PJSC (Banks)	271,811,881

		418,316,033

South Korea – 3.4%
8,742,198	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	637,179,288

Spain – 5.9%
63,303,953	Banco Bilbao Vizcaya Argentaria SA (Banks)	354,475,621
62,410,032	Banco Santander SA (Banks)	240,749,909
8,746,666	Cellnex Telecom SA(b) (Diversified Telecommunication Services)	494,746,936

		1,089,972,466

Sweden – 5.9%
3,246,176	Evolution Gaming Group AB(b) (Hotels, Restaurants & Leisure)	640,823,054
2,546,346	Swedish Match AB (Tobacco)	208,455,296
17,711,796	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	243,256,079

		1,092,534,429

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 4.8%
65,813,799	Glencore PLC (Metals & Mining)	$268,087,294
272,649	Lonza Group AG (Life Sciences Tools & Services)	173,326,824
3,033,821	Nestle SA (Food Products)	362,027,958
5,348,617	UBS Group AG (Capital Markets)	81,676,576

		885,118,652

Taiwan – 3.3%
28,957,903	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	609,842,054

United Kingdom – 11.6%
911,520	Aon PLC Class A (Insurance)	229,192,589
9,702,351	AstraZeneca PLC (Pharmaceuticals)	1,032,755,809
12,701,743	British American Tobacco PLC (Tobacco)	471,277,139
4,069,591	London Stock Exchange Group PLC (Capital Markets)	415,782,914

		2,149,008,451

United States – 9.6%
3,269,456	Abbott Laboratories (Health Care Equipment & Supplies)	392,596,277
82,699	Alphabet, Inc. Class A* (Interactive Media & Services)	194,632,097
107,253	Alphabet, Inc. Class C* (Interactive Media & Services)	258,492,600
441,642	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	265,153,024
4,326,052	Philip Morris International, Inc. (Tobacco)	410,974,940
1,144,624	Visa, Inc. Class A (IT Services)	267,338,381

		1,789,187,319

TOTAL COMMON STOCKS
(Cost $14,328,949,333)		$17,771,620,835

Shares	Dividend Rate	Value

Preferred Stocks– 2.6%
Germany – 2.6%
Volkswagen AG (Automobiles)
1,872,695	2.300%	$487,573,856
(Cost $360,912,776)

Investment Company(c)– 1.1%
Goldman Sachs Financial Square Government Fund— Institutional Shares
201,664,836	0.026%	$201,664,836
(Cost $201,664,836)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $14,891,526,945)		$18,460,859,527

Securities Lending Reinvestment Vehicle(c) – 0.2%
Goldman Sachs Financial Square Government Fund— Institutional Shares
46,056,250	0.026%	46,056,250
(Cost $46,056,250)

TOTAL INVESTMENTS – 99.6%
(Cost $14,937,583,195)		$18,506,915,777

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		65,323,016

NET ASSETS – 100.0%		$18,572,238,793

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $14,689,862,109)	$18,259,194,691
Investments of affiliated issuers, at value (cost $201,664,836)	201,664,836
Investments in securities lending reinvestment vehicle—affiliated issuer, at value (cost $46,056,250)(a)	46,056,250
Cash	4,115,383
Foreign currencies, at value (cost $44,468,469)	44,437,807
Receivables:
Investments sold	109,152,546
Fund shares sold	38,690,542
Dividends	30,961,036
Foreign tax reclaims	10,990,780
Reimbursement from investment adviser	39,712
Securities lending income	33,315
Other assets	443,041
Total assets	18,745,779,939

Liabilities:
Payables:
Investments purchased	102,827,932
Payable upon return of securities loaned	46,056,250
Fund shares redeemed	12,856,022
Management fees	10,598,854
Distribution and Service fees and Transfer Agency fees	1,118,107
Accrued expenses	83,981
Total liabilities	173,541,146

Net Assets:
Paid-in capital	14,937,192,785
Total distributable earnings	3,635,046,008
NET ASSETS	$18,572,238,793
Net Assets:
Class A	$422,329,023
Class C	84,421,999
Institutional	12,001,615,382
Investor	3,496,560,823
Class R6	691,869,991
Class R	1,079,461
Class P	1,874,362,114
Total Net Assets	$18,572,238,793
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	22,198,778
Class C	4,555,979
Institutional	626,213,215
Investor	183,022,413
Class R6	36,111,294
Class R	57,373
Class P	97,855,367
Net asset value, offering and redemption price per share:(b)
Class A	$19.02
Class C	18.53
Institutional	19.17
Investor	19.10
Class R6	19.16
Class R	18.81
Class P	19.15

(a)	Includes loaned securities having market value of $43,167,602.
(b)	Maximum public offering price per share for Class A Shares is $20.13. At redemption, Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Operations

For the Six Months Ended April 30, 2021 (Unaudited)

Investment income:

Dividends—unaffiliated issuers (net of foreign withholding taxes of $13,780,823)	$143,520,591

Dividends—affiliated issuers	65,440

Securities lending income—affiliated issuers	36,014

Total investment income	143,622,045

Expenses:

Management fees	57,411,488

Transfer Agency fees(a)	5,321,554

Distribution and Service (12b-1) fees(a)	708,951

Custody, accounting and administrative services	533,074

Registration fees	405,125

Printing and mailing costs	185,205

Service fees—Class C	92,643

Professional fees	92,256

Trustee fees	80,814

Other	345,916

Total expenses	65,177,026

Less — expense reductions	(985,562)

Net expenses	64,191,464

NET INVESTMENT INCOME	79,430,581

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments—unaffiliated issuers	283,352,408

Forward foreign currency exchange contracts	275,588

Foreign currency transactions	(15,399,301)

Net change in unrealized gain on:

Investments- unaffiliated issuers	1,911,586,476

Foreign currency translation	212,269

Net realized and unrealized gain	2,180,027,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,259,458,021

(a)	Class specific Distribution and/or Service (12 b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$428,766	$277,928	$2,257	$291,561	$62,997	$2,085,698	$2,573,406	$77,271	$767	$229,854

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:
Net investment income	$79,430,581	$39,374,389
Net realized gain (loss)	268,228,695	(195,974,816)
Net change in unrealized gain	1,911,798,745	1,169,404,514
Net increase in net assets resulting from operations	2,259,458,021	1,012,804,087

Distributions to shareholders:
From distributable earnings:
Class A Shares	–	(456,372)
Institutional Shares	(17,220,587)	(15,034,407)
Investor Shares	(2,382,538)	(6,998,774)
Class R6 Shares	(822,599)	(262,239)
Class R Shares	–	(1,686)
Class P Shares	(2,597,062)	(3,452,086)
Total distributions to shareholders	(23,022,786)	(26,205,564)

From share transactions:
Proceeds from sales of shares	4,651,814,406	10,199,565,729
Reinvestment of distributions	18,334,826	25,405,746
Cost of shares redeemed	(1,400,454,031)	(1,874,972,134)
Net increase in net assets resulting from share transactions	3,269,695,201	8,349,999,341
TOTAL INCREASE	5,506,130,436	9,336,597,864

Net assets:
Beginning of period	13,066,108,357	3,729,510,493
End of period	$18,572,238,793	$13,066,108,357

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2017(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$16.44		$14.78	$12.32	$12.69	$10.00

Net investment income(b)	0.06		0.04	0.10	0.08	0.04

Net realized and unrealized gain (loss)	2.52		1.68	2.38	(0.45)	2.66

Total from investment operations	2.58		1.72	2.48	(0.37)	2.70

Distributions to shareholders from net investment income	—		(0.06)	(0.02)	—	(0.01)

Net asset value, end of period	$19.02		$16.44	$14.78	$12.32	$12.69

Total return(c)	15.69%		11.66%	20.19%	(2.92)%	26.97%

Net assets, end of period (in 000s)	$422,329		$252,603	$89,592	$44,887	$11,297

Ratio of net expenses to average net assets	1.15	%(d)	1.17%	1.23%	1.28%	1.30	%(d)

Ratio of total expenses to average net assets	1.16	%(d)	1.20%	1.29%	1.38%	1.65	%(d)

Ratio of net investment income to average net assets	0.69	%(d)	0.23%	0.71%	0.57%	0.40	%(d)

Portfolio turnover rate(e)	56%		72%	55%	90%	54%

(a)	Commenced operations on December 15, 2016
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2017(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$16.08		$14.50	$12.16	$12.61	$10.00

Net investment income (loss)(b)	(0.01)		(0.08)	— (c)	(0.02)	(0.06)

Net realized and unrealized gain (loss)	2.46		1.66	2.34	(0.43)	2.67

Total from investment operations	2.45		1.58	2.34	(0.45)	2.61

Distributions to shareholders from net investment income	—		—	—	—	0.00	(c)

Net asset value, end of period	$18.53		$16.08	$14.50	$12.16	$12.61

Total return(d)	15.24%		10.87%	19.24%	(3.57)%	26.13%

Net assets, end of period (in 000s)	$84,422		$61,784	$32,620	$20,147	$12,969

Ratio of net expenses to average net assets	1.90	%(e)	1.92%	1.98%	2.04%	2.05	%(e)

Ratio of total expenses to average net assets	1.91	%(e)	1.95%	2.04%	2.12%	2.34	%(e)

Ratio of net investment loss to average net assets	(0.12	)%(e)	(0.51)%	(0.02)%	(0.18)%	(0.57	)%(e)

Portfolio turnover rate(f)	56%		72%	55%	90%	54%

(a)	Commenced operations on December 15, 2016
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2017(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$16.56		$14.87	$12.39	$12.73	$10.00

Net investment income(b)	0.09		0.09	0.15	0.13	0.08

Net realized and unrealized gain (loss)	2.55		1.70	2.39	(0.45)	2.66

Total from investment operations	2.64		1.79	2.54	(0.32)	2.74

Distributions to shareholders from net investment income	(0.03)		(0.10)	(0.06)	(0.02)	(0.01)

Net asset value, end of period	$19.17		$16.56	$14.87	$12.39	$12.73

Total return(c)	15.96%		12.06%	20.65%	(2.52)%	27.39%

Net assets, end of period (in 000s)	$12,001,615		$8,683,860	$1,996,934	$713,691	$392,168

Ratio of net expenses to average net assets	0.77	%(d)	0.79%	0.84%	0.90%	0.90	%(d)

Ratio of total expenses to average net assets	0.78	%(d)	0.82%	0.90%	0.98%	1.30	%(d)

Ratio of net investment income to average net assets	1.02	%(d)	0.55%	1.10%	0.96%	0.73	%(d)

Portfolio turnover rate(e)	56%		72%	55%	90%	54%

(a)	Commenced operations on December 15, 2016
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2017(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$16.51		$14.82	$12.36	$12.71	$10.00

Net investment income (loss)(b)	0.08		0.08	0.15	0.10	(0.01)

Net realized and unrealized gain (loss)	2.52		1.70	2.36	(0.43)	2.73

Total from investment operations	2.60		1.78	2.51	(0.33)	2.72

Distributions to shareholders from net investment income	(0.01)		(0.09)	(0.05)	(0.02)	(0.01)

Net asset value, end of period	$19.10		$16.51	$14.82	$12.36	$12.71

Total return(c)	15.78%		12.00%	20.42%	(2.64)%	27.18%

Net assets, end of period (in 000s)	$3,496,561		$2,488,875	$1,098,284	$234,587	$63,303

Ratio of net expenses to average net assets	0.90	%(d)	0.92%	0.98%	1.03%	1.05	%(d)

Ratio of total expenses to average net assets	0.91	%(d)	0.95%	1.04%	1.13%	1.39	%(d)

Ratio of net investment income to average net assets	0.89	%(d)	0.48%	1.09%	0.77%	(0.10	)%(d)

Portfolio turnover rate(e)	56%		72%	55%	90%	54%

(a)	Commenced operations on December 15, 2016
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2017(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$16.56		$14.87	$12.39	$12.73	$10.00

Net investment income(b)	0.11		0.07	0.05	0.12	0.11

Net realized and unrealized gain (loss)	2.52		1.72	2.50	(0.44)	2.63

Total from investment operations	2.63		1.79	2.55	(0.32)	2.74

Distributions to shareholders from net investment income	(0.03)		(0.10)	(0.07)	(0.02)	(0.01)

Net asset value, end of period	$19.16		$16.56	$14.87	$12.39	$12.73

Total return(c)	15.92%		12.09%	20.68%	(2.52)%	27.39%

Net assets, end of period (in 000s)	$691,870		$391,507	$34,263	$540	$13

Ratio of net expenses to average net assets	0.75	%(d)	0.77%	0.81%	0.87%	0.89	%(d)

Ratio of total expenses to average net assets	0.77	%(d)	0.81%	0.92%	0.98%	1.66	%(d)

Ratio of net investment income to average net assets	1.24	%(d)	0.42%	0.34%	0.92%	1.09	%(d)

Portfolio turnover rate(e)	56%		72%	55%	90%	54%

(a)	Commenced operations on December 15, 2016
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2017(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$16.28		$14.69	$12.26	$12.66	$10.00

Net investment income(b)	0.04		0.01	0.01	0.02	0.04

Net realized and unrealized gain (loss)	2.49		1.65	2.43	(0.42)	2.62

Total from investment operations	2.53		1.66	2.44	(0.40)	2.66

Distributions to shareholders from net investment income	—		(0.07)	(0.01)	—	(0.00	)(c)

Net asset value, end of period	$18.81		$16.28	$14.69	$12.26	$12.66

Total return(d)	15.54%		11.32%	19.91%	(3.16)%	26.65%

Net assets, end of period (in 000s)	$1,079		$735	$208	$25	$17

Ratio of net expenses to average net assets	1.40	%(e)	1.42%	1.47%	1.53%	1.55	%(e)

Ratio of total expenses to average net assets	1.41	%(e)	1.45%	1.54%	1.62%	2.22	%(e)

Ratio of net investment income to average net assets	0.44	%(e)	0.07%	0.05%	0.15%	0.43	%(e)

Portfolio turnover rate(f)	56%		72%	55%	90%	54%

(a)	Commenced operations on December 15, 2016
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$16.55		$14.86	$12.39	$13.17

Net investment income(b)	0.10		0.10	0.16	0.02

Net realized and unrealized gain (loss)	2.53		1.69	2.38	(0.80)

Total from investment operations	2.63		1.79	2.54	(0.78)

Distributions to shareholders from net investment income	(0.03)		(0.10)	(0.07)	—

Net asset value, end of period	$19.15		$16.55	$14.86	$12.39

Total return(c)	15.93%		12.08%	20.61%	(5.92)%

Net assets, end of period (in 000s)	$1,874,362		$1,186,744	$477,609	$233,541

Ratio of net expenses to average net assets	0.75	%(d)	0.77%	0.82%	0.87	%(d)

Ratio of total expenses to average net assets	0.77	%(d)	0.81%	0.89%	1.02	%(d)

Ratio of net investment income to average net assets	1.09	%(d)	0.61%	1.14%	0.33	%(d)

Portfolio turnover rate(e)	56%		72%	55%	90%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”). The Fund is a diversified portfolio that currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

GQG Partners LLC (“GQG Partners” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of April 30, 2021:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$773,416,422	$2,054,974,586	$—

Australia and Oceania	—	79,732,041	—

Europe	897,397,753	11,699,376,986	—

North America	2,133,753,733	—	—

South America	620,543,170	—	—

Investment Company	201,664,836	—	—

Securities Lending Reinvestment Vehicle	46,056,250	—	—

Total	$4,672,832,164	$13,834,083,613	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain (loss) on forward foreign currency exchange contracts	$275,588	$—

For the period ended April 30, 2021, the relevant values for each derivative type was as follows:

Average Notional Amounts(a)
Forward contracts

$171,351,402

(a)	Amounts disclosed represent purchased and notional amounts for forward contracts, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2021.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended April 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Fees						Effective Net Management Rate^
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
0.85%	0.77%	0.73%	0.71%	0.70%	0.72%	0.72%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investment of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended, GSAM waived $355,307 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2021 , Goldman Sachs retained $38,506 of the front end sales charges.

D.  Service Plan— The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 and Class P Shares of the Fund. This arrangement will remain in effect through at least February 28, 2022, and prior to such date, the Investment Advisor may not terminate this arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.014%. The Other Expense limitation will remain in place through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
$355,307	$102,375	$527,880	$985,562

D.  Line of Credit Facility — As of April 30, 2021, the Fund participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2021, the Fund did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2021, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended April 30, 2021:

Market Value as of October 31, 2020	Purchases at cost	Proceeds from sales	Market Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income
$552,202,746	$3,759,049,752	$(4,109,587,662)	$201,664,836	$201,664,836	$65,440

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities where applicable.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended April 30, 2021, are reported under Investment Income on the Statement of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

For the Six Months Ended April 30, 2021		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2021
Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
$77,130	$11,722	$—

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

6. SECURITIES LENDING (continued)

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended April 30, 2021.

Market Value as of October 31, 2020	Purchases at cost	Proceeds from sales	Market Value as of April 30, 2021
$1,809,300	$302,553,275	$(258,306,325)	$46,056,250

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2021, were $12,321,927,739 and $8,693,384,996, respectively.

8. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2020, the Fund’s capital loss carryforwards were as follows:

Capital loss carryforwards:

Perpetual Short-Term	$(265,437,986)
Total Capital loss carryforwards	$(265,437,986)

As of April 30, 2021, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$14,954,564,602
Gross unrealized gain	3,680,561,344
Gross unrealized loss	(128,210,169)
Net unrealized security loss	$3,552,351,175

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

9. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

9. OTHER RISKS (continued)

adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	GQG Partners International Opportunities Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	9,737,155	$174,637,265	13,698,861	$209,446,099
Reinvestment of distributions	—	—	29,115	442,259
Shares redeemed	(2,899,854)	(52,666,950)	(4,427,089)	(66,586,887)
	6,837,301	121,970,315	9,300,887	143,301,471
Class C Shares
Shares sold	1,200,398	21,068,858	2,372,864	35,775,997
Shares redeemed	(487,727)	(8,585,213)	(779,291)	(11,617,769)
	712,671	12,483,645	1,593,573	24,158,228
Institutional Shares
Shares sold	146,297,333	2,650,787,498	456,407,668	7,036,561,221
Reinvestment of distributions	714,992	12,734,017	934,408	14,249,728
Shares redeemed	(45,085,746)	(818,777,859)	(67,349,264)	(1,026,051,834)
	101,926,579	1,844,743,656	389,992,812	6,024,759,115
Investor Shares
Shares sold	51,505,874	931,325,002	117,458,451	1,800,560,693
Reinvestment of distributions	134,073	2,381,133	459,773	6,997,748
Shares redeemed	(19,403,783)	(352,652,168)	(41,221,508)	(619,400,753)
	32,236,164	581,053,967	76,696,716	1,188,157,688
Class R6 Shares
Shares sold	16,374,722	305,169,680	21,994,117	366,241,200
Reinvestment of distributions	34,978	622,614	17,196	262,239
Shares redeemed	(3,941,164)	(71,452,057)	(673,307)	(10,705,017)
	12,468,536	234,340,237	21,338,006	355,798,422
Class R Shares
Shares sold	15,480	283,408	31,345	478,529
Reinvestment of distributions	—	—	112	1,686
Shares redeemed	(3,246)	(59,058)	(506)	(8,416)
	12,234	224,350	30,951	471,799
Class P Shares
Shares sold	31,361,040	568,542,695	48,874,200	750,501,990
Reinvestment of distributions	145,903	2,597,062	226,515	3,452,086
Shares redeemed	(5,339,735)	(96,260,726)	(9,552,700)	(140,601,458)
	26,167,208	474,879,031	39,548,015	613,352,618

NET INCREASE	180,360,693	$3,269,695,201	538,500,960	$8,349,999,341

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2-3, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Fund Expenses — Six Month Period Ended April 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021 which represents a period of 181 days out of 365 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	GQG Partners International Opportunities Fund
Share Class	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*
Class A
Actual	$1,000.00	$1,156.90		$6.15
Hypothetical 5% return	1,000.00	1,019.09	+	5.76
Class C
Actual	1,000.00	1,152.40		10.14
Hypothetical 5% return	1,000.00	1,015.37	+	9.49
Institutional
Actual	1,000.00	1,159.60		4.12
Hypothetical 5% return	1,000.00	1,020.98	+	3.86
Investor
Actual	1,000.00	1,157.80		4.82
Hypothetical 5% return	1,000.00	1,020.33	+	4.51
Class R6
Actual	1,000.00	1,159.20		4.02
Hypothetical 5% return	1,000.00	1,021.08	+	3.76
Class R
Actual	1,000.00	1,155.40		7.48
Hypothetical 5% return	1,000.00	1,017.85	+	7.00
Class P
Actual	1,000.00	1,159.30		4.02
Hypothetical 5% return	1,000.00	1,021.08	+	3.76

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
GQG Partners International Opportunities Fund	1.15%	1.90%	0.77%	0.90%	0.75%	1.40%	0.75%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.00 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[4]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (the “SEC”) web site at http://www.sec.gov.

The Fund will file its portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of April 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

©2021 Goldman Sachs. All rights reserved. 242254-OTU-1430327 GQGPIOSAR-21

Goldman Sachs Funds

Semi-Annual Report	April 30, 2021

Multi-Manager Alternatives Fund

Goldman Sachs Multi-Manager Alternatives Fund

TABLE OF CONTENTS

Fund Basics	1

Schedule of Investments	4

Financial Statements	21

Financial Highlights	24

Notes to Financial Statements	31

Other Information	47

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Multi-Manager Alternatives Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	ICE BofAML Three-Month U.S. Treasury Bill Index[2]	HFRX Global Hedge Fund Index[3]
Class A	6.47%	0.05%	8.43%
Class C	6.14	0.05	8.43
Institutional	6.58	0.05	8.43
Investor	6.62	0.05	8.43
Class R6	6.67	0.05	8.43
Class R	6.37	0.05	8.43
Class P	6.68	0.05	8.43

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML Three-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.

[3]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The index is investable through products managed by HFR Asset Management, LLC that track HFRX Indices. The HFRX Global Hedge Fund Index is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.

HFRI and HFRX and related indices are trademarks and service marks of HFR which has no affiliation with GSAM. Information regarding HFR indices was obtained from HFR’s website and other public sources and is provided for comparison purposes only. HFR does not endorse or approve any of the statements made herein.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION[4]

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of the Fund’s market value, excluding cash and the allocation to Russell Investments Commodity Advisor, LLC, which manages a beta completion mandate. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

TOP TEN EQUITY HOLDINGS AS OF 4/30/21[5]

Holding	% of Net Assets	Line of Business

Analog Devices, Inc.	1.1%	Semiconductors & Semiconductor Equipment
IHS Markit Ltd.	1.1	Professional Services
Aon PLC Class A	1.0	Insurance
Slack Technologies, Inc. Class A	1.0	Software
ASML Holding NV	0.9	Semiconductors & Semiconductor Equipment
AstraZeneca PLC	0.8	Pharmaceuticals
Maxim Integrated Products, Inc.	0.8	Semiconductors & Semiconductor Equipment
GW Pharmaceuticals PLC ADR	0.8	Pharmaceuticals
Facebook, Inc. Class A	0.8	Interactive Media & Services
Alexion Pharmaceuticals, Inc.	0.8	Biotechnology

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

2

FUND BASICS

SUBADVISOR ALLOCATION[6]

Percentage of Net Assets as of 4/30/21

Artisan Partners Limited Partnership	17.1%
GQG Partners LLC	15.6
River Canyon Fund Management LLC	15.2
Marathon Asset Management, LP	15.1
Crabel Capital Management, LLC	13.2
Bardin Hill Arbitrage IC Management LP	11.9
Wellington Management Company LLP	8.0
Other	3.7
Algert Global LLC	0.2
Sirios Capital Management, LP	0.0
Brigade Capital Management, LP	0.0
Ares Capital Management II LLC	0.0

[6]	The chart above represents capital allocated to the Underlying Managers, as a percentage of net assets, excluding cash, and the allocation to Russell Investments Commodity Advisor, LLC which manages a beta completion mandate for the Fund, and as such the weightings may not sum to 100%. Other represents the Fund’s allocation to iShares® iBoxx $ High Yield Corporate Bond ETF.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

STRATEGY ALLOCATION[7]

As of April 30, 2021

[7]	Equity Long/Short Strategies generally involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity and equity-related investments. Dynamic Equity Strategies generally are long-biased strategies that are less constrained than traditional long-only managers with respect to factors such as position concentration, sector and country weights, style, and market capitalization. Event Driven and Credit Strategies seek to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. Tactical Trading Strategies seek to produce total return by long and short investing across global fixed income, currency, equity, and commodity markets. Tactical Trading managers typically have no bias to be long, short, or neutral but at any given time may have significant long or short exposures in a particular market or asset class. The percentages above exclude cash and the allocation to Russell Investments Commodity Advisor, LLC, which manages a beta completion mandate for the Fund.

3

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 4.9%
Electric(a) – 0.4%
Aes Andres BV
$599,000	5.700%		05/04/28	$606,500

Iron/Steel(a)(b) – 0.3%
CAP SA
568,000	3.900		04/27/31	555,220

Oil Field Services – 2.6%
Kosmos Energy, Ltd.(a)(b)
200,000	7.500		03/01/28	190,938
Petroleos del Peru SA
945,000	5.625		06/19/47	963,900
Petroleos Mexicanos
538,000	6.500		01/23/29	546,204
Petronas Capital Ltd.(a)
611,000	3.500		04/21/30	659,330
548,000	4.550		04/21/50	648,681
371,000	4.550	(b)	04/21/50	439,162
400,000	4.800		04/21/60	506,384
Saudi Arabian Oil Co.(a)(b)
365,000	1.250		11/24/23	368,194

				4,322,793

Pipelines – 0.7%
Galaxy Pipeline Assets Bidco Ltd.
363,000	2.160	(b)	03/31/34	355,740
466,000	2.625	(b)	03/31/36	452,020
460,000	2.940		09/30/40	447,580

				1,255,340

Real Estate Investment Trust(a)(b) – 0.9%
New Residential Investment Corp.
1,500,000	6.250		10/15/25	1,520,625

TOTAL CORPORATE OBLIGATIONS
(Cost $8,346,118)				$8,260,478

Shares	Description	Value

Common Stocks – 44.6%
Aerospace & Defense – 0.8%
15,620	Aerojet Rocketdyne Holdings, Inc.(c)	$729,766
2,264	Airbus SE*	272,268
451	TransDigm Group, Inc.*	276,797

		1,278,831

Air Freight & Logistics – 0.9%
1,902	DSV PANALPINA A/S	423,747
5,526	United Parcel Service, Inc. Class B	1,126,530

		1,550,277

Automobiles – 0.3%
6,255	Daimler AG	556,687

Banks – 2.1%
86,117	Banco Bilbao Vizcaya Argentaria SA	482,219
84,901	Banco Santander SA*	327,510

Common Stocks – (continued)
Banks – (continued)
6,559	BNP Paribas SA*	420,548
33,237	China Merchants Bank Co. Ltd. Class H	266,973
24,129	Credit Agricole SA*	373,232
9,317	HDFC Bank Ltd.*	177,023
2,898	HDFC Bank Ltd. ADR*	203,672
18,664	ICICI Bank Ltd. ADR*	304,223
36,070	Industrial & Commercial Bank of China Ltd. Class H	23,406
1,710	KBC Group NV*	132,676
3,569	Royal Bank of Canada	340,625
98,618	Sberbank of Russia PJSC	389,614

		3,441,721

Biotechnology* – 1.0%
7,509	Alexion Pharmaceuticals, Inc.(c)	1,266,618
1,149	Genmab A/S	421,639

		1,688,257

Capital Markets – 1.2%
1,081	BlackRock, Inc.	885,663
5,882	London Stock Exchange Group PLC	600,954
5,115	The Blackstone Group, Inc.	452,626
7,442	UBS Group AG	113,644

		2,052,887

Chemicals – 0.7%
2,830	Air Liquide SA	476,578
2,112	Linde PLC	603,694
3,495	Tikkurila Oyj*	140,973

		1,221,245

Communications Equipment – 0.2%
24,922	Telefonaktiebolaget LM Ericsson Class B	342,282

Construction & Engineering – 0.3%
4,837	Quanta Services, Inc.	467,448

Construction Materials – 0.8%
2,194	Martin Marietta Materials, Inc.	774,745
3,091	Vulcan Materials Co.	550,940

		1,325,685

Diversified Consumer Services(e) – 0.0%
5,019	Gymboree Holding Corp.	—

Diversified Financial Services* – 0.1%
8,424	Cerved Group SpA	98,820

Diversified Telecommunication Services – 0.5%
12,157	Cellnex Telecom SA(b)	687,649
8,212	ORBCOMM, Inc.*	94,110

		781,759

Electric Utilities – 0.5%
58,744	Enel SpA	583,288
3,412	NextEra Energy, Inc.	264,464

		847,752

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.5%
3,014	AMETEK, Inc.	$406,679
2,569	Schneider Electric SE	409,899

		816,578

Electronic Equipment, Instruments & Components – 0.7%
2,957	CDW Corp/DE.	527,322
1,449	Coherent, Inc.*	376,725
15,812	Hollysys Automation Technologies Ltd.	214,411
79	SK IE Technology Co, Ltd.*(b)	7,457

		1,125,915

Entertainment – 0.6%
5,806	NetEase, Inc.	129,762
1,118	NetEase, Inc. ADR	125,283
141	Netflix, Inc.*	72,399
3,652	The Walt Disney Co.*	679,345

		1,006,789

Equity Real Estate Investment Trusts (REITs) – 0.4%
1,342	American Tower Corp.	341,901
1,144	SBA Communications Corp.	342,880

		684,781

Food Products – 0.3%
4,315	Nestle SA	514,912

Health Care Equipment & Supplies – 0.3%
4,527	Abbott Laboratories	543,602
17,614	Stemline Therapeutics, Inc.(e)	5,813

		549,415

Health Care Providers & Services* – 0.1%
21,215	New Frontier Health Corp.	236,547

Hotels, Restaurants & Leisure – 1.8%
106	Booking Holdings, Inc.*	261,405
30,369	Crown Resorts Ltd.*	285,185
11,261	Entain PLC*	263,244
4,658	Evolution Gaming Group AB(b)	919,529
2,906	Extended Stay America, Inc.	57,801
23,420	Great Canadian Gaming Corp.*	845,037
3,269	Hilton Worldwide Holdings, Inc.*	420,720

		3,052,921

Household Durables – 0.2%
2,460	Sony Group Corp.	245,948

Industrial Conglomerates – 0.4%
1,387	Roper Technologies, Inc.	619,212
1,117	Toshiba Corp.	46,167

		665,379

Insurance – 1.7%
6,775	Aon PLC Class A(d)	1,703,506
3,455	Ping An Insurance Group Co. of China Ltd. Class H	37,667

Common Stocks – (continued)
Insurance – (continued)
720	The Hartford Financial Services Group, Inc.	47,491
2,499	Trupanion, Inc.*	202,669
3,089	Willis Towers Watson PLC(c)	799,619

		2,790,952

Interactive Media & Services – 1.9%
110	Alphabet, Inc. Class A*	258,885
171	Alphabet, Inc. Class C*	412,131
4,048	Facebook, Inc. Class A*	1,315,924
8,482	Snap, Inc. Class A*	524,357
8,805	Tencent Holdings Ltd.	702,392

		3,213,689

Internet & Direct Marketing Retail* – 1.0%
1,073	Alibaba Group Holding Ltd. ADR	247,809
4	Amazon.com, Inc.	13,870
14,694	Grubhub, Inc.(c)	999,780
5,027	JD.com, Inc. ADR	388,889
2,824	The RealReal, Inc.	69,950

		1,720,298

IT Services – 3.2%
1,655	Accenture PLC Class A	479,900
206	Adyen NV*(b)	506,985
1,222	Afterpay Ltd.*	110,060
1,709	Capgemini SE	313,169
2,066	Cognizant Technology Solutions Corp. Class A	166,106
7,055	Fidelity National Information Services, Inc.	1,078,710
2,690	Genpact Ltd.	127,856
469	Global Payments, Inc.	100,661
1,564	GoDaddy, Inc. Class A*	135,786
1,460	Mastercard, Inc. Class A	557,808
2,837	Nuvei Corp.*	197,966
26,416	Perspecta, Inc.(c)	773,196
57	Shopify, Inc. Class A*	67,403
6,282	StoneCo Ltd. Class A*	406,069
1,571	Visa, Inc. Class A	366,923
9	WEX, Inc.*	1,847

		5,390,445

Life Sciences Tools & Services – 1.1%
4,455	Agilent Technologies, Inc.	595,366
375	Lonza Group AG	238,393
5,645	PRA Health Sciences, Inc.*(c)	942,094

		1,775,853

Machinery* – 0.4%
10,297	Navistar International Corp.(c)	455,642
8,729	Welbilt, Inc.	195,006

		650,648

Media* – 0.0%
514	Cardlytics, Inc.	70,690

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 1.0%
18,804	ArcelorMittal SA*	$548,582
88,580	Glencore PLC*	360,824
31,518	Vale SA	632,559
7,669	Vale SA ADR	154,300

		1,696,265

Multi-Utilities – 0.1%
7,496	Algonquin Power & Utilities Corp.	120,934

Oil, Gas & Consumable Fuels – 0.3%
2,666	LUKOIL PJSC	205,587
5,096	TOTAL SE	225,232

		430,819

Personal Products – 0.5%
1,025	L’Oreal SA	419,707
1,513	The Estee Lauder Cos., Inc. Class A	474,779

		894,486

Pharmaceuticals – 2.2%
13,290	AstraZeneca PLC	1,414,639
6,215	GW Pharmaceuticals PLC ADR*(c)	1,361,085
13,007	Novo Nordisk A/S Class B	959,493

		3,735,217

Professional Services – 1.8%
7,431	CoreLogic, Inc.(c)	592,251
17,387	IHS Markit Ltd.(c)	1,870,493
5,540	TransUnion	579,429
348	TriNet Group, Inc.*	27,391

		3,069,564

Road & Rail – 1.4%
1,275	Kansas City Southern(c)	372,568
3,873	Norfolk Southern Corp.	1,081,496
1,687	Old Dominion Freight Line, Inc.	434,925
3,428	Uber Technologies, Inc.*	187,752
1,243	Union Pacific Corp.	276,058

		2,352,799

Semiconductors & Semiconductor Equipment – 5.9%
4,906	Advanced Micro Devices, Inc.*	400,428
12,237	Analog Devices, Inc.	1,874,219
2,922	ASML Holding NV	1,896,157
2,428	Dialog Semiconductor PLC*	190,210
14,618	Magnachip Semiconductor Corp.*	365,596
469	Marvell Technology, Inc.	21,204
14,952	Maxim Integrated Products, Inc.(c)	1,405,488
4,753	Micron Technology, Inc.*	409,091
601	NVIDIA Corp.	360,828
1,250	Qorvo, Inc.*	235,213
3,325	Siltronic AG	565,213
39,142	Taiwan Semiconductor Manufacturing Co. Ltd.	824,315
4,577	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	534,319
6,416	Xilinx, Inc.(c)	820,991

		9,903,272

Common Stocks – (continued)
Software – 4.2%
521	Adobe, Inc.*	264,845
1,039	Atlassian Corp. PLC Class A*	246,825
1,834	Avalara, Inc.*	259,896
345	Ceridian HCM Holding, Inc.*	32,596
362	HubSpot, Inc.*	190,575
1,629	Intuit, Inc.	671,409
4,740	Microsoft Corp. (d)	1,195,333
8,947	Nuance Communications, Inc.*	475,712
881	Olo, Inc. Class A*	25,426
2,238	Proofpoint, Inc.*	385,182
286	RingCentral, Inc. Class A*	91,220
426	Salesforce.com, Inc.*	98,116
97	ServiceNow, Inc.*	49,118
39,811	Slack Technologies, Inc. Class A*(c)	1,687,986
9,120	Talend SA ADR*	587,419
3,711	Varonis Systems, Inc.*	196,497
1,943	Workday, Inc. Class A*	479,921

		6,938,076

Specialty Retail – 1.8%
34,873	GrandVision NV*(b)	1,127,811
11,614	The TJX Cos., Inc.	824,594
3,288	Ulta Beauty, Inc.*	1,082,903

		3,035,308

Technology Hardware, Storage & Peripherals – 0.5%
12,050	Samsung Electronics Co. Ltd.	878,270

Tobacco – 0.9%
17,154	British American Tobacco PLC	636,471
5,794	Philip Morris International, Inc.	550,430
3,467	Swedish Match AB	283,824

		1,470,725

Wireless Telecommunication Services* – 0.0%
305	Boingo Wireless, Inc.	4,258

TOTAL COMMON STOCKS
(Cost $62,493,190)		$74,695,404

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(f) – 5.8%
Collateralized Mortgage Obligations – 4.7%
Interest Only(g) – 2.2%
FHLMC REMIC Series 4723, Class KS (-1x1M USD LIBOR + 6.150%)
$4,162,854	6.035%	09/15/47	$830,224
FHLMC REMIC Series 4729, Class KS (-1x1M USD LIBOR + 6.150%)
3,145,882	6.035	11/15/47	627,403
GNMA REMIC Series 2017-117, Class AS (-1x1M USD LIBOR + 6.200%)
5,086,160	6.084	08/20/47	1,033,620

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations(f) – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2020-78, Class AS (-1x1M USD LIBOR + 6.150%)
$3,707,366	6.034%		06/20/50	$828,794
GNMA REMIC Series 2020-78, Class SQ (-1x1M USD LIBOR + 6.150%)
1,910,898	6.034		06/20/50	405,623

				3,725,664

Regular Floater(b) – 1.2%
CHL GMSR Issuer Trust Series 2018-GT1, Class A (1M USD LIBOR + 2.750%)
1,000,000	2.856		05/25/23	997,360
CHL GMSR Issuer Trust Series 2018-GT1, Class B (1M USD LIBOR + 3.500%)
1,000,000	3.606		05/25/23	997,219

				1,994,579

Sequential Floating Rate(b) – 1.3%
Banc of America Funding Corp. Series 2015-R3, Class 1A2
2,727,239	0.534		03/27/36	2,055,562

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS				7,775,805

Commercial Mortgage-Backed Securities(g) – 1.1%
Interest Only – 1.1%
GNMA REMIC Series 2020-118 Class IO
$9,975,167	1.022%		06/16/62	$857,439
GNMA REMIC Series 2019-156, Class IO
12,340,544	0.699		11/16/61	819,216
GNMA REMIC Series 2020-81, Class IO
2,931,073	0.922		02/16/61	218,660

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$1,895,315

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $9,800,634)				$9,671,120

Asset-Backed Securities(f) – 7.1%
Collateralized Loan Obligations(b) – 4.3%
AGL CLO 6 Ltd. Series 2020-6A, Class E (3M USD LIBOR + 7.480%)
$250,000	7.668%		07/20/31	$251,586
Catamaran CLO Ltd. Series 2013-1A, Class DR (3M USD LIBOR + 2.800%)
1,750,000	2.981		01/27/28	1,715,628
CVP CLO Ltd. Series 2017-2A, Class D (3M USD LIBOR + 2.650%)
1,000,000	2.838		01/20/31	954,299
Shackleton CLO Ltd. Series 2013-3A, Class DR (3M USD LIBOR + 3.020%)
1,500,000	3.204		07/15/30	1,434,615
Venture CLO Ltd. Series 2017-30A, Class D (3M USD LIBOR + 3.000%)
1,500,000	3.184		01/15/31	1,466,007

Asset-Backed Securities(f) – (continued)
Collateralized Loan Obligations(b)– (continued)
Voya CLO Ltd. Series 2013-1A, Class CR (3M USD LIBOR + 2.950%)
1,500,000	3.134		10/15/30	1,441,184

				7,263,319

Home Equity – 2.8%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1 (1M USD LIBOR + 0.690%)
2,390,119	0.796		01/25/36	1,950,996
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, Class M2 (1M USD LIBOR + 0.690%)
2,129,232	0.796		10/25/35	1,963,727
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3, Class A3 (1M USD LIBOR + 0.500%)
1,136,678	0.606		05/25/36	751,480

				4,666,203

TOTAL ASSET-BACKED SECURITIES
(Cost $11,556,115)				$11,929,522

Foreign Debt Obligations – 7.2%
Dominican Republic
$363,000	4.875	%(b)	09/23/32	$379,789
908,000	5.300		01/21/41	922,358
367,000	4.500		01/30/30	380,487
Finance Department Government of Sharjah
400,000	3.625		03/10/33	395,000
Kingdom of Bahrain(b)
200,000	4.250		01/25/28	200,000
200,000	6.250		01/25/51	187,250
Kingdom of Jordan
200,000	7.375		10/10/47	209,788
Republic of Argentina(a)
1,515,680	1.000		07/09/29	571,506
Republic of Brazil
365,000	2.875		06/06/25	372,665
Republic of Colombia(a)
478,000	4.125		02/22/42	467,962
478,000	3.250		04/22/32	467,484
Republic of Egypt(b)
200,000	7.500		02/16/61	184,750
Republic of Ivory Coast
360,000	6.125		06/15/33	381,218
Republic of Kazakhstan
548,000	4.875		10/14/44	668,834
270,000	5.125		07/21/25	314,196
Republic of Kenya
360,000	8.000		05/22/32	393,817
Republic of Pakistan(b)
200,000	7.375		04/08/31	210,000
Republic of Panama(a)
930,000	3.870		07/23/60	926,687
Republic of Qatar
392,000	3.750		04/16/30	438,133
360,000	3.400	(b)	04/16/25	392,017

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Republic of Romania
$658,000	3.000%	02/14/31	$669,227
Republic of South Africa
300,000	4.850	09/30/29	309,994
Russian Federation Bond
400,000	5.100	03/28/35	470,325
State of Israel(h)
930,000	4.500	04/03/20	1,134,600
Ukraine Government Bond
565,000	7.750	09/01/27	605,715
United Mexican States(a)
370,000	2.659	05/24/31	355,038

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $12,230,555)			$12,008,840

Shares	Description	Value

Exchange Traded Fund – 3.5%
66,400	iShares iBoxx High Yield Corporate Bond ETF	$5,806,016
(Cost $5,410,211)

Shares	Dividend Rate	Value

Preferred Stocks – 0.4%
Auto Manufacturers – 0.4%
Volkswagen AG
2,544	3.000%	$662,354
(Cost $482,491)

Investment Company(i) – 26.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
45,036,815	0.026%	$45,036,815
(Cost $45,036,815)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 100.4%
(Cost $155,356,129)		$168,070,549

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(j) – 2.9%
U.S. Treasury Obligation – 2.9%
United States Cash Management Bills
$755,000	0.000%		05/04/21	$755,000
120,000	0.000		05/11/21	120,000
83,300	0.000		06/08/21	83,299
230,000	0.000	(d)	07/13/21	229,996
United States Treasury Bill – When issued
32,400	0.000		06/29/21	32,399

Short-term Investments(j) – (continued)
U.S. Treasury Obligation – (continued)
United States Treasury Bills
345,000	0.000		05/04/21	345,000
110,000	0.000		05/06/21	110,000
280,000	0.000	(d)	05/13/21	280,000
172,900	0.000		05/18/21	172,900
90,000	0.000	(d)	05/27/21	90,000
140,000	0.000	(d)	06/01/21	139,999
20,000	0.000		06/08/21	20,000
130,000	0.000		06/15/21	129,999
440,000	0.000		06/22/21	439,994
160,000	0.000	(d)	09/02/21	159,990
610,000	0.000		10/14/21	609,931
747,000	0.000		10/21/21	746,920
460,000	0.000		10/28/21	459,932

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,925,198)				$4,925,359

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 103.3%
(Cost $160,281,327)				$172,995,908

Shares	Description	Value

Common Stocks Sold Short – (4.5)%
Capital Markets – (0.5)%
2,303	S&P Global, Inc.	$(899,068)

Electronic Equipment, Instruments & Components – (0.1)%
1,335	II-VI, Inc.	(89,632)

Insurance – (0.4)%
2,837	Aon PLC Class A	(713,335)

Internet & Direct Marketing Retail(b) – (0.6)%
9,857	Just Eat Takeaway.com NV	(1,018,457)

Life Sciences Tools & Services – (0.3)%
2,324	ICON PLC	(504,192)

Machinery – (0.1)%
1,082	The Middleby Corp.	(196,188)

Pharmaceuticals – (0.6)%
15,948	AstraZeneca PLC ADR	(846,361)
588	Jazz Pharmaceuticals PLC	(96,667)

		(943,028)

Road & Rail – (0.1)%
331	Canadian Pacific Railway Ltd.	(123,506)

Semiconductors & Semiconductor Equipment – (1.4)%
11,057	Advanced Micro Devices, Inc.	(902,472)
9,440	Analog Devices, Inc.	(1,445,831)

		(2,348,303)

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Shares	Description	Value

Common Stocks Sold Short – (continued)
Software – (0.4)%
3,096	Salesforce.com, Inc.	$(713,071)

TOTAL COMMON STOCKS SOLD SHORT
(Cost $(7,149,146))		$(7,548,780)

TOTAL SECURITIES SOLD SHORT – (4.5)%
(Cost $(7,149,146))		$(7,548,780)

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,960,925

NET ASSETS – 100.0%		$167,408,053

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $14,077,577, which represents approximately 8.4% of net assets as of April 30, 2021.

(d)	All or a portion of security is segregated as collateral for options.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2021.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Actual maturity date is April 03, 2120.

(i)	Represents an affiliated issuer.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ADR	—American Depositary Receipt
CLO	—Collateralized Loan Obligation
ETF	—Exchange Traded Fund
FHLMC	—Federal Home Loan Mortgage Corp.
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Deutsche Bank AG	AUD	600,000	JPY	50,171,480	05/21/21	$3,116
	AUD	1,100,000	USD	840,423	05/21/21	7,043
	CAD	559,642	EUR	375,000	05/21/21	4,292
	CAD	1,600,000	JPY	139,261,020	05/21/21	27,329
	CAD	7,100,000	USD	5,676,146	05/21/21	100,426
	CAD	1,000	USD	798	06/18/21	16
	CHF	159,410	GBP	125,000	05/21/21	2,010
	CHF	1,250,000	USD	1,359,257	05/21/21	10,242

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Deutsche Bank AG (continued)	CLP	73,003,000	USD	100,000	05/03/21	$2,715
	CLP	71,807,000	USD	100,000	05/10/21	1,028
	CNH	20,239,610	USD	3,100,000	05/21/21	21,831
	EUR	125,000	AUD	193,493	05/21/21	1,273
	EUR	1,300,000	GBP	1,123,577	05/21/21	11,797
	EUR	2,400,000	JPY	312,835,976	05/21/21	23,728
	EUR	1,375,000	USD	1,646,429	05/21/21	7,362
	EUR	596,000	USD	707,624	06/18/21	9,650
	GBP	125,000	AUD	223,861	05/21/21	171
	GBP	750,000	JPY	112,653,973	05/21/21	4,892
	GBP	1,312,500	USD	1,806,084	05/21/21	6,626
	GBP	22,000	USD	30,260	06/18/21	128
	HUF	36,077,496	EUR	100,000	05/21/21	178
	HUF	30,082,418	USD	100,000	05/21/21	438
	ILS	329,317	USD	100,000	05/21/21	1,399
	JPY	118,297,900	AUD	1,400,000	05/21/21	3,997
	JPY	13,175,423	EUR	100,000	05/21/21	298
	JPY	37,858,528	GBP	250,000	05/06/21	1,151
	JPY	31,350,500	NZD	400,000	05/21/21	685
	JPY	112,500,000	USD	1,027,400	05/21/21	2,133
	KRW	112,493,000	USD	100,000	05/13/21	629
	KRW	112,177,789	USD	100,000	05/17/21	346
	NOK	849,604	USD	100,000	05/21/21	2,070
	NZD	800,000	JPY	61,971,545	05/21/21	5,305
	NZD	800,000	USD	562,819	05/21/21	9,612
	PLN	456,466	EUR	100,000	05/21/21	106
	RUB	22,994,150	USD	300,000	05/21/21	4,955
	SEK	856,684	USD	100,000	05/21/21	1,215
	SGD	133,621	USD	100,000	05/21/21	403
	TRY	840,589	USD	100,000	05/21/21	457
	TWD	2,840,900	USD	100,000	05/03/21	1,725
	TWD	2,843,400	USD	100,000	05/07/21	1,843
	TWD	2,807,000	USD	100,000	05/14/21	604
	TWD	2,826,095	USD	100,000	05/20/21	1,345
	TWD	2,796,213	USD	100,000	05/24/21	311
	USD	2,559,792	AUD	3,300,000	05/21/21	17,391
	USD	43,308	AUD	56,000	06/18/21	160
	USD	814	CAD	1,000	06/18/21	1
	USD	686,815	CHF	625,000	05/21/21	2,066
	USD	1,685	CLP	1,188,000	05/03/21	13
	USD	100,000	CLP	70,949,000	05/10/21	179
	USD	100,000	CLP	69,444,000	05/17/21	2,302
	USD	100,000	CLP	69,489,000	05/19/21	2,240
	USD	200,000	CLP	140,536,000	05/24/21	2,295
	USD	100,000	CLP	70,627,644	05/26/21	643
	USD	600,000	CNH	3,878,442	05/06/21	1,137
	USD	1,509,261	EUR	1,250,000	05/21/21	5,815
	USD	118,514	EUR	98,000	06/18/21	574
	USD	2,259,613	GBP	1,625,000	05/21/21	15,305
	USD	293,232	GBP	211,000	06/18/21	1,793
	USD	100,000	HUF	29,858,450	05/21/21	310
	USD	1,379,348	JPY	150,000,000	05/21/21	6,638
	USD	54,127	JPY	5,876,000	06/18/21	340

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Deutsche Bank AG (continued)	USD	100,000	KRW	111,611,000	05/17/21	$161
	USD	100,000	KRW	111,251,811	06/04/21	485
	USD	1,243,158	MXN	25,000,000	05/21/21	11,950
	USD	100,000	NOK	830,367	05/21/21	241
	USD	71,809	NZD	100,000	05/21/21	255
	USD	100,000	TRY	824,320	05/21/21	1,487
	USD	100,000	TWD	2,773,400	05/24/21	508
	ZAR	1,462,190	USD	100,000	05/21/21	521

TOTAL						$361,690

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Deutsche Bank AG	AUD	388,340	EUR	250,000	05/21/21	$(1,502)
	AUD	222,738	GBP	125,000	05/21/21	(1,037)
	AUD	1,000,000	JPY	84,510,500	05/06/21	(2,934)
	AUD	800,000	JPY	67,465,040	05/21/21	(1,060)
	AUD	2,100,000	USD	1,631,212	05/21/21	(13,319)
	AUD	3,000	USD	2,325	06/18/21	(12)
	CAD	200,000	USD	162,840	05/21/21	(119)
	CLP	70,945,000	USD	100,000	05/17/21	(190)
	CLP	70,200,556	USD	100,000	05/19/21	(1,239)
	CLP	138,927,000	USD	200,000	05/24/21	(4,559)
	CLP	70,268,000	USD	100,000	05/26/21	(1,149)
	CLP	70,267,000	USD	100,000	05/28/21	(1,152)
	CNH	3,881,814	USD	600,000	05/21/21	(1,255)
	EUR	125,000	AUD	195,233	05/21/21	(67)
	EUR	125,000	CAD	187,321	05/21/21	(2,060)
	EUR	100,000	HUF	36,109,740	05/21/21	(286)
	EUR	100,000	JPY	13,173,386	05/06/21	(304)
	EUR	100,000	PLN	458,614	05/21/21	(672)
	EUR	1,375,000	USD	1,659,857	05/21/21	(6,066)
	EUR	87,000	USD	105,279	06/18/21	(577)
	GBP	125,000	CHF	158,891	05/21/21	(1,442)
	GBP	1,213,104	EUR	1,400,000	05/21/21	(8,428)
	GBP	375,000	JPY	56,754,401	05/21/21	(1,465)
	GBP	1,187,500	USD	1,655,573	05/21/21	(15,502)
	GBP	595,000	USD	827,064	06/18/21	(5,230)
	JPY	66,846,040	AUD	800,000	05/21/21	(4,606)
	JPY	17,716,880	CAD	200,000	05/06/21	(599)
	JPY	121,673,940	CAD	1,400,000	05/21/21	(25,554)
	JPY	195,571,293	EUR	1,500,000	05/21/21	(14,382)
	JPY	112,464,316	GBP	750,000	05/21/21	(6,629)
	JPY	30,909,040	NZD	400,000	05/21/21	(3,355)
	JPY	37,500,000	USD	344,651	05/06/21	(1,514)
	JPY	175,000,000	USD	1,620,793	05/21/21	(19,298)
	JPY	771,000	USD	7,117	06/18/21	(60)
	KRW	111,785,789	USD	100,000	05/12/21	(3)
	KRW	111,594,000	USD	100,000	05/14/21	(175)
	KRW	111,402,759	USD	100,000	05/28/21	(350)
	KRW	110,690,189	USD	100,000	06/03/21	(988)

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Deutsche Bank AG (continued)	MXN	19,500,000	USD	967,182	05/21/21	$(6,841)
	NZD	500,000	USD	360,035	05/21/21	(2,265)
	RUB	7,508,520	USD	100,000	05/21/21	(420)
	TWD	4,600	USD	165	05/03/21	—
	TWD	2,771,600	USD	100,000	05/27/21	(545)
	USD	304,653	AUD	400,000	05/21/21	(3,518)
	USD	242,467	AUD	318,000	06/18/21	(2,559)
	USD	5,105,771	CAD	6,400,000	05/21/21	(101,277)
	USD	829,838	CAD	1,040,000	06/18/21	(16,370)
	USD	816,893	CHF	750,000	05/21/21	(4,806)
	USD	100,000	CLP	71,815,000	05/03/21	(1,043)
	USD	2,900,000	CNH	18,998,932	05/21/21	(30,463)
	USD	1,341,570	EUR	1,125,000	05/21/21	(11,532)
	USD	2,896,098	EUR	2,428,000	06/18/21	(25,941)
	USD	1,720,561	GBP	1,250,000	05/21/21	(5,830)
	USD	139,977	GBP	102,000	06/18/21	(910)
	USD	100,000	ILS	328,121	05/21/21	(1,031)
	USD	912,696	JPY	100,000,000	05/21/21	(2,445)
	USD	100,000	KRW	112,525,000	05/12/21	(658)
	USD	100,000	KRW	112,017,211	05/13/21	(203)
	USD	100,000	KRW	112,452,211	05/14/21	(592)
	USD	100,000	NOK	850,351	05/21/21	(2,160)
	USD	704,995	NZD	1,000,000	05/21/21	(10,545)
	USD	200,000	RUB	15,437,500	05/21/21	(4,737)
	USD	100,000	SGD	134,206	05/21/21	(842)
	USD	100,000	TRY	840,330	05/21/21	(426)
	USD	100,000	TWD	2,845,500	05/03/21	(1,890)
	USD	100,000	TWD	2,839,400	05/07/21	(1,700)
	USD	100,000	TWD	2,841,700	05/14/21	(1,848)
	USD	100,000	TWD	2,805,900	05/20/21	(621)
	USD	100,000	TWD	2,802,805	05/27/21	(575)
	USD	100,000	ZAR	1,474,015	05/21/21	(1,334)

TOTAL						$(395,066)

FUTURES CONTRACTS — At April 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10 Year German Euro-Bund	10	06/08/21	$2,043,824	$(999)
10 Year U.S. Treasury Notes	20	06/21/21	2,640,625	(8,298)
2 Year U.S. Treasury Notes	1	06/30/21	220,758	(1)
20 Year U.S. Treasury Bonds	3	06/21/21	471,750	(847)
5 Year German Euro-Bobl	1	06/08/21	161,979	(48)
5 Year U.S. Treasury Notes	11	06/30/21	1,363,312	(524)
Amsterdam Exchanges Index	1	05/21/21	169,303	(2,463)
Brent Crude	1	06/30/21	66,280	1,479
CAC40 Index	5	05/21/21	373,659	508
CHF/USD Futures	1	06/14/21	137,000	(64)
Coffee	1	07/20/21	53,044	(246)

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts: (continued)
Copper	1	05/04/21	$247,225	$37,357
Copper	1	05/10/21	245,781	41,891
Copper	1	05/21/21	245,650	18,229
Copper	1	05/24/21	245,625	19,922
Copper	2	05/25/21	491,262	15,656
Copper	1	06/01/21	245,694	17,540
Copper	1	06/08/21	245,732	23,362
Copper	1	06/17/21	245,612	19,606
Copper	2	06/18/21	491,219	41,739
Copper	1	06/23/21	245,601	21,550
Copper	1	06/24/21	245,598	21,547
Copper	3	06/25/21	736,787	66,977
Copper	1	06/30/21	245,587	21,334
Copper	2	07/06/21	491,220	42,715
Copper	1	07/08/21	245,617	20,590
Copper	2	07/09/21	491,242	33,057
Copper	1	07/13/21	245,636	20,646
Copper	2	07/14/21	491,280	41,624
Copper	1	07/15/21	245,644	13,503
Copper	1	07/16/21	245,637	11,230
Copper	1	07/29/21	245,616	(1,306)
Corn	2	07/14/21	67,325	4,346
Corn	1	09/14/21	29,613	923
DAX Index	2	06/18/21	911,786	(5,112)
E-Mini Consumer Staples Select Sector Futures	1	06/18/21	69,760	(761)
Euro Buxl 30 Year Bonds	2	06/08/21	485,468	(3,728)
French 10 Year Government Bonds	3	06/08/21	578,847	(510)
FTSE China A50 Index	14	05/28/21	241,878	1,111
Gasoline RBOB	2	05/28/21	174,409	(1,335)
Hang Seng Mini Index Futures	1	05/28/21	36,729	(901)
Italian 10 Year Government Bonds	4	06/08/21	707,356	(903)
KFF US Dollar Futures	10	05/17/21	99,978	(143)
Korea 10 Year Bonds	4	06/15/21	451,117	(2,732)
Lead	1	06/08/21	53,713	3,972
Lead	1	06/09/21	53,719	4,201
Lead	1	06/22/21	53,754	4,867
Lead	2	06/25/21	107,514	9,658
Lead	1	06/29/21	53,762	4,796
Lead	1	06/30/21	53,763	4,560
Lead	1	07/06/21	53,784	5,094
Lead	4	07/07/21	215,150	17,847
Lead	1	07/08/21	53,791	3,975
Lead	1	07/09/21	53,795	4,312
Lead	1	07/12/21	53,805	2,579
Lead	3	07/16/21	161,459	8,451
Lead	1	07/20/21	53,834	2,568
Lead	1	07/21/21	53,838	2,566
Lead	1	07/22/21	53,825	2,597
Natural Gas	1	05/25/21	7,328	(61)
Nickel	2	05/17/21	211,809	(12,327)
Nickel	1	05/18/21	105,902	(11,178)

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts: (continued)
Nickel	1	05/19/21	$105,900	$(11,156)
Nickel	1	05/25/21	105,915	(5,569)
Nickel	1	05/26/21	105,918	(5,745)
Nickel	1	06/11/21	105,969	7,926
Nickel	1	06/23/21	105,986	6,233
Nickel	2	06/25/21	211,981	17,421
Nickel	1	07/06/21	106,016	6,246
Nickel	1	07/07/21	106,018	5,515
Nickel	2	07/16/21	212,077	15,511
Nickel	1	07/20/21	106,048	8,662
Nickel	1	07/29/21	106,044	741
Primary Aluminum	1	05/05/21	60,188	9,872
Primary Aluminum	3	05/07/21	180,506	28,197
Primary Aluminum	4	05/10/21	240,600	31,215
Primary Aluminum	1	05/11/21	60,131	7,955
Primary Aluminum	1	05/17/21	59,813	7,735
Primary Aluminum	1	05/26/21	59,667	5,515
Primary Aluminum	1	06/03/21	59,700	4,710
Primary Aluminum	3	06/11/21	179,200	11,746
Primary Aluminum	1	06/16/21	59,738	4,672
Primary Aluminum	3	06/17/21	179,212	9,421
Primary Aluminum	1	06/18/21	59,738	4,147
Primary Aluminum	3	06/23/21	179,328	7,265
Primary Aluminum	1	06/24/21	59,784	4,188
Primary Aluminum	4	06/25/21	239,165	14,416
Primary Aluminum	1	06/29/21	59,822	2,760
Primary Aluminum	1	07/01/21	59,838	3,985
Primary Aluminum	3	07/06/21	179,567	8,409
Primary Aluminum	1	07/07/21	59,860	3,419
Primary Aluminum	1	07/08/21	59,863	2,985
Primary Aluminum	1	07/09/21	59,867	3,014
Primary Aluminum	1	07/28/21	59,919	3
Primary Aluminum	1	07/29/21	59,922	(78)
S&P Toronto Stock Exchange 60 Index	2	06/17/21	369,491	(3,110)
SET 50 Index	10	06/29/21	61,373	84
Soybean	3	07/14/21	190,859	2,426
Tin	1	06/11/21	148,600	18,897
Tin	1	06/25/21	146,679	19,389
Tin	1	07/01/21	146,262	18,210
Topix Index	1	06/10/21	173,987	(1,465)
Ultra Long U.S. Treasury Bonds	3	06/21/21	557,719	(4,753)
Wheat	9	07/14/21	328,850	6,954
WIG20 Index	1	06/18/21	10,733	(44)
Zinc	1	05/10/21	72,865	5,937
Zinc	1	05/12/21	72,879	2,877
Zinc	1	05/17/21	72,905	240
Zinc	1	06/18/21	73,025	3,022
Zinc	1	06/22/21	73,040	1,287
Zinc	1	06/29/21	73,067	2,268
Zinc	1	06/30/21	73,071	2,518

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts: (continued)
Zinc	1	07/06/21	$73,115	$2,295
Zinc	3	07/08/21	219,394	7,636
Zinc	1	07/19/21	73,163	911
Zinc	1	07/23/21	73,127	1,886
Zinc	1	07/29/21	73,150	167

Total				$894,966
Short position contracts:
10 Year U.K. Long Gilt	(3)	06/28/21	(528,956)	924
2 Year German Euro-Schatz	(5)	06/08/21	(673,741)	64
BIST 30 Index	(1)	06/30/21	(1,786)	—
Brent Crude	(5)	05/28/21	(333,800)	365
Canada 10 Year Government Bonds	(3)	06/21/21	(340,137)	(743)
Cattle Feeder	(1)	08/26/21	(73,375)	2,098
CBOE Volatility Index	(5)	05/19/21	(102,190)	(3,799)
CBOE Volatility Index	(20)	06/16/21	(444,782)	(6,046)
Cocoa	(2)	07/15/21	(44,387)	992
Copper	(1)	05/04/21	(247,225)	(52,141)
Copper	(1)	05/10/21	(245,781)	(35,982)
Copper	(1)	05/21/21	(245,650)	(18,291)
Copper	(1)	05/24/21	(245,625)	(18,216)
Copper	(2)	05/25/21	(491,263)	(40,858)
Copper	(1)	06/01/21	(245,694)	(18,522)
Copper	(1)	06/08/21	(245,732)	(19,721)
Copper	(1)	06/17/21	(245,613)	(20,890)
Copper	(2)	06/18/21	(491,220)	(43,949)
Copper	(1)	06/23/21	(245,602)	(18,942)
Copper	(1)	06/24/21	(245,599)	(21,277)
Copper	(3)	06/25/21	(736,787)	(68,475)
Copper	(1)	06/30/21	(245,588)	(24,966)
Copper	(2)	07/06/21	(491,220)	(41,558)
Copper	(1)	07/08/21	(245,618)	(21,369)
Copper	(2)	07/09/21	(491,243)	(43,741)
Copper	(1)	07/13/21	(245,636)	(23,177)
Copper	(2)	07/14/21	(491,280)	(9,946)
Copper	(1)	07/15/21	(245,644)	(11,245)
Copper	(1)	07/16/21	(245,638)	(12,090)
Crude Oil	(9)	05/20/21	(572,220)	(876)
Crude Oil	(1)	07/15/21	(23,606)	298
E-mini Russell 2000 Index	(3)	06/18/21	(339,225)	1,056
Euro Stoxx 50 Index	(4)	06/18/21	(189,475)	1,202
FTSE/MIB Index	(1)	06/18/21	(143,735)	744
FTSE/MIB Index	(1)	06/18/21	(28,747)	(8)
Gold 100 Oz	(2)	06/28/21	(353,540)	(653)
H-Shares Index	(6)	05/28/21	(415,873)	1,573
Hang Seng Index	(5)	05/28/21	(918,220)	3,751
Japan 10 Year Government Bonds	(7)	06/14/21	(9,693,293)	6,670
Korea 3 Year Bonds	(1)	06/15/21	(99,609)	(11)
Kospi 200 Index	(22)	06/10/21	(2,087,068)	17,176
Lead	(1)	06/08/21	(53,712)	(4,303)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts: (continued)
Lead	(1)	06/09/21	$(53,719)	$(4,917)
Lead	(2)	06/14/21	(87,780)	(1,664)
Lead	(1)	06/22/21	(53,754)	(4,432)
Lead	(2)	06/25/21	(107,515)	(10,269)
Lead	(1)	06/29/21	(53,761)	(4,670)
Lead	(1)	06/30/21	(53,762)	(4,353)
Lead	(1)	07/06/21	(53,784)	(4,661)
Lead	(4)	07/07/21	(215,150)	(12,632)
Lead	(1)	07/08/21	(53,791)	(2,847)
Lead	(1)	07/09/21	(53,795)	(4,523)
Lead	(1)	07/12/21	(53,805)	(4,246)
Lead	(3)	07/16/21	(161,459)	(7,792)
Lead	(1)	07/20/21	(53,834)	(2,374)
Lead	(1)	07/21/21	(53,837)	(3,666)
Lead	(1)	07/22/21	(53,825)	(2,840)
Low Sulphur Gas Oil	(4)	06/10/21	(214,000)	(654)
Low Sulphur Gas Oil	(1)	07/12/21	(53,625)	149
Mini H-shares Index	(1)	05/28/21	(13,862)	61
MSCI Emerging Markets Index	(12)	06/18/21	(801,960)	6,914
Nasdaq 100 E-Mini Index	(11)	06/18/21	(3,047,000)	20,414
Natural Gas	(1)	05/26/21	(29,310)	(332)
Nickel	(2)	05/17/21	(211,809)	21,982
Nickel	(1)	05/18/21	(105,902)	8,515
Nickel	(1)	05/19/21	(105,900)	10,860
Nickel	(1)	05/25/21	(105,915)	10,392
Nickel	(1)	05/26/21	(105,918)	5,541
Nickel	(1)	06/11/21	(105,969)	(8,825)
Nickel	(1)	06/23/21	(105,986)	(8,856)
Nickel	(2)	06/25/21	(211,981)	(15,960)
Nickel	(1)	07/06/21	(106,016)	(5,539)
Nickel	(1)	07/07/21	(106,018)	(7,864)
Nickel	(2)	07/16/21	(212,077)	(9,629)
Nickel	(1)	07/20/21	(106,048)	(9,001)
Nickel	(1)	07/30/21	(106,044)	(837)
Nikkei 225 Index	(1)	06/10/21	(132,309)	68
OMXS 30 Index	(1)	05/21/21	(26,212)	366
Platinum	(2)	07/28/21	(120,520)	402
Primary Aluminum	(1)	05/05/21	(60,187)	(8,090)
Primary Aluminum	(3)	05/07/21	(180,506)	(24,943)
Primary Aluminum	(4)	05/10/21	(240,600)	(34,062)
Primary Aluminum	(1)	05/11/21	(60,131)	(8,184)
Primary Aluminum	(1)	05/17/21	(59,812)	(6,079)
Primary Aluminum	(1)	05/26/21	(59,667)	(4,945)
Primary Aluminum	(1)	06/03/21	(59,700)	(5,548)
Primary Aluminum	(3)	06/11/21	(179,200)	(13,340)
Primary Aluminum	(1)	06/16/21	(59,737)	(4,678)
Primary Aluminum	(3)	06/17/21	(179,213)	(14,044)
Primary Aluminum	(1)	06/18/21	(59,737)	(2,434)
Primary Aluminum	(3)	06/23/21	(179,328)	(12,187)
Primary Aluminum	(1)	06/24/21	(59,784)	(3,587)
Primary Aluminum	(4)	06/25/21	(239,165)	(9,768)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts: (continued)
Primary Aluminum	(1)	06/29/21	$(59,822)	$(3,050)
Primary Aluminum	(1)	07/01/21	(59,837)	(2,876)
Primary Aluminum	(3)	07/06/21	(179,567)	(12,621)
Primary Aluminum	(1)	07/07/21	(59,859)	(2,806)
Primary Aluminum	(1)	07/08/21	(59,863)	(2,858)
Primary Aluminum	(1)	07/09/21	(59,867)	(2,802)
Primary Aluminum	(1)	07/28/21	(59,919)	55
S&P 500 E-Mini Index	(24)	06/18/21	(5,009,280)	9,163
SGX S&P CNX Nifty Index	(2)	05/27/21	(58,566)	102
Silver	(4)	07/28/21	(517,460)	3,333
Soybean	(1)	07/14/21	(42,610)	18
Tin	(1)	06/11/21	(148,600)	(18,740)
Tin	(1)	06/25/21	(146,679)	(18,707)
Tin	(1)	07/01/21	(146,263)	(20,666)
TOCOM Gold Mini	(1)	02/21/22	(5,659)	1
Ultra 10 Year U.S. Treasury Notes	(1)	06/21/21	(145,547)	390
Zinc	(1)	05/10/21	(72,865)	(2,905)
Zinc	(1)	05/12/21	(72,879)	(263)
Zinc	(1)	05/17/21	(72,905)	(2,120)
Zinc	(1)	06/18/21	(73,025)	(2,941)
Zinc	(1)	06/22/21	(73,040)	(3,038)
Zinc	(1)	06/29/21	(73,067)	(2,233)
Zinc	(1)	06/30/21	(73,071)	(4,224)
Zinc	(1)	07/06/21	(73,115)	(2,306)
Zinc	(3)	07/08/21	(219,394)	(6,981)
Zinc	(1)	07/19/21	(73,163)	(1,747)
Zinc	(1)	07/23/21	(73,127)	(923)
Zinc	(1)	07/29/21	(73,150)	(603)
Zinc	(1)	07/30/21	(73,150)	(184)

Total				$(857,022)

TOTAL FUTURES CONTRACTS				$37,944

SWAP CONTRACTS – At April 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/ Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*
Accton Tech Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	$240	$40,533
Adobe, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	13	449
Advanced Micro Devices, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	208	442
Alphabet, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	24	1,475
Alphabet, Inc. Class C	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	22	1,841
ASML Holding NV	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	8	90
Cardlytics, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	47	14,396
Ceridian HCM Holding, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	215	18,416
Cognizant Technology Solutions	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	4	2

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/ Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*
DISH Network Corp. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	$66	$7,104
Electronic Arts	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	110	395
Facebook, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	73	3,801
Genpact Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	352	28,258
Global Payments, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	121	1,327
GoDaddy, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	64	1,910
Hubspot , Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	51	5,466
iShares Expanded Tech-Software Sector ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	35	(792)
iShares Russell 2000 Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	277	361
Mastercard, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	39	1,435
Match Group , Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	52	4,133
MediaTek, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	175	35,168
Micron Technology	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	66	(5,443)
Netflix, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	40	(2,021)
Nuvei Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	44	4,619
RingCentral, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	236	4,775
Salesforce.com, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	42	1,917
ServiceNow, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	36	(543)
Skyworks Solutions	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	138	(7,448)
StoneCo Ltd. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	42	901
TransUnion	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	22	2,310
Varonis Systems, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	37	(377)
VeriSign, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	4	264
Wex, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	3	(130)
Zscaler, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	101	7,138
Adobe, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	91	(2,589)
Alphabet, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	469	13,918
Alphabet, Inc. Class C	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	324	15,931
Amazon.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	612	15,900
Atlassian Corp PLC	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	13	(85)
Carrefour SA	0.480%	MS & Co. Int. PLC	07/07/21	3	3,546
Cognizant Technology Solutions	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	51	400
CoStar Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	200	(12,947)
Electronic Arts	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	132	(652)
Facebook, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	150	8,375
FleetCor Technologies, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	197	(2,395)
Global Payments, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	731	(10,183)
GoDaddy, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	189	(1,782)
HubSpot, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	92	(804)
Intuit, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	60	(780)
Invesco QQQ Trust	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	139	1,470
iShares Expanded Tech-Software Sector ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	3,151	100,570
iShares Russell 2000 Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	3,894	(11,209)
iShares Russell Mid-Capital Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	1,278	14,786
Marvell Technology Group Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	401	(29,419)
Mastercard, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	218	(2,543)
Match Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	253	12,583
MediaTek, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	94	19,447
Micron Technology	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	172	(8,015)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/ Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*
MongoDB, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	$220	$(15,226)
Netflix, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	138	(9,024)
Nuvei Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	45	1,118
PayPal Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	283	(12,119)
RingCentral, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	56	(1,716)
RSA Insurance Group PLC	0.050%	MS & Co. Int. PLC	08/12/22	70	952
Salesforce.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	258	(3,017)
ServiceNow, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	350	(33,237)
Signature Aviation PLC	0.050	MS & Co. Int. PLC	08/12/22	122	1,343
Siltronic AG	(0.480)	MS & Co. Int. PLC	07/07/21	1	(3,710)
Skyworks Solutions	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	200	(9,808)
TransUnion	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	158	15,071
TriNet Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	350	(21,142)
VeriSign, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	198	9,903
Visa, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	110	3,516
WEX, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	238	(23,809)

TOTAL					$194,790
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their value.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made monthly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At April 30, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Alphabet, Inc.	$2,100.000	08/20/2021	3	$300	$91,035	$40,916	$50,119
Analog Devices, Inc.	165.000	09/17/2021	29	2,900	16,095	21,349	(5,254)
Nuance Communications, Inc.	50.000	10/15/2021	17	1,700	7,225	6,851	374
The Charles Schwab Corp.	70.000	09/17/2021	105	10,500	57,225	63,534	(6,309)

			154	$15,400	$171,580	$132,650	$38,930
Puts
Invesco QQQ Trust	325.000	05/21/2021	37	3,700	10,305	18,424	(8,119)
Invesco QQQ Trust	329.000	05/21/2021	19	1,900	6,849	6,618	231
Microsoft Corp.	245.000	06/18/2021	47	4,700	25,850	21,470	4,380
SPDR S&P 500 ETF Trust	414.000	06/18/2021	71	7,100	60,882	62,598	(1,716)
Taiwan Semiconductor Manufacture	115.000	05/21/2021	60	6,000	13,380	22,519	(9,139)

			234	$23,400	$117,266	$131,629	$(14,363)

Total purchased option contracts			388	$38,800	$288,846	$264,279	$24,567

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
Five Prime Therapeutics, Inc.	$40.000	06/18/2021	(24)	$(2,400)	$—	$(1,313)	$1,313
Microsoft Corp.	265.000	06/18/2021	(47)	(4,700)	(13,277)	(17,433)	4,156
Proofpoint, Inc.	180.000	08/20/2021	(2)	(200)	(40)	(57)	17
Taiwan Semiconductor Manufacture	120.000	05/21/2021	(45)	(4,500)	(7,875)	(10,285)	2,410

Total written option contracts			(118)	$(11,800)	$(21,192)	$(29,088)	$7,896

TOTAL			270	$27,000	$267,654	$235,191	$32,463

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Statement of Assets and Liabilities(a)

April 30, 2021 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $115,244,512)	$127,959,093
Investments of affiliated issuers, at value (cost $45,036,815)	45,036,815
Purchased options, at value (premium paid $264,279)	288,846
Cash	1,128,443
Unrealized gain on swap contracts	427,755
Unrealized gain on forward foreign currency exchange contracts	361,690
Variation margin on futures contracts	62,166
Receivables:
Collateral on certain derivative contracts(b)	3,554,680
Investments sold	1,088,296
Dividends and interest	281,795
Reimbursement from investment adviser	154,124
Fund shares sold	88,071
Due from broker — upfront payment	61,347
Foreign tax reclaims	59,703
Investments sold on an extended settlement basis	7,395
Other assets	66,644
Total assets	180,626,863

Liabilities:
Foreign currency overdraft, at value (cost $60,187)	60,526
Securities sold short, at value (proceeds received $7,149,146)	7,548,780
Unrealized loss on forward foreign currency exchange contracts	395,066
Variation margin on futures contracts	459,105
Unrealized loss on swap contracts	232,965
Written option contracts, at value (premium received $29,088)	21,192
Payables:
Investments purchased	700,152
Investments purchased on an extended settlement basis	638,931
Management fees	206,196
Fund shares redeemed	151,465
Due to broker	58,885
Collateral on certain derivative contracts(c)	38,000
Distribution and service fees and transfer agency fees	12,126
Dividend expense payable on securities sold short	1,447
Accrued expenses and other liabilities	2,693,974
Total liabilities	13,218,810

Net Assets:
Paid-in capital	206,643,549
Total distributable earnings (loss)	(39,235,496)
NET ASSETS	$167,408,053
Net Assets:
Class A	$7,714,679
Class C	4,120,431
Institutional	70,381,722
Investor	9,781,006
Class R6	11,390
Class R	29,110
Class P	75,369,715
Total Net Assets	$167,408,053
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	679,463
Class C	378,277
Institutional	6,116,579
Investor	854,884
Class R6	989
Class R	2,600
Class P	6,551,469
Net asset value, offering and redemption price per share:(d)
Class A	$11.35
Class C	10.89
Institutional	11.51
Investor	11.44
Class R6	11.52
Class R	11.20
Class P	11.50

(a)	Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity — MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes segregated cash of $1,754,680, $520,000, $950,000 and $330,000 relating to initial margin requirements and/or collateral on futures, forward foreign currency, options and swaps transactions, respectively.
(c)	Includes segregated cash of $38,000 relating to initial margin requirements and/or collateral on swaps transactions.
(d)	Maximum public offering price per share for Class A Shares is $12.01. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Statement of Operations(a)

For the Six Months Ended April 30, 2021 (Unaudited)

Investment income:
Dividends — unaffiliated issuers (net of foreign withholding taxes of $22,029)	$574,153
Interest — unaffiliated issuers (net of foreign withholding taxes of $186)	524,396
Dividends — affiliated issuers	5,975
Total investment income	1,104,524

Expenses:

Management fees	1,512,841

Custody, accounting and administrative services	738,226

Professional fees	215,302

Printing and mailing costs	55,048

Transfer Agency fees(b)	42,991

Registration fees	40,061

Distribution and Service (12b-1) fees(b)	27,190

Dividend expense for securities sold short	27,129

Prime broker fees	18,741

Trustee fees	15,788

Service fees — Class C	5,733

Other	11,315

Total expenses	2,710,365

Less — expense reductions	(1,228,952)

Net expenses	1,481,413

NET INVESTMENT LOSS	(376,889)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $1,863)	7,102,234

Securities sold short	654,685

Purchased options	1,006,920

Futures contracts	(708,540)

Written options	(225,131)

Swap contracts	(103,607)

Forward foreign currency exchange contracts	(22,083)

Foreign currency transactions	19,959

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	3,284,982

Securities short sales	(336,275)

Purchased options	(40,321)

Futures contracts	(397,320)

Written options	5,538

Swap contracts	233,713

Forward foreign currency exchange contracts	1,694

Foreign currency translation	19,600

Net realized and unrealized gain	10,496,048

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,119,159

(a)	Statement of Operations for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity— MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$10,029	$17,090	$71	$6,820	$3,874	$13,604	$8,473	$2	$24	$10,194

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Statements of Changes in Net Assets(a)

	Multi-Manager Alternatives Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:

Net investment income (loss)	$(376,889)	$198,856

Net realized gain	7,724,437	3,988,372

Net change in unrealized gain	2,771,611	1,245,251

Net increase in net assets resulting from operations	10,119,159	5,432,479

Distributions to shareholders:

From distributable earnings

Class A Shares	—	(61,290)

Institutional Shares	—	(1,583,309)

Investor Shares	—	(118,769)

Class R6 Shares	—	(112)

Class R Shares	—	(143)

Class P Shares	—	(790,366)

Total distributions to shareholders	—	(2,553,989)

From share transactions:

Proceeds from sales of shares	30,904,356	52,849,842

Reinvestment of distributions	—	2,532,702

Cost of shares redeemed	(23,311,279)	(172,843,032)

Net increase (decrease) in net assets resulting from share transactions	7,593,077	(117,460,488)

TOTAL INCREASE (DECREASE)	17,712,236	(114,581,998)

Net assets:

Beginning of period	149,695,817	264,277,815

End of period	$167,408,053	$149,695,817

(a)	Statements of Changes in Net Assets for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity — MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.66		$10.48	$9.91	$10.22	$10.25	$10.33

Net investment income (loss)(a)	(0.04)		(0.01)	0.04	(0.04)	(0.02)	0.04

Net realized and unrealized gain (loss)	0.73		0.25	0.53	(0.27)	0.13	(0.06)

Total from investment operations	0.69		0.24	0.57	(0.31)	0.11	(0.02)

Distributions to shareholders from net investment income	—		(0.06)	—	—	(0.14)	(0.01)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.05)

Total distributions	—		(0.06)	—	—	(0.14)	(0.06)

Net asset value, end of period	$11.35		$10.66	$10.48	$9.91	$10.22	$10.25

Total return(b)	6.47%		2.33%	5.75%	(3.03)%	1.08%	(0.23)%

Net assets, end of period (in 000s)	$7,715		$8,015	$11,538	$19,155	$37,077	$134,843

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.15	%(c)	2.13%	2.12%	2.31%	2.51%	2.65%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.08	%(c)	2.07%	2.07%	2.23%	2.38%	2.41%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.74	%(c)	4.32%	3.51%	2.91%	2.74%	2.85%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.68	%(c)	4.27%	3.46%	2.82%	2.62%	2.60%

Ratio of net investment income (loss) to average net assets	(0.76	)%(c)	(0.17)%	0.39%	(0.43)%	(0.22)%	0.39%

Portfolio turnover rate(d)	125%		222%	202%	232%	112%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.26		$10.11	$9.62	$10.00	$10.02	$10.16

Net investment loss(a)	(0.08)		(0.09)	(0.03)	(0.12)	(0.11)	(0.04)

Net realized and unrealized gain (loss)	0.71		0.24	0.52	(0.26)	0.13	(0.05)

Total from investment operations	0.63		0.15	0.49	(0.38)	0.02	(0.09)

Distributions to shareholders from net investment income	—		—	—	—	(0.04)	—

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.05)

Total distributions	—		—	—	—	(0.04)	(0.05)

Net asset value, end of period	$10.89		$10.26	$10.11	$9.62	$10.00	$10.02

Total return(b)	6.14%		1.48%	4.98%	(3.70)%	0.23%	(1.02)%

Net assets, end of period (in 000s)	$4,120		$5,045	$7,646	$12,333	$29,758	$49,334

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.89	%(c)	2.88%	2.87%	3.07%	3.26%	3.40%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.83	%(c)	2.82%	2.82%	2.99%	3.13%	3.16%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	4.49	%(c)	5.09%	4.27%	3.65%	3.54%	3.60%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	4.43	%(c)	5.03%	4.21%	3.57%	3.41%	3.36%

Ratio of net investment loss to average net assets	(1.53	)%(c)	(0.92)%	(0.36)%	(1.23)%	(1.07)%	(0.35)%

Portfolio turnover rate(d)	125%		222%	202%	232%	112%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.78		$10.62	$10.00	$10.28	$10.33	$10.40

Net investment income (loss)(a)	(0.02)		0.01	0.07	(0.01)	— (b)	0.08

Net realized and unrealized gain (loss)	0.75		0.26	0.55	(0.27)	0.15	(0.07)

Total from investment operations	0.73		0.27	0.62	(0.28)	0.15	0.01

Distributions to shareholders from net investment income	—		(0.11)	—	—	(0.20)	(0.03)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.05)

Total distributions	—		(0.11)	—	—	(0.20)	(0.08)

Net asset value, end of period	$11.51		$10.78	$10.62	$10.00	$10.28	$10.33

Total return(c)	6.58%		2.66%	6.20%	(2.72)%	1.47%	0.13%

Net assets, end of period (in 000s)	$70,382		$67,354	$158,958	$361,962	$807,918	$903,812

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.82	%(d)	1.81%	1.80%	1.97%	2.11%	2.25%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.76	%(d)	1.75%	1.74%	1.89%	1.98%	2.01%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.36	%(d)	3.94%	3.03%	2.51%	2.40%	2.45%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.30	%(d)	3.88%	2.98%	2.43%	2.28%	2.21%

Ratio of net investment income (loss) to average net assets	(0.43	)%(d)	0.14%	0.71%	(0.12)%	0.02%	0.81%

Portfolio turnover rate(e)	125%		222%	202%	232%	112%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.73		$10.56	$9.95	$10.24	$10.30	$10.37

Net investment income (loss)(a)	(0.03)		0.01	0.07	(0.03)	(0.01)	0.07

Net realized and unrealized gain (loss)	0.74		0.26	0.54	(0.26)	0.14	(0.07)

Total from investment operations	0.71		0.27	0.61	(0.29)	0.13	—

Distributions to shareholders from net investment income	—		(0.10)	—	—	(0.19)	(0.02)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.05)

Total distributions	—		(0.10)	—	—	(0.19)	(0.07)

Net asset value, end of period	$11.44		$10.73	$10.56	$9.95	$10.24	$10.30

Total return(b)	6.62%		2.59%	6.02%	(2.73)%	1.23%	(0.06)%

Net assets, end of period (in 000s)	$9,781		$10,061	$12,457	$30,347	$95,628	$108,924

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.89	%(c)	1.88%	1.87%	2.09%	2.26%	2.39%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.83	%(c)	1.82%	1.82%	2.01%	2.13%	2.16%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.49	%(c)	4.07%	3.23%	2.64%	2.54%	2.61%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.43	%(c)	4.02%	3.18%	2.56%	2.42%	2.38%

Ratio of net investment income to average net assets	(0.52	)%(c)	0.07%	0.63%	(0.26)%	(0.13)%	0.70%

Portfolio turnover rate(d)	125%		222%	202%	232%	112%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.79		$10.63	$10.01	$10.22

Net investment income (loss)(b)	(0.02)		0.02	0.08	0.01

Net realized and unrealized gain (loss)	0.75		0.25	0.54	(0.22)

Total from investment operations	0.73		0.27	0.62	(0.21)

Distributions to shareholders from net investment income	—		(0.11)	—	—

Net asset value, end of period	$11.52		$10.79	$10.63	$10.01

Total return(c)	6.67%		2.60%	6.19%	(2.05)%

Net assets, end of period (in 000s)	$11		$11	$10	$10

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.82	%(d)	1.81%	1.79%	1.90	%(d)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.77	%(d)	1.76%	1.74%	1.81	%(d)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.33	%(d)	3.93%	3.23%	2.63	%(d)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.28	%(d)	3.88%	3.18%	2.54	%(d)

Ratio of net investment income to average net assets	(0.44	)%(d)	0.12%	0.75%	0.13	%(d)

Portfolio turnover rate(e)	125%		222%	202%	232%

(a)	Commenced operations on February 28, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.52		$10.37	$9.82	$10.15	$10.18	$10.29

Net investment income (loss)(a)	(0.05)		(0.05)	0.02	(0.09)	(0.06)	0.01

Net realized and unrealized gain (loss)	0.73		0.26	0.53	(0.24)	0.14	(0.05)

Total from investment operations	0.68		0.21	0.55	(0.33)	0.08	(0.04)

Distributions to shareholders from net investment income	—		(0.06)	—	—	(0.11)	(0.02)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.05)

Total distributions	—		(0.06)	—	—	(0.11)	(0.07)

Net asset value, end of period	$11.20		$10.52	$10.37	$9.82	$10.15	$10.18

Total return(b)	6.37%		1.98%	5.60%	(3.25)%	0.73%	(0.40)%

Net assets, end of period (in 000s)	$29		$27	$27	$25	$120	$119

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.39	%(c)	2.38%	2.38%	2.61%	2.76%	2.91%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.34	%(c)	2.32%	2.32%	2.53%	2.63%	2.66%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.99	%(c)	4.56%	3.86%	3.12%	3.07%	3.11%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.93	%(c)	4.50%	3.81%	3.04%	2.94%	2.85%

Ratio of net investment income (loss) to average net assets	(1.00	)%(c)	(0.44)%	0.15%	(0.91)%	(0.63)%	0.07%

Portfolio turnover rate(d)	125%		222%	202%	232%	112%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.78		$10.62	$10.00	$10.21

Net investment income (loss)(b)	(0.02)		0.02	0.08	0.02

Net realized and unrealized gain (loss)	0.74		0.25	0.54	(0.23)

Total from investment operations	0.72		0.27	0.62	(0.21)

Distributions to shareholders from net investment income	—		(0.11)	—	—

Net asset value, end of period	$11.50		$10.78	$10.62	$10.00

Total return(c)	6.68%		2.60%	6.20%	(2.06)%

Net assets, end of period (in 000s)	$75,370		$59,182	$73,641	$108,718

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.81	%(d)	1.80%	1.79%	1.83	%(d)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.75	%(d)	1.74%	1.73%	1.74	%(d)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.34	%(d)	3.93%	3.13%	2.68	%(d)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.28	%(d)	3.88%	3.08%	2.58	%(d)

Ratio of net investment income (loss) to average net assets	(0.41	)%(d)	0.15%	0.73%	0.45	%(d)

Portfolio turnover rate(e)	125%		222%	202%	232%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements

April 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”). The Fund is a diversified portfolio and currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. As of April 30, 2021, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Fund with Algert Global LLC (“Algert”), Ares Capital Management II LLC (“Ares”), Artisan Partners Limited Partnership (“Artisan Partners”), Bardin Hill Arbitrage IC Management LP (“Bardin Hill”), Brigade Capital Management, LP (“Brigade”), Crabel Capital Management, LLC (“Crabel”), GQG Partners LLC (“GQG Partners”), Marathon Asset Management, L.P. (“Marathon”), River Canyon Fund Management LLC (“River Canyon”), Russell Investments Commodity Advisor, LLC (“RICA”), Sirios Capital Management L.P. (“Sirios”), and Wellington Management Company LLP (“Wellington”) (the “Underlying Managers”). Crabel also serves as an Underlying Manager for a Subsidiary (as defined below). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Fund is not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity— MMA IV, LLC (a “Subsidiary”), a Cayman Islands exempted company is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of April 30, 2021, the Fund’s net assets were $167,408,053 of which, $3,323,968, or 2.0%, represented the Subsidiary’s net assets.

B.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in net realized gain (loss) from investments on the Consolidated Statement of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and it generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Consolidated Schedule of Investments.

Derivative Contracts — derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of April 30, 2021:

MULTI-MANAGER ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$8,260,478	$—

Mortgage-Backed Obligations	—	9,671,120	—

Asset-Backed Securities	—	11,929,522	—

Foreign Debt Obligations	—	12,008,840	—

Common Stock and/or Other Equity Investments(a)

Asia	2,620,749	3,339,380	—

Australia and Oceania	246,825	395,245	—

Europe	7,037,074	16,921,926	—

North America	42,935,464	—	5,813

South America	1,192,928	—	—

Exchange Traded Fund	5,806,016	—	—

Investment Company	45,036,815	—	—

Preferred Stock	—	662,354	—

Short-term Investments	4,925,359	—	—

Total	$109,801,230	$63,188,865	$5,813

Liabilities

Common Stock and/or Other Equity Investments(a)

North America	$(5,083,103)	$—	$—

Europe	(1,447,220)	(1,018,457)	—

Total	$(6,530,323)	$(1,018,457)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$361,690	$—

Futures Contracts(b)	1,117,012	—	—

Total Return Swap Contracts(b)	—	427,755	—

Purchased option contracts	288,846	—	—

Total	$1,405,858	$789,445	$—
Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(395,066)	$—

Futures Contracts(b)	(1,079,068)	—	—

Total Return Swap Contracts(b)	—	(232,965)	—

Written Option Contracts	(21,192)	—	—

Total	$(1,100,260)	$(628,031)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2021. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$8,048	(a)	Variation margin on futures contracts	$(24,097)	(a)
Equity	Unrealized gain on swap contracts; Variation margin on futures contracts; and Purchased options, at value	780,894	(a)	Unrealized loss on swap contracts; Variation margin on futures contracts; and Written option contracts	(277,866)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	361,690		Payable for unrealized loss on forward foreign currency exchange contracts; and Variation margin on futures contracts	(395,273)	(a)
Commodity	Variation margin on futures contracts	1,044,671	(a)	Variation margin on futures contracts	(1,031,055)	(a)
Total		$2,195,303			$(1,728,291)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Aggregate of amounts include $232,965, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) from swap contracts and futures contracts/Net change in unrealized gain (loss) on futures contracts	$30,222	$(5,950)
Currency	Net realized gain (loss) from forward foreign currency exchange Contracts and futures contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts and futures contracts	(20,340)	1,850
Equity	Net realized gain (loss) from purchased options, futures contracts, swap contracts and written options/Net change in unrealized gain (loss) on purchase options, futures contracts, swaps contracts and written options	(471,802)	(208,658)
Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	409,480	16,062
Total		$(52,440)	$(196,696)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended April 30, 2021, the relevant values for each derivative type was as follows:

Average Number of Contracts, Notional Amounts(a)
Futures contracts	Forward contracts	Swap Agreements	Purchased Options	Written Options
740	$76,126,071	$22,180,391	75,700	$24,087

(a)	Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Funds held such derivatives during the period ended April 30, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

Contractual Management Rate					Effective Net Management Fee Rate*^(a)
First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Fee Rate
1.90%	1.80%	1.71%	1.68%	1.90%	1.52%

*	GSAM has agreed to waive a portion of its management fee in order to achieve a net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund as defined in the Fund’s most recent prospectus. This arrangement will be effective through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests. For the six months ended April 30, 2021, GSAM waived $34,491 of the Fund’s management fee.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended April 30, 2021, GSAM waived $6,421 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2021, Goldman Sachs retained $61 and $0, respectively.

D.  Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.04% of the average daily net assets of Institutional Shares; and 0.03% of the average daily net assets of Class R6 and Class P Shares.

Goldman Sachs has agreed to waive a portion of the transfer agency fees equal to 0.06% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Fund through at least February 28, 2022 (the “TA Fee Waiver”). Prior to such date, Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, dividends and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the average daily net assets of the Fund and limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest payments on securities sold short, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares to (after the application of the TA Fee Waiver described above) 2.12%, 2.87%, 1.80%, 1.87%, 1.79%, 2.37%, and 1.79%, respectively. These Other Expense limitations will remain in place through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the six months ended April 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Annual Operating Expense Reductions
$300,316	$6,774	$921,862	$1,228,952

In addition, subsequent to the reporting period, the Fund will enter into certain offset arrangements with the custodian, which may result in a reduction of the Fund’s gross expenses in subsequent periods.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of April 30, 2021, the Fund participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2021, the Fund did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2021, Goldman Sachs earned $1,419, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Fund.

As of April 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 100% of Class R6 and Class R Shares of the Fund.

The table below shows the transaction in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended April 30, 2021:

Underlying Funds	Beginning Value as of October 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$40,788,471	$136,324,647	$(132,076,303)	$45,036,815	45,036,815	$5,975

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2021, were $143,488,293 and $131,786,133, respectively. In these amounts are the cost of purchases and proceeds from sales and maturities of U.S. Government and agency obligations in the amounts of $7,243,995 and $7,038,639, respectively.

The following table sets forth the Fund’s net exposure for short securities that are subject to enforceable master netting arrangements or similar agreements as of April 30, 2021:

Counterparty	Securities Sold Short(1)	Collateral Pledged	Net Amount(2)
State Street Bank & Trust	$(7,548,780)	$7,548,780	$—

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2020, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

Capital loss carryforwards:

Perpetual Short-Term	$(53,839,607)

Perpetual Long-Term	(1,310,787)
Total Capital loss carryforwards	$(55,150,394)
Timing differences (Straddle Loss Deferral/Qualified Late Year Ordinary Loss Deferral)	$(2,280,189)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

7. TAX INFORMATION (continued)

As of April 30, 2021, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$162,267,220
Gross unrealized gain	15,817,152
Gross unrealized loss	(5,088,464)
Net unrealized gain	$10,728,688

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments, partnership investments, passive foreign investment company investments, swap transactions, market discount accretion and premium amortization

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

8. OTHER RISKS (continued)

subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

8. OTHER RISKS (continued)

investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it was managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity indexlinked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is/are not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

8. OTHER RISKS (continued)

income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

11. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi Manager Alternatives Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	95,059	$1,057,789	204,196	$2,141,779
Reinvestment of distributions	—	—	5,757	60,446
Shares redeemed	(167,593)	(1,862,098)	(558,490)	(5,834,302)
	(72,534)	(804,309)	(348,537)	(3,632,077)
Class C Shares
Shares sold	941	$9,869	11,219	$115,274
Shares redeemed	(114,206)	(1,222,407)	(275,915)	(2,787,609)
	(113,265)	(1,212,538)	(264,696)	(2,672,335)
Institutional Shares
Shares sold	723,715	8,161,941	4,199,992	43,241,517
Reinvestment of distributions	—	—	147,670	1,563,829
Shares redeemed	(852,352)	(9,580,696)	(13,067,106)	(138,325,307)
	(128,637)	(1,418,755)	(8,719,444)	(93,519,961)
Investor Shares
Shares sold	56,155	629,429	92,086	979,916
Reinvestment of distributions	—	—	11,177	117,806
Shares redeemed	(139,143)	(1,555,653)	(344,523)	(3,664,483)
	(82,988)	(926,224)	(241,260)	(2,566,761)
Class R6 Shares
Reinvestment of distributions	—	—	11	112
	—	—	11	112
Class R Shares
Reinvestment of distributions	—	—	14	143
	—	—	14	143
Class P Shares
Shares sold	1,870,275	21,045,328	600,313	6,371,356
Reinvestment of distributions	—	—	74,633	790,366
Shares redeemed	(807,898)	(9,090,425)	(2,118,788)	(22,231,331)
	1,062,377	11,954,903	(1,443,842)	(15,069,609)

NET INCREASE (DECREASE)	664,953	$7,593,077	(11,017,754)	$(117,460,488)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2-3, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Fund Expenses — Six Month Period Ended April 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi Manager Alternatives Fund
Share Class	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*
Class A
Actual	$1,000.00	$1,064.70		$11.01
Hypothetical 5% return	1,000.00	1,014.18	+	10.74
Class C
Actual	1,000.00	1,061.40		14.77
Hypothetical 5% return	1,000.00	1,010.46	+	14.41
Institutional
Actual	1,000.00	1,065.80		9.32
Hypothetical 5% return	1,000.00	1,015.77	+	9.10
Investor
Actual	1,000.00	1,066.20		9.68
Hypothetical 5% return	1,000.00	1,015.42	+	9.44
Class R6
Actual	1,000.00	1,066.70		9.33
Hypothetical 5% return	1,000.00	1,015.77	+	9.10
Class R
Actual	1,000.00	1,063.70		12.23
Hypothetical 5% return	1,000.00	1,012.94	+	11.93
Class P
Actual	1,000.00	1,066.80		9.28
Hypothetical 5% return	1,000.00	1,015.82	+	9.05

*	Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Multi Manager Alternatives	2.08%	2.83%	1.76%	1.83%	1.77%	2.34%	1.75%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.00 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Fund will file its portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Past correlations are not indicative of future correlations, which may vary.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 242256-OTU-1430325 MMALTSAR 21

Goldman Sachs Funds

Semi-Annual Report	April 30, 2021

Strategic Multi-Asset Class Funds
Multi-Manager Global Equity
Multi-Manager Non-Core Fixed Income
Multi-Manager Real Assets Strategy

Goldman Sachs Strategic

Multi-Asset Class Funds

∎	MULTI-MANAGER GLOBAL EQUITY

∎	MULTI-MANAGER NON-CORE FIXED INCOME

∎	MULTI-MANAGER REAL ASSETS STRATEGY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Multi-Manager Global Equity Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)[2]
Class R6 Shares	31.72%	29.33%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD) is a custom index that comprises the MSCI ACWI IMI (which covers 8,664 securities and includes large, mid, small and micro cap size segments for all developed markets countries in the index together with large, mid and small cap size segments for the emerging markets countries) and a currency hedge on 50% of the non-U.S. developed markets exposures back to U.S. dollars. As of April 30, 2021, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 27 emerging markets include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Index figures do not reflect any deductions for fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21‡

Holding	% of Net Assets	Line of Business

iShares MSCI USA Multifactor ETF	3.9%	Exchange Traded Funds
iShares MSCI International Multifactor ETF	2.1	Exchange Traded Funds
Microsoft Corp.	2.0	Software
Amazon.com, Inc.	1.9	Internet & Direct Marketing Retail
Facebook, Inc. Class A	1.6	Interactive Media & Services
Mastercard, Inc. Class A	1.7	IT Services
UnitedHealth Group, Inc.	1.1	Health Care Providers & Services
Alphabet, Inc. Class A	1.0	Interactive Media & Services
Accenture PLC Class A	1.0	IT Services
Texas Instruments, Inc.	0.9	Semiconductors & Semiconductor Equipment

‡	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 3.5% of the Fund’s net assets as of 4/30/21. The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND COMPOSITION†

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. Underlying compositions of exchanged-traded funds and investment companies held by the Fund are not reflected in the graph above. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Multi-Manager Non-Core Fixed Income Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	Multi- Manager Non-Core Fixed Income Composite Dynamic Index[2]	Bloomberg Barclays Global High Yield Corporate Index (Gross, USD, Unhedged)	Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)	J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged)	J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged)
Class R6 Shares	7.51%	5.91%	7.98%	6.06%	3.26%	4.17%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Multi-Manager Non-Core Fixed Income Composite Dynamic Index, which is comprised of the Bloomberg Barclays Global High Yield Corporate Index (Gross, USD, Unhedged), the Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged), the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) and the J.P. Morgan Government Bond Index — Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged). The index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21‡

Holding	% of Net Assets	Line of Business

Republic of South Africa	0.7%	Foreign Debt Obligations
Brazil Notas do Tesouro Nacional	0.7	Foreign Debt Obligations
Intelsat Jackson Holdings SA	0.7	Bank Loans
Agricultural Development Bank of China	0.6	Foreign Debt Obligations
Republic of South Africa	0.5	Foreign Debt Obligations
Baffinland Iron Mines Corp./Baffinland Iron Mines LP	0.5	Corporate Obligations
Syniverse Holdings, Inc.	0.5	Bank Loans
Golden Nugget, Inc.	0.4	Hotels, Restaurants & Leisure
Egypt Treasury Bills	0.4	Foreign Debt Obligations
State of Israel	0.4	Foreign Debt Obligations

‡	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 6.0% of the Fund’s net assets as of 04/30/21. The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND COMPOSITION†

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. Underlying sector allocations of investment companies held by the Fund are not reflected in the graph above. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Multi-Manager Real Assets Strategy Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	Multi-Manager Real Assets Strategy Composite Dynamic Index[2]	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Class R6 Shares	23.58%	27.32%	32.14%	20.18%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Multi-Manager Real Assets Strategy Composite Dynamic Index is comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged). The constituent indexes of the Multi-Manager Real Assets Strategy Composite Dynamic Index are weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year. The index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN EQUITY HOLDINGS AS OF 4/30/21[1]

Holding	% of Net Assets	Line of Business

Prologis, Inc.	3.3%	Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	3.0	Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	2.7	Equity Real Estate Investment Trusts (REITs)
Vinci SA	2.4	Construction & Engineering
Welltower, Inc.	2.0	Equity Real Estate Investment Trusts (REITs)
SBA Communications Corp.	2.0	Equity Real Estate Investment Trusts (REITs)
Cheniere Energy, Inc.	1.9	Oil, Gas & Consumable Fuels
TC Energy Corp.	1.9	Oil, Gas & Consumable Fuels
Vonovia SE	1.9	Real Estate Management & Development
The Williams Cos., Inc.	1.8	Oil, Gas & Consumable Fuels

[1]	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 2.4% of the Fund’s net assets as of 04/30/21. The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND SECTOR ALLOCATION[2]

[2]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 87.8%
Australia – 0.6%
56	AGL Energy Ltd. (Multi-Utilities)	$386
1,496	Ampol Ltd. (Oil, Gas & Consumable Fuels)	29,489
656	Ansell Ltd. (Health Care Equipment & Supplies)	21,340
936	APA Group (Gas Utilities)	7,232
4,870	Appen Ltd. (IT Services)	58,630
53	ASX Ltd. (Capital Markets)	2,978
5,724	BlueScope Steel Ltd. (Metals & Mining)	94,628
18,694	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	201,937
1,209	Coles Group Ltd. (Food & Staples Retailing)	15,182
4,203	CSL Ltd. (Biotechnology)	877,983
772	Dexus (Equity Real Estate Investment Trusts (REITs))	6,060
35,292	Downer EDI Ltd. (Commercial Services & Supplies)	152,459
1,838	Fortescue Metals Group Ltd. (Metals & Mining)	31,800
6,540	Goodman Group (Equity Real Estate Investment Trusts (REITs))	95,370
480	JB Hi-Fi Ltd. (Specialty Retail)	17,076
1,129	Mineral Resources Ltd. (Metals & Mining)	41,232
85,533	Nine Entertainment Co. Holdings Ltd. (Media)	188,179
7,624	Northern Star Resources Ltd. (Metals & Mining)	61,254
57,794	NRW Holdings Ltd. (Construction & Engineering)	86,134
16,165	OZ Minerals Ltd. (Metals & Mining)	294,916
2,588	Pro Medicus, Ltd. (Health Care Technology)	94,011
38,797	Reliance Worldwide Corp. Ltd. (Building Products)	147,055
8,658	Seven Group Holdings Ltd. (Trading Companies & Distributors)	143,102
78	Sonic Healthcare Ltd. (Health Care Providers & Services)	2,156
17,864	Super Retail Group Ltd. (Specialty Retail)	164,079
225	The GPT Group (Equity Real Estate Investment Trusts (REITs))	801
697	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	16,235
8,539	Wesfarmers Ltd. (Multiline Retail)	355,957
232	Woolworths Group Ltd. (Food & Staples Retailing)	7,036

		3,214,697

Austria – 0.1%
3,362	BAWAG Group AG(a) (Banks)	181,355
2,209	CA Immobilien Anlagen AG (Real Estate Management & Development)	96,804
70	OMV AG (Oil, Gas & Consumable Fuels)	3,441

Common Stocks – (continued)
Austria – (continued)
4,993	S&T AG* (IT Services)	135,541
1,896	Telekom Austria AG (Diversified Telecommunication Services)	15,501
5,506	Wienerberger AG (Construction Materials)	215,858

		648,500

Belgium – 0.2%
587	Cofinimmo SA (Equity Real Estate Investment Trusts (REITs))	89,995
43	Elia Group SA (Electric Utilities)	4,655
75	Etablissements Franz Colruyt NV (Food & Staples Retailing)	4,448
6,908	KBC Group NV* (Banks)	535,982
712	Proximus SADP (Diversified Telecommunication Services)	15,169
160	Sofina SA (Diversified Financial Services)	60,793
51	UCB SA (Pharmaceuticals)	4,722
3,158	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	111,377

		827,141

Brazil – 0.4%
49,326	Ambev SA ADR (Beverages)	137,126
16,100	Banco do Brasil SA (Banks)	87,850
4,900	Cia Brasileira de Distribuicao (Food & Staples Retailing)	36,741
64,800	Cia Paranaense de Energia (Electric Utilities)	74,677
4,400	Cia Siderurgica Nacional SA (Metals & Mining)	39,844
10,540	Itau Unibanco Holding SA ADR (Banks)	52,700
17,289	JBS SA (Food Products)	95,865
11,500	Localiza Rent a Car SA (Road & Rail)	136,127
107,200	Magazine Luiza SA (Multiline Retail)	395,287
31,000	Marfrig Global Foods SA (Food Products)	110,656
7,800	Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	116,697
4,700	SLC Agricola SA (Food Products)	42,215
920	StoneCo Ltd. Class A* (IT Services)	59,469
6,400	Suzano SA* (Paper & Forest Products)	80,907
28,200	TIM SA (Wireless Telecommunication Services)	63,283
25,200	Vale SA (Metals & Mining)	505,758
41,700	WEG SA (Electrical Equipment)	268,760

		2,303,962

Canada – 2.3%
39,700	Air Canada* (Airlines)	800,040
2,000	Aphria, Inc.* (Pharmaceuticals)	30,720
6,700	ATS Automation Tooling Systems, Inc.* (Machinery)	161,620
3,196	BCE, Inc. (Diversified Telecommunication Services)	151,070

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
3,500	Boralex, Inc. Class A (Independent Power and Renewable Electricity Producers)	$112,191
4,600	CAE, Inc.* (Aerospace & Defense)	144,083
2,200	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	97,798
8,487	Canadian National Railway Co. (Road & Rail)	913,626
2,659	Canadian Pacific Railway Ltd. (Road & Rail)	992,153
5,200	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	165,796
4,100	Empire Co. Ltd. Class A (Food & Staples Retailing)	128,956
62	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,391
8,581	Enerplus Corp. (Oil, Gas & Consumable Fuels)	46,080
9,400	Equinox Gold Corp.* (Metals & Mining)	76,017
9,900	First Capital Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	142,642
82	Fortis, Inc. (Electric Utilities)	3,658
484	George Weston Ltd. (Food & Staples Retailing)	42,736
2,220	Granite Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	142,124
1,084	Hydro One Ltd.(a) (Electric Utilities)	25,990
1,840	Intact Financial Corp. (Insurance)	244,575
5,900	Keyera Corp. (Oil, Gas & Consumable Fuels)	134,930
311	Loblaw Cos. Ltd. (Food & Staples Retailing)	17,269
16,500	Lundin Mining Corp. (Metals & Mining)	199,345
2,462	Magna International, Inc. (Auto Components)	232,509
423	Manulife Financial Corp. (Insurance)	9,237
276	Metro, Inc. (Food & Staples Retailing)	12,646
4,390	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	151,220
1,980	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	260,786
53,525	Nutrien Ltd. (Chemicals)	2,954,045
1,123	Nuvei Corp.* (IT Services)	78,363
8,800	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	165,741
4,473	Power Corp. of Canada (Insurance)	130,280
4,371	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	277,996
169	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	8,324
94	Royal Bank of Canada (Banks)	8,971
128	Shaw Communications, Inc. Class B (Media)	3,707

Common Stocks – (continued)
Canada – (continued)
632	Shopify, Inc. Class A* (IT Services)	747,346
4,858	SSR Mining, Inc. (Metals & Mining)	77,110
4,050	Stantec, Inc. (Professional Services)	189,625
10,800	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	137,158
12,190	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	260,729
433	TC Energy Corp. (Oil, Gas & Consumable Fuels)	21,422
2,824	TELUS Corp. (Diversified Telecommunication Services)	58,587
2,900	TFI International, Inc. (Road & Rail)	254,102
6,014	The Descartes Systems Group, Inc.* (Software)	385,026
4,144	The Toronto-Dominion Bank (Banks)	284,886
668	Thomson Reuters Corp. (Professional Services)	61,950
1,837	Toromont Industries Ltd. (Trading Companies & Distributors)	146,464
7,200	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	155,346
10,800	Wesdome Gold Mines Ltd.* (Metals & Mining)	79,606

		11,928,992

Chile – 0.0%
62,278	Cencosud SA (Food & Staples Retailing)	129,291
2,946	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	31,726

		161,017

China – 4.4%
54,000	Agile Group Holdings, Ltd. (Real Estate Management & Development)	84,357
1,055,224	Agricultural Bank of China Ltd. Class H (Banks)	408,814
11,000	Airtac International Group (Machinery)	459,098
11,345	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	2,620,128
20,000	Alibaba Health Information Technology Ltd.* (Health Care Technology)	60,876
52,000	Aluminum Corp. of China Ltd. Class H* (Metals & Mining)	26,870
53,989	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	322,242
9,000	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	160,546
3,647	Baidu, Inc. ADR* (Interactive Media & Services)	767,073
1,734,037	Bank of China Ltd. Class H (Banks)	687,976
492,363	Bank of Communications Co. Ltd. Class H (Banks)	314,370

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
346,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	$251,163
8,000	BYD Co. Ltd. Class H (Automobiles)	166,356
36,800	Centre Testing International Group Co. Ltd. Class A (Professional Services)	185,623
530,011	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	104,182
269,000	China CITIC Bank Corp. Ltd. Series H (Banks)	140,428
674,515	China Construction Bank Corp. Class H (Banks)	532,423
96,709	China Everbright Bank Co. Ltd. Class H (Banks)	40,384
28,000	China Feihe Ltd.(a) (Food Products)	79,559
218,162	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	129,661
69,400	China International Capital Corp. Ltd. Class H*(a) (Capital Markets)	173,738
89,500	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	131,612
64,532	China Medical System Holdings Ltd. (Pharmaceuticals)	149,052
47,500	China Merchants Bank Co. Ltd. Class H (Banks)	381,539
17,400	China Merchants Securities Co, Ltd. Class H(a) (Capital Markets)	24,315
156,000	China Modern Dairy Holdings, Ltd.* (Food Products)	39,184
222,000	China Railway Group Ltd. Class H (Construction & Engineering)	114,615
48,000	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	99,979
41,245	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	29,716
7,900	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	474,741
55,000	COSCO Shipping Holdings Co. Ltd. Class H* (Marine)	97,987
52,136	Country Garden Services Holdings Co. Ltd. (Commercial Services & Supplies)	546,169
1,019	Daqo New Energy Corp. ADR* (Semiconductors & Semiconductor Equipment)	82,019
17,200	ENN Energy Holdings Ltd. (Gas Utilities)	293,511
4,779	FinVolution Group (Consumer Finance)	32,067
12,500	Ganfeng Lithium Co. Ltd. Class H(a) (Metals & Mining)	167,448
38,400	GF Securities Co. Ltd. Class H (Capital Markets)	55,495
39,000	Great Wall Motor Co. Ltd. Class H (Automobiles)	96,820
53,200	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate Management & Development)	67,901

Common Stocks – (continued)
China – (continued)
22,800	Guotai Junan Securities Co. Ltd. Class H(a) (Capital Markets)	32,371
30,000	Haitian International Holdings Ltd. (Machinery)	122,058
7,600	Hygeia Healthcare Holdings Co, Ltd.*(a) (Health Care Providers & Services)	59,558
3,591	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	277,800
12,000	Jiumaojiu International Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	50,000
75,000	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	608,676
12,000	LONGi Green Energy Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	183,060
18,700	Meituan Class B*(a) (Internet & Direct Marketing Retail)	715,729
324,000	Metallurgical Corp. of China Ltd. Class H (Construction & Engineering)	76,124
9,700	Midea Group Co. Ltd. Class A (Household Durables)	119,802
9,700	NetEase, Inc. (Entertainment)	216,791
562	NetEase, Inc. ADR (Entertainment)	62,978
36,000	New China Life Insurance Co. Ltd. Class H (Insurance)	138,302
8,297	NIO, Inc. ADR* (Automobiles)	330,552
2,900	Pharmaron Beijing Co, Ltd. Class H(a) (Life Sciences Tools & Services)	59,875
2,415	Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	323,441
32,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	348,872
18,900	Shenzhen Inovance Technology Co. Ltd. Class A (Machinery)	260,056
2,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Supplies)	150,745
24,200	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	532,376
1,600	Silergy Corp. (Semiconductors & Semiconductor Equipment)	164,449
57,000	Sinopec Engineering Group Co. Ltd. Class H (Construction & Engineering)	35,185
4,880	TAL Education Group ADR* (Diversified Consumer Services)	277,916
52,138	Tencent Holdings Ltd. (Interactive Media & Services)	4,159,152
256,119	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	87,554
27,996	Tianneng Power International Ltd. (Auto Components)	51,332
6,780	Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	264,962
18,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	163,019
29,000	Uni-President China Holdings Ltd. (Food Products)	35,228

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
6,032	Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	$185,605
254,000	Want Want China Holdings Ltd. (Food Products)	183,571
1,639	Weibo Corp. ADR* (Interactive Media & Services)	82,606
35,000	Weichai Power Co. Ltd. Class H (Machinery)	81,014
5,550	Wuliangye Yibin Co. Ltd. Class A (Beverages)	243,208
71,959	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	1,010,146
46,000	Yadea Group Holdings Ltd.(a) (Automobiles)	100,706
82,900	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	88,965
180,000	Yanzhou Coal Mining Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	214,452
590	Zai Lab, Ltd. ADR* (Biotechnology)	98,064
25,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	192,880
78,000	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (Machinery)	107,821

		23,097,038

Denmark – 0.7%
296	ALK-Abello A/S* (Pharmaceuticals)	128,185
2,543	Carlsberg AS Class B (Beverages)	446,144
13	Coloplast A/S Class B (Health Care Equipment & Supplies)	2,153
4,905	DSV PANALPINA A/S (Air Freight & Logistics)	1,092,786
1,400	GN Store Nord A/S (Health Care Equipment & Supplies)	126,262
14,104	Novo Nordisk A/S Class B (Pharmaceuticals)	1,040,416
34	Orsted A/S(a) (Electric Utilities)	4,942
395	Rockwool International A/S Class B (Building Products)	176,682
1,681	Royal Unibrew A/S (Beverages)	205,336
5,009	Vestas Wind Systems A/S (Electrical Equipment)	209,093

		3,431,999

Finland – 0.1%
197	Elisa Oyj (Diversified Telecommunication Services)	11,167
2,284	Kesko Oyj Class B (Food & Staples Retailing)	69,546
6,325	Kojamo Oyj (Real Estate Management & Development)	136,975
90	Kone Oyj Class B (Machinery)	7,069
409	Neste Oyj (Oil, Gas & Consumable Fuels)	24,733

		249,490

Common Stocks – (continued)
France – 3.8%
8,817	Air Liquide SA (Chemicals)	1,484,803
5,685	Alstom SA* (Machinery)	310,467
1,327	Arkema SA (Chemicals)	165,897
31,032	AXA SA (Insurance)	876,499
317	BioMerieux (Health Care Equipment & Supplies)	37,708
5,019	BNP Paribas SA* (Banks)	321,807
558	Bollore SA (Entertainment)	2,817
365	Bouygues SA (Construction & Engineering)	15,642
5,496	Capgemini SE (IT Services)	1,007,125
10,010	Carrefour SA (Food & Staples Retailing)	193,864
3,981	Cellectis SA ADR* (Biotechnology)	74,086
22	Cie de Saint-Gobain* (Building Products)	1,388
1,944	Cie Generale des Etablissements Michelin SCA (Auto Components)	281,298
16,277	Danone SA (Food Products)	1,148,985
1,653	Dassault Systemes SE (Software)	383,450
90	Eiffage SA* (Construction & Engineering)	9,858
31,555	Engie SA* (Multi-Utilities)	470,026
3,482	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	579,543
9,558	Eutelsat Communications SA (Media)	120,944
2,474	Faurecia SE* (Auto Components)	133,663
54	Gecina SA (Equity Real Estate Investment Trusts (REITs))	7,904
15	Hermes International (Textiles, Apparel & Luxury Goods)	18,827
153	Iliad SA (Diversified Telecommunication Services)	27,783
64	Imerys SA (Construction Materials)	3,327
1,670	L’Oreal SA (Personal Products)	683,815
4,990	Legrand SA (Electrical Equipment)	485,726
3,243	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,443,114
1,034	Nexans SA* (Electrical Equipment)	84,920
10,215	Orange SA (Diversified Telecommunication Services)	127,210
10,661	Pernod Ricard SA (Beverages)	2,189,414
201	Publicis Groupe SA (Media)	13,009
123	Rubis SCA (Gas Utilities)	5,774
15,410	Sanofi (Pharmaceuticals)	1,615,619
254	Sartorius Stedim Biotech (Life Sciences Tools & Services)	116,659
10,552	Schneider Electric SE (Electrical Equipment)	1,683,632
3,955	SCOR SE* (Insurance)	127,792
857	Sopra Steria Group SACA* (IT Services)	159,497
7,214	SPIE SA* (Commercial Services & Supplies)	182,350
404	Suez SA (Multi-Utilities)	9,656
1,034	Technip Energies NV* (Energy Equipment & Services)	14,725
29	Teleperformance (Professional Services)	11,198
30,199	TOTAL SE (Oil, Gas & Consumable Fuels)	1,334,728

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
7,665	Valeo SA (Auto Components)	$248,392
2,599	Veolia Environnement SA (Multi-Utilities)	82,895
5,788	Vinci SA (Construction & Engineering)	635,115
458	Vivendi SE (Entertainment)	15,966

		19,948,917

Germany – 2.9%
98	Allianz SE (Insurance)	25,442
8,174	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	146,354
13,493	BASF SE (Chemicals)	1,087,418
19,416	Bayer AG (Pharmaceuticals)	1,256,377
159	Bechtle AG (IT Services)	32,377
7,466	Beiersdorf AG (Personal Products)	842,691
434	Brenntag SE (Trading Companies & Distributors)	38,962
54	Covestro AG(a) (Chemicals)	3,532
2,592	Daimler AG (Automobiles)	230,685
4,693	Deutsche Boerse AG (Capital Markets)	808,722
1,159	Deutsche Post AG (Air Freight & Logistics)	68,262
4,197	Deutsche Telekom AG (Diversified Telecommunication Services)	80,771
634	Deutsche Wohnen SE (Real Estate Management & Development)	34,299
2,605	DWS Group GmbH & Co. KGaA(a) (Capital Markets)	113,985
46	Evonik Industries AG (Chemicals)	1,610
4,237	Evotec SE* (Life Sciences Tools & Services)	176,245
882	flatexDEGIRO AG* (Capital Markets)	112,956
71	Hannover Rueck SE (Insurance)	13,111
1,819	HelloFresh SE* (Internet & Direct Marketing Retail)	150,896
10,099	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	404,975
2,509	Jungheinrich AG (Machinery)	131,259
1,790	KION Group AG (Machinery)	178,369
785	LEG Immobilien SE (Real Estate Management & Development)	109,221
4,036	Merck KGaA (Pharmaceuticals)	709,062
1,136	MTU Aero Engines AG (Aerospace & Defense)	286,678
499	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	144,178
1,662	Rheinmetall AG (Industrial Conglomerates)	173,411
29,528	RWE AG (Multi-Utilities)	1,121,233
33,912	SAP SE (Software)	4,748,380
118	Sartorius AG (Health Care Equipment & Supplies)	66,578
1,215	Scout24 AG(a) (Interactive Media & Services)	101,016
6,728	Siemens AG (Industrial Conglomerates)	1,122,465

Common Stocks – (continued)
Germany – (continued)
612	Sixt SE* (Road & Rail)	84,905
1,503	Stroeer SE & Co. KGaA (Media)	128,090
61	Symrise AG (Chemicals)	7,877
3,487	TAG Immobilien AG (Real Estate Management & Development)	107,839
148	Talanx AG* (Insurance)	6,236
172	Traton SE (Machinery)	4,910
695	Uniper SE (Independent Power and Renewable Electricity Producers)	25,359
9	Volkswagen AG (Automobiles)	2,857
69	Vonovia SE (Real Estate Management & Development)	4,534
97	Zalando SE*(a) (Internet & Direct Marketing Retail)	10,088

		14,904,215

Hong Kong – 1.0%
200,325	AIA Group Ltd. (Insurance)	2,542,639
17,000	China Mengniu Dairy Co. Ltd. (Food Products)	90,986
193,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	129,967
628,892	China South City Holdings Ltd. (Real Estate Management & Development)	66,255
66,000	CITIC Ltd. (Industrial Conglomerates)	69,318
5,719	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	46,742
855	CLP Holdings Ltd. (Electric Utilities)	8,439
22,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	27,155
2,390	Dah Sing Banking Group Ltd. (Banks)	2,620
718	Dah Sing Financial Holdings Ltd. (Banks)	2,319
27,000	Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	237,009
2,363	Hang Lung Group Ltd. (Real Estate Management & Development)	6,199
4,791	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	288,950
38,000	Hopson Development Holdings Ltd. (Real Estate Management & Development)	149,032
35,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	131,760
4,871	Kerry Logistics Network Ltd. (Air Freight & Logistics)	14,621
1,271	Kerry Properties Ltd. (Real Estate Management & Development)	4,282
243,723	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	333,012
610	Link REIT (Equity Real Estate Investment Trusts (REITs))	5,754
57,941	Man Wah Holdings Ltd. (Household Durables)	121,302
41,423	PCCW Ltd. (Diversified Telecommunication Services)	23,965
32	RenaissanceRe Holdings Ltd. (Insurance)	5,402

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
1,089	Shun Tak Holdings Ltd. (Industrial Conglomerates)	$348
53,215	Sinotruk Hong Kong Ltd. (Machinery)	130,755
3,001	SITC International Holdings Co. Ltd. (Marine)	11,435
18,013	Swire Pacific Ltd. Class A (Real Estate Management & Development)	145,117
2,214	Swire Pacific Ltd. Class B (Real Estate Management & Development)	2,800
59,000	TCL Electronics Holdings Ltd. (Household Durables)	43,555
9,924	Techtronic Industries Co. Ltd. (Machinery)	180,069
28,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	84,929
496	Vinda International Holdings Ltd. (Household Products)	1,763
34,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	86,345
110,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	25,430

		5,020,274

Hungary* – 0.1%
6,471	OTP Bank Nyrt (Banks)	290,903

India – 1.3%
5,775	Aarti Drugs Ltd. (Pharmaceuticals)	55,294
20,825	Adani Ports & Special Economic Zone Ltd.* (Transportation Infrastructure)	204,814
7,180	Amara Raja Batteries. Ltd. (Electrical Equipment)	78,437
6,066	Asian Paints Ltd. (Chemicals)	207,411
4,925	Avanti Feeds Ltd. (Food Products)	32,313
9,609	Balkrishna Industries Ltd. (Auto Components)	229,414
5,073	Cholamandalam Investment and Finance Co, Ltd. (Consumer Finance)	39,038
2,400	Dixon Technologies India, Ltd.* (Household Durables)	135,883
3,694	Eicher Motors, Ltd.* (Automobiles)	120,547
14,940	Escorts Ltd. (Machinery)	225,111
7,515	Havells India Ltd. (Electrical Equipment)	100,268
13,792	HCL Technologies Ltd. (IT Services)	167,110
29,634	HDFC Bank Ltd.* (Banks)	563,045
9,724	HDFC Bank Ltd. ADR* (Banks)	683,403
13,067	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	425,530
15,761	ICICI Bank Ltd.* (Banks)	127,672
246	IndiaMart InterMesh, Ltd.(a) (Trading Companies & Distributors)	26,354
15,989	Infosys Ltd. (IT Services)	290,579
26,500	Infosys Ltd. ADR (IT Services)	479,120
6,499	IOL Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	51,809
694	Larsen & Toubro Infotech Ltd.(a) (IT Services)	36,392

Common Stocks – (continued)
India – (continued)
20,429	Laurus Labs Ltd.(a) (Pharmaceuticals)	124,656
44,147	Motherson Sumi Systems Ltd.* (Auto Components)	127,700
18,484	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	26,855
150	Page Industries Ltd. (Textiles, Apparel & Luxury Goods)	59,993
28,035	Power Finance Corp. Ltd. (Diversified Financial Services)	40,952
95,944	REC Ltd. (Diversified Financial Services)	165,507
11,578	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	311,057
47,065	State Bank of India* (Banks)	223,896
15,465	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	136,497
31,074	Sun TV Network Ltd. (Media)	227,442
14,113	Tata Consultancy Services Ltd. (IT Services)	577,554
796	Tata Elxsi Ltd. (Software)	37,347
15,673	Tata Motors Ltd.* (Automobiles)	61,607
1,577	UltraTech Cement Ltd. (Construction Materials)	133,447
4,371	Voltas Ltd. (Construction & Engineering)	56,379
49,516	Wipro Ltd. (IT Services)	327,484

		6,917,917

Indonesia – 0.2%
622,200	Aneka Tambang Tbk (Metals & Mining)	106,752
542,900	Bank Mandiri Persero Tbk PT (Banks)	231,146
1,253,400	Bank Rakyat Indonesia Persero Tbk PT (Banks)	350,745
48,500	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	70,984

		759,627

Ireland – 2.5%
17,646	Accenture PLC Class A (IT Services)	5,116,811
17,799	Aon PLC Class A (Insurance)	4,475,381
460	DCC PLC (Industrial Conglomerates)	39,914
231	Eaton Corp. PLC (Electrical Equipment)	33,017
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	815
13,887	Grafton Group PLC (Trading Companies & Distributors)	228,778
2,457	ICON PLC* (Life Sciences Tools & Services)	533,046
327	Johnson Controls International PLC (Building Products)	20,385
129	Kerry Group PLC Class A (Food Products)	16,721
50	Kingspan Group PLC (Building Products)	4,447
2,064	Linde PLC (Chemicals)	589,968

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
132	Medtronic PLC (Health Care Equipment & Supplies)	$17,281
500	Pentair PLC (Machinery)	32,255
10,762	Ryanair Holdings PLC ADR* (Airlines)	1,257,540
3,036	STERIS PLC (Health Care Equipment & Supplies)	640,657
127	Trane Technologies PLC (Building Products)	22,076
13	Willis Towers Watson PLC (Insurance)	3,365

		13,032,457

Israel – 0.2%
1,044	Bank Leumi Le-Israel BM* (Banks)	7,329
116,543	Bezeq The Israeli Telecommunication Corp. Ltd.* (Diversified Telecommunication Services)	126,454
4,704	Check Point Software Technologies Ltd.* (Software)	549,474
906	CyberArk Software Ltd.* (Software)	127,293
10	Electra Ltd. (Construction & Engineering)	5,539
643	Energix-Renewable Energies Ltd. (Independent Power and Renewable Electricity Producers)	2,521
35,187	Israel Discount Bank Ltd. Class A* (Banks)	158,398
84	Nice Ltd.* (Software)	20,258
87	Paz Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	9,584
2,848	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	80,598

		1,087,448

Italy – 1.0%
532	Assicurazioni Generali SpA* (Insurance)	10,649
15,445	Banca Mediolanum SpA* (Diversified Financial Services)	144,109
76,511	BPER Banca* (Banks)	174,331
6,837	Buzzi Unicem SpA (Construction Materials)	182,424
139,014	Enel SpA (Electric Utilities)	1,380,316
23,245	Eni SpA (Oil, Gas & Consumable Fuels)	276,869
3,643	ERG SpA (Independent Power and Renewable Electricity Producers)	108,900
33,032	Hera SpA (Multi-Utilities)	132,922
184,589	Intesa Sanpaolo SpA* (Banks)	514,618
15,036	Mediobanca Banca di Credito Finanziario SpA* (Banks)	169,824
1,069	Poste Italiane SpA(a) (Insurance)	13,994
4,210	Prysmian SpA (Electrical Equipment)	131,716
22,901	Snam SpA (Gas Utilities)	128,865
1,101	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	8,116
152,325	UniCredit SpA (Banks)	1,564,680

		4,942,333

Common Stocks – (continued)
Japan – 4.3%
1,900	ABC-Mart, Inc. (Specialty Retail)	101,803
2	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	9,222
5	Advance Residence Investment Corp. (Equity Real Estate Investment Trusts (REITs))	15,924
5,100	Aeon Co. Ltd. (Food & Staples Retailing)	139,173
300	Air Water, Inc. (Chemicals)	4,962
500	Aisin Corp. (Auto Components)	19,245
600	Alfresa Holdings Corp. (Health Care Providers & Services)	10,755
10,600	Amada Co. Ltd. (Machinery)	114,972
100	ANA Holdings, Inc.* (Airlines)	2,296
6,700	Anritsu Corp. (Electronic Equipment, Instruments & Components)	130,178
800	Azbil Corp. (Electronic Equipment, Instruments & Components)	32,302
5,000	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	120,711
300	Canon, Inc. (Technology Hardware, Storage & Peripherals)	7,134
600	Chubu Electric Power Co., Inc. (Electric Utilities)	7,271
500	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	18,767
1,700	cocokara fine, Inc. (Food & Staples Retailing)	115,270
750	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	107,645
4,800	Daikin Industries Ltd. (Building Products)	968,230
9	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	24,104
5,000	Denka Co. Ltd (Chemicals)	195,812
6,000	Denso Corp. (Auto Components)	387,918
100	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,603
24,600	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	105,803
4,700	FANUC Corp. (Machinery)	1,082,329
3,300	FCC Co. Ltd. (Auto Components)	53,109
100	Fujitsu General Ltd. (Household Durables)	2,652
50	Fujitsu Ltd. (IT Services)	7,943
98	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	164,275
900	GS Yuasa Corp. (Electrical Equipment)	24,362
2,400	Hanwa Co. Ltd. (Trading Companies & Distributors)	71,316
16,800	Hazama Ando Corp. (Construction & Engineering)	128,212
20,500	Hitachi Ltd. (Industrial Conglomerates)	1,014,703
800	Hokuriku Electric Power Co. (Electric Utilities)	4,859
200	Honda Motor Co. Ltd. (Automobiles)	5,964

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
8,000	Hoya Corp. (Health Care Equipment & Supplies)	$909,322
4	Industrial & Infrastructure Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	7,243
10,500	ITOCHU Corp. (Trading Companies & Distributors)	327,797
200	Itoham Yonekyu Holdings, Inc. (Food Products)	1,287
500	Iwatani Corp. (Oil, Gas & Consumable Fuels)	31,337
1,800	Jafco Group Co. Ltd. (Capital Markets)	129,578
200	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	114,531
6	Japan Logistics Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	17,158
15	Japan Metropolitan Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	14,782
1	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	6,198
18,800	Japan Tobacco, Inc. (Tobacco)	352,663
11,600	JGC Holdings Corp. (Construction & Engineering)	132,606
1,500	K’s Holdings Corp. (Specialty Retail)	20,463
6,800	Kamigumi Co. Ltd. (Transportation Infrastructure)	132,491
1,100	Kandenko Co. Ltd. (Construction & Engineering)	9,403
100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	3,652
13	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	95,726
38	Kenedix Residential Next Investment Corp. (Equity Real Estate Investment Trusts (REITs))	78,382
1,420	Keyence Corp. (Electronic Equipment, Instruments & Components)	681,675
400	Kinden Corp. (Construction & Engineering)	6,810
810	Koei Tecmo Holdings Co. Ltd. (Entertainment)	36,114
6,000	Koito Manufacturing Co. Ltd. (Auto Components)	374,284
700	Konami Holdings Corp. (Entertainment)	41,752
2,100	Kose Corp. (Personal Products)	316,124
34,000	Kubota Corp. (Machinery)	799,876
9,000	Kyocera Corp. (Electronic Equipment, Instruments & Components)	546,418
5,700	Kyowa Exeo Corp. (Construction & Engineering)	151,625
1,900	Kyudenko Corp. (Construction & Engineering)	66,250
3,600	Kyushu Electric Power Co., Inc. (Electric Utilities)	32,997

Common Stocks – (continued)
Japan – (continued)
100	Kyushu Railway Co. (Road & Rail)	2,245
13	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	21,097
3,400	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	598,702
700	M&A Capital Partners Co, Ltd.* (Capital Markets)	32,359
200	M3, Inc. (Health Care Technology)	13,816
100	Makita Corp. (Machinery)	4,504
1,600	Marubeni Corp. (Trading Companies & Distributors)	13,327
1,300	Medipal Holdings Corp. (Health Care Providers & Services)	23,921
4,100	Mirait Holdings Corp. (Construction & Engineering)	66,296
5,400	Mitsubishi Chemical Holdings Corp. (Chemicals)	40,200
900	Mitsubishi Corp. (Trading Companies & Distributors)	24,886
1,100	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	25,415
22,900	Mitsubishi HC Capital Inc. (Diversified Financial Services)	131,609
100	Mitsubishi Heavy Industries Ltd. (Machinery)	2,977
200	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	5,420
1,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	21,104
100	Mitsui Chemicals, Inc. (Chemicals)	3,148
25	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	129,394
3,200	Morinaga Milk Industry Co. Ltd. (Food Products)	174,972
15,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,208,512
1,100	Nagase & Co. Ltd. (Trading Companies & Distributors)	16,577
100	Nagoya Railroad Co. Ltd.* (Road & Rail)	2,297
100	NEC Corp. (IT Services)	5,814
7,500	NEC Networks & System Integration Corp. (IT Services)	129,020
3,600	NET One Systems Co. Ltd. (IT Services)	117,839
3,300	NH Foods Ltd. (Food Products)	147,393
1,750	Nidec Corp. (Electrical Equipment)	202,071
200	Nifco, Inc. (Auto Components)	6,833
2,700	Nihon Unisys Ltd. (IT Services)	85,526
400	Nippo Corp. (Construction & Engineering)	10,476
1	Nippon Accommodations Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	5,932
2,100	Nippon Express Co. Ltd. (Road & Rail)	160,721
700	Nippon Paper Industries Co. Ltd. (Paper & Forest Products)	8,612

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
16	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	$51,272
1,200	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	80,944
200	Nippon Steel Corp. (Metals & Mining)	3,495
1,100	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	27,734
900	Nippon Yusen KK (Marine)	35,373
3,000	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	82,867
1,700	Nissan Motor Co. Ltd.* (Automobiles)	8,534
13	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	20,541
100	Nomura Research Institute Ltd. (IT Services)	3,069
4,100	NSD Co. Ltd. (IT Services)	66,758
1,900	Obayashi Corp. (Construction & Engineering)	17,384
900	Oji Holdings Corp. (Paper & Forest Products)	5,677
33,900	Olympus Corp. (Health Care Equipment & Supplies)	697,714
500	ORIX Corp. (Diversified Financial Services)	8,072
400	Osaka Gas Co. Ltd. (Gas Utilities)	7,742
17,700	Penta-Ocean Construction Co. Ltd. (Construction & Engineering)	137,995
5,800	Persol Holdings Co. Ltd. (Professional Services)	106,814
1,400	Rengo Co. Ltd. (Containers & Packaging)	11,620
100	Rinnai Corp. (Household Durables)	10,041
5,400	Ryohin Keikaku Co. Ltd. (Multiline Retail)	113,730
3,100	Sankyu, Inc. (Road & Rail)	132,340
2,600	Sato Holdings Corp. (Commercial Services & Supplies)	63,864
4,000	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods)	70,643
300	Seino Holdings Co. Ltd. (Road & Rail)	4,125
6,000	Sekisui House Ltd. (Household Durables)	121,516
16	Sekisui House Reit, Inc. (Equity Real Estate Investment Trusts (REITs))	13,313
3,200	Seria Co. Ltd. (Multiline Retail)	115,965
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	4,542
600	Shikoku Electric Power Co. Inc. (Electric Utilities)	4,406
200	Shimizu Corp. (Construction & Engineering)	1,639
2,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	354,484
300	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,675
8,500	Shinsei Bank Ltd.* (Banks)	123,984

Common Stocks – (continued)
Japan – (continued)
4,100	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	107,452
800	SMC Corp. (Machinery)	464,862
700	SoftBank Corp. (Wireless Telecommunication Services)	9,023
1,000	SoftBank Group Corp. (Wireless Telecommunication Services)	90,111
5,700	Sojitz Corp. (Trading Companies & Distributors)	17,027
8,500	Sompo Holdings, Inc. (Insurance)	315,904
400	Sony Group Corp. (Household Durables)	39,992
100	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	7,680
3,500	Sumitomo Bakelite Co. Ltd. (Chemicals)	141,727
500	Sumitomo Corp. (Trading Companies & Distributors)	6,795
200	Sumitomo Electric Industries Ltd. (Auto Components)	2,976
8,500	Sumitomo Forestry Co. Ltd. (Household Durables)	196,265
5,700	Sumitomo Heavy Industries Ltd. (Machinery)	165,908
200	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	8,468
21,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	748,242
100	Suzuken Co. Ltd. (Health Care Providers & Services)	3,604
100	Takashimaya Co. Ltd. (Multiline Retail)	1,105
44,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,499,682
1,000	Teijin Ltd. (Chemicals)	16,465
18,300	Terumo Corp. (Health Care Equipment & Supplies)	691,963
18,100	The Chiba Bank Ltd. (Banks)	113,183
2,400	The Chugoku Electric Power Co., Inc. (Electric Utilities)	26,860
300	The Kansai Electric Power Co., Inc. (Electric Utilities)	2,980
4,400	TIS, Inc. (IT Services)	109,165
200	Tobu Railway Co. Ltd. (Road & Rail)	5,150
1,000	Toda Corp. (Construction & Engineering)	7,139
3,700	Tohoku Electric Power Co., Inc. (Electric Utilities)	32,686
500	Tokyo Electric Power Co. Holdings, Inc.* (Electric Utilities)	1,483
2,300	Tokyo Ohka Kogyo Co. Ltd. (Chemicals)	152,419
2,100	Tokyotokeiba Co. Ltd. (Hotels, Restaurants & Leisure)	113,709
500	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	8,539
3,200	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals)	66,257
700	Toyo Suisan Kaisha Ltd. (Food Products)	28,543
4,500	Toyoda Gosei Co. Ltd. (Auto Components)	110,296

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
600	Toyota Boshoku Corp. (Auto Components)	$11,194
100	Toyota Motor Corp. (Automobiles)	7,482
200	Toyota Tsusho Corp. (Trading Companies & Distributors)	8,475
8,300	TS Tech Co. Ltd. (Auto Components)	115,724
600	Ube Industries Ltd. (Chemicals)	12,132
3,300	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	150,815
6	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	8,957
700	Yamada Holdings Co. Ltd. (Specialty Retail)	3,485
100	Yaoko Co. Ltd. (Food & Staples Retailing)	6,379
5,400	Z Holdings Corp. (Interactive Media & Services)	24,906
2,400	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	107,721
10,600	Zeon Corp. (Chemicals)	169,014

		22,540,199

Luxembourg – 0.1%
10,858	ArcelorMittal SA* (Metals & Mining)	315,649
34,596	B&M European Value Retail SA (Multiline Retail)	270,435
96	Eurofins Scientific SE* (Life Sciences Tools & Services)	9,508
131	RTL Group SA* (Media)	7,702

		603,294

Macau* – 0.1%
107,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	507,277

Malaysia – 0.1%
132,900	Inari Amertron Bhd (Electronic Equipment, Instruments & Components)	111,528
57,400	Kossan Rubber Industries (Health Care Equipment & Supplies)	62,068
36,000	Malayan Banking Bhd (Banks)	72,303
35,400	Supermax Corp. Bhd (Health Care Equipment & Supplies)	51,960
25,900	Telekom Malaysia Bhd (Diversified Telecommunication Services)	36,081
55,000	Top Glove Corp. Bhd (Health Care Equipment & Supplies)	75,704

		409,644

Mexico – 0.3%
307,800	Cemex SAB de CV* (Construction Materials)	244,484
10,600	Grupo Aeroportuario del Centro Norte SAB de CV* (Transportation Infrastructure)	65,912
13,600	Grupo Bimbo SAB de CV Series A (Food Products)	27,217

Common Stocks – (continued)
Mexico – (continued)
77,972	Grupo Financiero Banorte SAB de CV Class O (Banks)	443,613
178,300	Grupo Mexico SAB de CV Series B (Metals & Mining)	805,990
47,200	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	154,506

		1,741,722

Netherlands – 1.9%
3,695	Aalberts NV (Machinery)	199,626
236	Adyen NV*(a) (IT Services)	580,818
8,937	Airbus SE* (Aerospace & Defense)	1,074,760
13,799	Akzo Nobel NV (Chemicals)	1,656,832
952	ASM International NV (Semiconductors & Semiconductor Equipment)	288,815
1,388	ASML Holding NV (Semiconductors & Semiconductor Equipment)	899,592
4,916	ASR Nederland NV (Insurance)	214,708
1,415	Euronext NV(a) (Capital Markets)	142,325
566	EXOR NV (Diversified Financial Services)	46,453
3,303	Ferrari NV (Automobiles)	707,558
22	Heineken Holding NV (Beverages)	2,185
115,616	ING Groep NV (Banks)	1,476,992
6,113	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	164,512
176	Koninklijke DSM NV (Chemicals)	31,557
2,255	Koninklijke KPN NV (Diversified Telecommunication Services)	7,779
15,152	Koninklijke Philips NV* (Health Care Equipment & Supplies)	856,741
1,225	NN Group NV (Insurance)	61,101
38,850	PostNL NV (Air Freight & Logistics)	202,930
6,646	QIAGEN NV* (Life Sciences Tools & Services)	324,016
7,195	Randstad NV (Professional Services)	519,135
658	Shop Apotheke Europe NV*(a) (Internet & Direct Marketing Retail)	135,588
3,481	Signify NV*(a) (Electrical Equipment)	197,683
1,906	Wolters Kluwer NV (Professional Services)	172,400

		9,964,106

New Zealand – 0.0%
674	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	17,371
2,269	Infratil, Ltd. (Electric Utilities)	11,550
2,005	Spark New Zealand Ltd. (Diversified Telecommunication Services)	6,311

		35,232

Norway – 0.0%
293	Aker ASA (Diversified Financial Services)	21,802
205	Equinor ASA (Oil, Gas & Consumable Fuels)	4,140

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
19,180	LINK Mobility Group Holding ASA* (Software)	$94,379
2,700	Orkla ASA (Food Products)	27,521
249	Scatec ASA(a) (Independent Power and Renewable Electricity Producers)	6,699
81	Tomra Systems ASA (Commercial Services & Supplies)	4,047

		158,588

Panama* – 0.0%
1,790	Copa Holdings SA Class A (Airlines)	154,835

Philippines – 0.0%
4,580	SM Investments Corp. (Industrial Conglomerates)	91,396

Poland – 0.1%
4,498	KGHM Polska Miedz SA* (Metals & Mining)	230,203
727	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	12,772
49,947	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	86,580

		329,555

Portugal – 0.1%
2,206	EDP – Energias de Portugal SA (Electric Utilities)	12,258
28,076	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	323,290
98,325	Sonae SGPS SA (Food & Staples Retailing)	92,050

		427,598

Puerto Rico – 0.3%
1,918	EVERTEC, Inc. (IT Services)	76,528
19,260	Popular, Inc. (Banks)	1,424,470

		1,500,998

Qatar – 0.0%
143,264	Barwa Real Estate Co. (Real Estate Management & Development)	127,120
30,714	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	26,581
178,724	United Development Co. QSC (Real Estate Management & Development)	77,999

		231,700

Russia – 0.4%
5,930	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	455,131
10,097	Magnit PJSC GDR (Food & Staples Retailing)	142,216
7,992	Novolipetsk Steel PJSC (Metals & Mining)	280,839
2,743	PhosAgro PJSC GDR (Chemicals)	50,389

Common Stocks – (continued)
Russia – (continued)
288	Polymetal International PLC (Metals & Mining)	5,947
8,691	Rosneft Oil Co. PJSC GDR (Oil, Gas & Consumable Fuels)	60,090
51,390	Sberbank of Russia PJSC ADR (Banks)	809,995
56,900	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	255,481
479	TCS Group Holding PLC GDR (Banks)	27,686
95,997	VTB Bank PJSC GDR (Banks)	127,292
1,550	Yandex NV Class A* (Interactive Media & Services)	101,602

		2,316,668

Singapore – 0.3%
154	BOC Aviation Ltd.(a) (Trading Companies & Distributors)	1,386
105,800	ComfortDelGro Corp. Ltd. (Road & Rail)	136,512
25,200	DBS Group Holdings Ltd. (Banks)	564,758
97,251	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	107,167
43,500	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	87,814
100	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	164
54,400	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	115,409
8,960	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	13,374
14,925	NetLink NBN Trust (Diversified Telecommunication Services)	10,874
2,100	Olam International Ltd. (Food & Staples Retailing)	2,744
1,077	Sea Ltd. ADR* (Entertainment)	271,986
6,353	Sembcorp Industries Ltd. (Multi-Utilities)	10,099
9,604	Wilmar International Ltd. (Food Products)	37,587

		1,359,874

South Africa – 0.3%
10,773	African Rainbow Minerals Ltd. (Metals & Mining)	201,095
1,608	Anglo American Platinum Ltd. (Metals & Mining)	219,590
4,400	Clicks Group Ltd. (Food & Staples Retailing)	73,482
3,316	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	34,869
15,711	FirstRand Ltd. (Diversified Financial Services)	55,265
8,815	Investec Ltd. (Capital Markets)	33,515
3,276	Kumba Iron Ore Ltd. (Metals & Mining)	148,459
25,906	MTN Group* (Wireless Telecommunication Services)	163,900
23,412	MultiChoice Group (Media)	201,484

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
471	Naspers Ltd. Class N (Internet & Direct Marketing Retail)	$107,190
18,897	Shoprite Holdings Ltd. (Food & Staples Retailing)	188,403
20,518	Truworths International Ltd. (Specialty Retail)	68,094

		1,495,346

South Korea – 2.6%
11,298	BNK Financial Group, Inc. (Banks)	77,836
177	CJ CheilJedang Corp. (Food Products)	62,826
37	CJ Corp. (Industrial Conglomerates)	3,167
101	DB Insurance Co. Ltd. (Insurance)	4,438
1,275	DGB Financial Group, Inc. (Banks)	10,143
1,657	E-MART, Inc. (Food & Staples Retailing)	249,044
200	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	7,712
6,956	Hana Financial Group, Inc. (Banks)	285,122
247	Hankook Tire & Technology Co. Ltd. (Auto Components)	10,658
513	Hanwha Corp. (Industrial Conglomerates)	9,298
189	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	4,126
437	Hyundai Mobis Co. Ltd. (Auto Components)	105,766
2,514	Hyundai Motor Co. (Automobiles)	478,042
3,117	Industrial Bank of Korea (Banks)	27,129
6,169	Kakao Corp. (Interactive Media & Services)	628,169
9,856	KB Financial Group, Inc. (Banks)	485,197
12,844	Kia Corp. (Automobiles)	890,890
212	Korea Investment Holdings Co. Ltd. (Capital Markets)	21,282
1,468	KT Corp. (Diversified Telecommunication Services)	37,359
12,055	KT Corp. ADR (Diversified Telecommunication Services)	151,893
783	LG Chem Ltd. (Chemicals)	653,639
4,244	LG Electronics, Inc. (Household Durables)	578,839
210	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	37,684
2,447	Mirae Asset Securities Co. Ltd. (Capital Markets)	21,922
1,365	NAVER Corp. (Interactive Media & Services)	439,560
1,549	POSCO (Metals & Mining)	506,236
98	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	70,434
37,543	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,736,086
1,057	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,925,927

Common Stocks – (continued)
South Korea – (continued)
14,915	Shinhan Financial Group Co. Ltd. (Banks)	535,978
127	SK Holdings Co. Ltd. (Industrial Conglomerates)	31,387
21,594	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	2,463,471
305	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	73,771
241	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	65,642
1,423	Webzen, Inc.* (Entertainment)	44,190
8,205	Woori Financial Group, Inc. (Banks)	78,865

		13,813,728

Spain – 1.1%
4,945	Aena SME SA*(a) (Transportation Infrastructure)	859,419
35,857	Amadeus IT Group SA* (IT Services)	2,441,791
137,050	Banco Bilbao Vizcaya Argentaria SA (Banks)	767,422
266,019	CaixaBank SA (Banks)	850,985
131	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	7,410
2,558	Enagas SA (Gas Utilities)	55,689
6,627	Iberdrola SA (Electric Utilities)	89,557
12,859	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	130,448
127,620	International Consolidated Airlines Group SA* (Airlines)	357,885
1,859	Siemens Gamesa Renewable Energy SA* (Electrical Equipment)	67,147
989	Telefonica SA (Diversified Telecommunication Services)	4,583

		5,632,336

Sweden – 0.6%
7,253	AAK AB (Food Products)	166,100
10,947	Atlas Copco AB Class A (Machinery)	663,827
17,453	Betsson AB (Hotels, Restaurants & Leisure)	158,578
221	Castellum AB (Real Estate Management & Development)	5,382
4,782	Cint Group AB* (Software)	48,580
11,541	Essity AB Class B (Household Products)	376,675
3,408	Evolution Gaming Group AB(a) (Hotels, Restaurants & Leisure)	672,769
74	Fastighets AB Balder* (Real Estate Management & Development)	4,264
10,580	Husqvarna AB Class B (Household Durables)	147,332
125	Industrivarden AB Class A (Diversified Financial Services)	4,794
161	Industrivarden AB Class C (Diversified Financial Services)	5,807

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
258	Investor AB Class A (Diversified Financial Services)	$21,913
984	Investor AB Class B (Diversified Financial Services)	83,528
179	Kinnevik AB Class A (Diversified Financial Services)	12,052
2,502	Kinnevik AB Class B (Diversified Financial Services)	138,089
197	L E Lundbergforetagen AB Class B (Diversified Financial Services)	11,248
5,237	Loomis AB (Commercial Services & Supplies)	171,498
4,038	Lundin Energy AB (Oil, Gas & Consumable Fuels)	128,804
6,107	Mycronic AB (Electronic Equipment, Instruments & Components)	180,307
695	Nibe Industrier AB Class B (Building Products)	25,382
314	Svenska Cellulosa AB SCA Class B (Paper & Forest Products)	5,499
462	Swedish Match AB (Tobacco)	37,821
8,265	Trelleborg AB Class B (Machinery)	215,021

		3,285,270

Switzerland – 3.7%
19,049	ABB Ltd. (Electrical Equipment)	618,752
127	Adecco Group AG (Professional Services)	8,608
9,195	Alcon, Inc.* (Health Care Equipment & Supplies)	690,643
59	Baloise Holding AG (Insurance)	9,977
298	Banque Cantonale Vaudoise (Banks)	30,380
719	BKW AG (Electric Utilities)	80,523
354	Bucher Industries AG (Machinery)	185,785
13,383	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,373,454
71,284	Credit Suisse Group AG (Capital Markets)	747,055
268	DKSH Holding AG (Professional Services)	21,567
13	EMS-Chemie Holding AG (Chemicals)	12,138
329	Garmin Ltd. (Household Durables)	45,152
15	Geberit AG (Building Products)	9,870
91	Georg Fischer AG (Machinery)	127,598
24	Givaudan SA (Chemicals)	100,564
6,321	Julius Baer Group Ltd. (Capital Markets)	397,828
259	Kuehne & Nagel International AG (Marine)	77,440
1,378	Logitech International SA (Technology Hardware, Storage & Peripherals)	153,377
1,014	Lonza Group AG (Life Sciences Tools & Services)	644,614
20,986	Nestle SA (Food Products)	2,504,274
27,461	Novartis AG (Pharmaceuticals)	2,343,421
1,403	Partners Group Holding AG (Capital Markets)	1,998,527
364	PSP Swiss Property AG (Real Estate Management & Development)	44,916

Common Stocks – (continued)
Switzerland – (continued)
8,684	Roche Holding AG (Pharmaceuticals)	2,832,637
18	Schindler Holding AG (Machinery)	5,065
9,555	SIG Combibloc Group AG (Containers & Packaging)	234,204
4,080	Sika AG (Chemicals)	1,218,543
16	Swiss Life Holding AG (Insurance)	7,796
415	Swiss Prime Site AG (Real Estate Management & Development)	40,388
26	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	3,496
52,311	UBS Group AG (Capital Markets)	798,820
613	VAT Group AG(a) (Machinery)	175,051
1,752	Wizz Air Holdings PLC*(a) (Airlines)	118,577
386	Zur Rose Group AG* (Food & Staples Retailing)	128,466
4,155	Zurich Insurance Group AG (Insurance)	1,704,624

		19,494,130

Taiwan – 2.3%
10,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	133,936
237,000	Cathay Financial Holding Co. Ltd. (Insurance)	442,440
24,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	257,110
5,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	95,736
27,000	Elan Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	204,913
78,000	Evergreen Marine Corp. Taiwan Ltd.* (Marine)	219,440
158,217	Fubon Financial Holding Co. Ltd. (Insurance)	362,544
5,000	Giant Manufacturing Co. Ltd. (Leisure Products)	63,494
14,000	Gigabyte Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	61,236
4,100	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	125,661
94,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	386,438
171,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	182,558
53,000	Kindom Development Co. Ltd. (Real Estate Management & Development)	82,400
600	Makalot Industrial Co. Ltd. (Textiles, Apparel & Luxury Goods)	5,263
29,667	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,243,717
2,000	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	22,640
18,000	Nantex Industry Co. Ltd. (Chemicals)	88,138

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
19,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	$419,192
40,488	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	185,518
22,096	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	416,839
28,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	53,099
68,000	SinoPac Financial Holdings Co. Ltd. (Banks)	32,266
161,305	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,397,020
23,222	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	2,710,936
300,435	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	599,220
39,000	Yang Ming Marine Transport Corp.* (Marine)	110,139

		11,901,893

Thailand – 0.3%
62,600	Airports of Thailand PCL NVDR (Transportation Infrastructure)	124,419
3,500	Bangkok Bank PCL (Banks)	13,634
18,200	Com7 PCL Class F (Specialty Retail)	43,006
1,800	Delta Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	20,356
9,600	Kasikornbank PCL (Banks)	40,634
54,600	Kasikornbank PCL NVDR (Banks)	231,106
40,100	Kiatnakin Phatra Bank PCL (Banks)	74,927
226,000	Krung Thai Bank PCL (Banks)	81,869
62,300	Polyplex Thailand PCL (Containers & Packaging)	56,424
61,100	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	232,322
51,400	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	195,440
124,300	RS PCL (Entertainment)	99,681
188,200	Thai Union Group PCL Class F (Food Products)	91,164
68,600	Tisco Financial Group PCL (Banks)	203,525

		1,508,507

Turkey – 0.0%
11,818	Arcelik A/S (Household Durables)	49,068
8,567	BIM Birlesik Magazalar AS (Food & Staples Retailing)	67,263
18,821	Vestel Elektronik Sanayi ve Ticaret AS* (Household Durables)	65,474

		181,805

Common Stocks – (continued)
Ukraine* – 0.0%
725	Globant SA (IT Services)	166,155

United Arab Emirates – 0.1%
73,339	Abu Dhabi Islamic Bank PJSC (Banks)	96,135
291,863	Aldar Properties PJSC (Real Estate Management & Development)	278,146
112,378	Emirates NBD Bank PJSC (Banks)	380,742

		755,023

United Kingdom – 4.2%
261	3i Group PLC (Capital Markets)	4,623
2,207	Admiral Group PLC (Insurance)	95,362
2,136	Antofagasta PLC (Metals & Mining)	55,024
167	Ashtead Group PLC (Trading Companies & Distributors)	10,730
19,785	Aviva PLC (Insurance)	109,382
385	BAE Systems PLC (Aerospace & Defense)	2,689
79,464	Balfour Beatty PLC* (Construction & Engineering)	342,557
248,738	Barclays PLC (Banks)	602,187
193	BHP Group PLC (Metals & Mining)	5,812
47,083	Boohoo Group PLC* (Internet & Direct Marketing Retail)	220,973
240,706	BP PLC (Oil, Gas & Consumable Fuels)	1,007,678
23,132	British American Tobacco PLC (Tobacco)	858,275
2,689	BT Group PLC* (Diversified Telecommunication Services)	6,133
2,871	Ceres Power Holdings PLC* (Electrical Equipment)	53,057
6,080	Clinigen Group PLC (Life Sciences Tools & Services)	71,667
39,445	Compass Group PLC* (Hotels, Restaurants & Leisure)	858,097
4,310	Computacenter PLC (IT Services)	159,417
10,337	Conduit Holdings Ltd.* (Insurance)	76,655
41,089	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	123,820
727	Croda International PLC (Chemicals)	67,916
4,761	CVS Group PLC* (Health Care Providers & Services)	146,809
3,737	Dechra Pharmaceuticals PLC (Pharmaceuticals)	208,194
18,131	Diageo PLC (Beverages)	813,925
2,447	Direct Line Insurance Group PLC (Insurance)	9,628
40,691	DS Smith PLC (Containers & Packaging)	236,520
4,148	Endava PLC ADR* (IT Services)	375,560
6,556	Entain PLC* (Hotels, Restaurants & Leisure)	153,257
36,991	Experian PLC (Professional Services)	1,426,060
1,620	Ferguson PLC (Trading Companies & Distributors)	204,324
4,893	Future PLC (Media)	159,433
10,300	Gates Industrial Corp. PLC* (Machinery)	177,675

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,322	Genus PLC (Biotechnology)	$163,078
363	GlaxoSmithKline PLC (Pharmaceuticals)	6,708
1,489	Halma PLC (Electronic Equipment, Instruments & Components)	53,206
4,022	Hikma Pharmaceuticals PLC (Pharmaceuticals)	135,538
38,821	Ibstock PLC(a) (Construction Materials)	118,364
13,704	IG Group Holdings PLC (Capital Markets)	173,369
134	IHS Markit Ltd. (Professional Services)	14,416
7,656	IMI PLC (Machinery)	168,238
8,293	Intermediate Capital Group PLC (Capital Markets)	250,364
2,370	International Game Technology PLC (Hotels, Restaurants & Leisure)	40,811
47,608	J Sainsbury PLC (Food & Staples Retailing)	156,368
11,547	JD Sports Fashion PLC* (Specialty Retail)	146,468
27,690	John Wood Group PLC* (Energy Equipment & Services)	107,652
80	Johnson Matthey PLC (Chemicals)	3,590
4,217	Keywords Studios PLC* (IT Services)	157,594
47,532	Legal & General Group PLC (Insurance)	178,463
165	Linde PLC (Chemicals)	47,164
6,435	M&G PLC (Diversified Financial Services)	19,315
10,945	Moonpig Group PLC* (Internet & Direct Marketing Retail)	66,478
1,131	National Grid PLC (Multi-Utilities)	14,257
5,495	Nomad Foods Ltd.* (Food Products)	160,234
13,187	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	85,669
387	Pennon Group PLC (Water Utilities)	5,528
307	Phoenix Group Holdings PLC (Insurance)	3,012
35,505	Prudential PLC (Insurance)	751,793
5,835	Reckitt Benckiser Group PLC (Household Products)	519,534
19,190	Redrow PLC (Household Durables)	183,175
55,764	RELX PLC (Professional Services)	1,449,259
4,542	Rentokil Initial PLC (Commercial Services & Supplies)	31,391
1,026	Rightmove PLC (Interactive Media & Services)	8,698
7,054	Rio Tinto PLC (Metals & Mining)	590,823
1,481,384	Rolls-Royce Holdings PLC* (Aerospace & Defense)	2,143,868
355	RSA Insurance Group PLC (Insurance)	3,343
12,294	Segro PLC (Equity Real Estate Investment Trusts (REITs))	170,795
50	Severn Trent PLC (Water Utilities)	1,712

Common Stocks – (continued)
United Kingdom – (continued)
152	Smith & Nephew PLC (Health Care Equipment & Supplies)	3,290
14,249	Smiths Group PLC (Industrial Conglomerates)	320,009
3,498	Softcat PLC (IT Services)	92,609
19	Spirax-Sarco Engineering PLC (Machinery)	3,101
1,944	SSE PLC (Electric Utilities)	39,412
19,503	SSP Group PLC* (Hotels, Restaurants & Leisure)	86,294
8,156	St. James’s Place PLC (Capital Markets)	153,401
53,178	Taylor Wimpey PLC (Household Durables)	131,918
242,025	TechnipFMC PLC* (Energy Equipment & Services)	1,790,985
139,430	Tesco PLC (Food & Staples Retailing)	425,619
522	The Sage Group PLC (Software)	4,599
31,696	TP ICAP Group PLC (Capital Markets)	104,072
20,390	Unilever PLC (Personal Products)	1,194,362
12,749	Vesuvius PLC (Machinery)	94,669
3,542	Vodafone Group PLC (Wireless Telecommunication Services)	6,684
23,715	WH Smith PLC* (Specialty Retail)	592,548
1,030	Whitbread PLC* (Hotels, Restaurants & Leisure)	46,178
13,504	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	32,432

		21,895,896

United States – 42.8%
2,200	3M Co. (Industrial Conglomerates)	433,708
6,301	Abbott Laboratories (Health Care Equipment & Supplies)	756,624
1,000	AbbVie, Inc. (Biotechnology)	111,500
4,811	ABM Industries, Inc. (Commercial Services & Supplies)	247,334
6,956	ACCO Brands Corp. (Commercial Services & Supplies)	59,682
3,735	Activision Blizzard, Inc. (Entertainment)	340,595
800	Acuity Brands, Inc. (Electrical Equipment)	148,416
1,982	Adobe, Inc.* (Software)	1,007,530
3,370	Aegion Corp.* (Construction & Engineering)	101,437
177	Aflac, Inc. (Insurance)	9,510
2,000	AGCO Corp. (Machinery)	291,840
1,217	Agilent Technologies, Inc. (Life Sciences Tools & Services)	162,640
2,645	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	186,102
451	Air Products & Chemicals, Inc. (Chemicals)	130,104
1,565	Alamo Group, Inc. (Machinery)	246,096
23	Albemarle Corp. (Chemicals)	3,868
500	Alcoa Corp.* (Metals & Mining)	18,320
39	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	7,063

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
442	Align Technology, Inc.* (Health Care Equipment & Supplies)	$263,224
1,123	Allegiant Travel Co.* (Airlines)	264,725
1,620	Allison Transmission Holdings, Inc. (Machinery)	67,181
1,975	Ally Financial, Inc. (Consumer Finance)	101,614
2,202	Alphabet, Inc. Class A* (Interactive Media & Services)	5,182,407
1,274	Alphabet, Inc. Class C* (Interactive Media & Services)	3,070,493
689	Altra Industrial Motion Corp. (Machinery)	40,658
7,039	Altria Group, Inc. (Tobacco)	336,112
2,864	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	9,930,691
3,441	Amdocs Ltd. (IT Services)	264,062
29	Ameren Corp. (Multi-Utilities)	2,460
500	American Express Co. (Consumer Finance)	76,675
59	American Water Works Co., Inc. (Water Utilities)	9,203
660	Ameriprise Financial, Inc. (Capital Markets)	170,544
7,245	Ameris Bancorp (Banks)	391,882
2,871	AMERISAFE, Inc. (Insurance)	178,232
629	AmerisourceBergen Corp. (Health Care Providers & Services)	75,983
36	AMETEK, Inc. (Electrical Equipment)	4,857
60	Amgen, Inc. (Biotechnology)	14,378
227	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	15,286
714	ANSYS, Inc.* (Software)	261,081
4,961	Anthem, Inc. (Health Care Providers & Services)	1,882,154
30,046	Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,949,847
3,750	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	497,662
112	Arch Capital Group Ltd.* (Insurance)	4,448
2,043	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	30,155
237	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	27,035
913	Arthur J. Gallagher & Co. (Insurance)	132,339
1,166	Artisan Partners Asset Management, Inc. Class A (Capital Markets)	59,373
1,813	ASGN, Inc.* (Professional Services)	190,691
3,808	Assured Guaranty Ltd. (Insurance)	193,637
12,974	AT&T, Inc. (Diversified Telecommunication Services)	407,513
500	Atkore, Inc.* (Electrical Equipment)	39,140
4,683	AtriCure, Inc.* (Health Care Equipment & Supplies)	360,919
520	Autodesk, Inc.* (Software)	151,793

Common Stocks – (continued)
United States – (continued)
1,955	Automatic Data Processing, Inc. (IT Services)	365,565
600	AutoNation, Inc.* (Specialty Retail)	61,488
18	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	3,456
244	Avery Dennison Corp. (Containers & Packaging)	52,257
8,046	Avient Corp. (Chemicals)	408,495
2,799	Axis Capital Holdings Ltd. (Insurance)	156,184
1,781	Balchem Corp. (Chemicals)	226,525
68	Ball Corp. (Containers & Packaging)	6,368
2,000	Bank of America Corp. (Banks)	81,060
2,509	BankUnited, Inc. (Banks)	116,944
531	Baxter International, Inc. (Health Care Equipment & Supplies)	45,501
1,390	Becton Dickinson & Co. (Health Care Equipment & Supplies)	345,846
2,818	Belden, Inc. (Electronic Equipment, Instruments & Components)	121,963
2,101	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	577,670
1,014	Best Buy Co., Inc. (Specialty Retail)	117,898
221	Bio-Rad Laboratories, Inc. Class A* (Life Sciences Tools & Services)	139,259
32	BlackRock, Inc. (Capital Markets)	26,218
3,752	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	121,902
3,323	Boot Barn Holdings, Inc.* (Specialty Retail)	234,404
8,100	Bristol-Myers Squibb Co. (Pharmaceuticals)	505,602
400	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	182,480
182	Broadridge Financial Solutions, Inc. (IT Services)	28,871
3,694	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	374,313
2,470	Brown & Brown, Inc. (Insurance)	131,355
57	Brown-Forman Corp. Class B (Beverages)	4,348
3,000	Brunswick Corp. (Leisure Products)	321,390
38	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	3,689
209	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,484
1,827	Cactus, Inc. Class A (Energy Equipment & Services)	54,463
2,901	Cadence Design Systems, Inc.* (Software)	382,265
3,586	Callaway Golf Co. (Leisure Products)	103,815
2,844	Capital One Financial Corp. (Consumer Finance)	423,984
392	Cardinal Health, Inc. (Health Care Providers & Services)	23,653
28	CarMax, Inc.* (Specialty Retail)	3,731
3,137	Carrier Global Corp. (Building Products)	136,710

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,377	Castle Biosciences, Inc.* (Health Care Providers & Services)	$95,054
81	Catalent, Inc.* (Pharmaceuticals)	9,110
6,289	Cathay General Bancorp (Banks)	254,579
400	CBRE Group, Inc. Class A* (Real Estate Management & Development)	34,080
289	CDW Corp. (Electronic Equipment, Instruments & Components)	51,537
900	Centene Corp.* (Health Care Providers & Services)	55,566
6,031	Central Garden & Pet Co. Class A* (Household Products)	297,147
2,006	Cerence, Inc.* (Software)	193,398
11	Cerner Corp. (Health Care Technology)	826
7,263	ChampionX Corp.* (Energy Equipment & Services)	152,596
8,383	Change Healthcare, Inc.* (Health Care Technology)	192,390
9	Charter Communications, Inc. Class A* (Media)	6,061
26,820	Chevron Corp. (Oil, Gas & Consumable Fuels)	2,764,337
321	Chubb Ltd. (Insurance)	55,080
260	Church & Dwight Co., Inc. (Household Products)	22,292
932	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	197,118
3,247	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	158,648
139	Cigna Corp. (Health Care Providers & Services)	34,612
11	Cincinnati Financial Corp. (Insurance)	1,239
145	Cintas Corp. (Commercial Services & Supplies)	50,045
400	Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	29,764
12,674	Cisco Systems, Inc. (Communications Equipment)	645,233
7,100	Citigroup, Inc. (Banks)	505,804
94	Citrix Systems, Inc. (Software)	11,642
20	CMS Energy Corp. (Multi-Utilities)	1,288
33,010	Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	2,492,585
4,700	Cognizant Technology Solutions Corp. Class A (IT Services)	377,880
3,113	Cohen & Steers, Inc. (Capital Markets)	211,746
308	Colgate-Palmolive Co. (Household Products)	24,856
826	Comcast Corp. Class A (Media)	46,380
2,634	CommScope Holding Co., Inc.* (Communications Equipment)	43,329
1,968	Compass Minerals International, Inc. (Metals & Mining)	133,667
101	Conagra Brands, Inc. (Food Products)	3,746
1,581	Concentrix Corp.* (IT Services)	245,656
6,600	ConocoPhillips (Oil, Gas & Consumable Fuels)	337,524

Common Stocks – (continued)
United States – (continued)
343	Copart, Inc.* (Commercial Services & Supplies)	42,707
25	Corning, Inc. (Electronic Equipment, Instruments & Components)	1,105
4,900	Corteva, Inc. (Chemicals)	238,924
2,563	CoStar Group, Inc.* (Professional Services)	2,189,904
315	Costco Wholesale Corp. (Food & Staples Retailing)	117,208
3,749	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	137,476
2,490	Covanta Holding Corp. (Commercial Services & Supplies)	37,450
9,050	Covetrus, Inc.* (Health Care Providers & Services)	259,282
2,300	Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	230,276
7,166	CryoLife, Inc.* (Health Care Equipment & Supplies)	209,104
3,391	CryoPort, Inc.* (Health Care Equipment & Supplies)	191,829
12,863	Cummins, Inc. (Machinery)	3,241,991
1,130	Curtiss-Wright Corp. (Aerospace & Defense)	144,527
1,314	CVS Health Corp. (Health Care Providers & Services)	100,390
480	D.R. Horton, Inc. (Household Durables)	47,179
4,152	Danaher Corp. (Health Care Equipment & Supplies)	1,054,359
300	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	44,016
250	Datadog, Inc. Class A* (Software)	21,443
417	DaVita, Inc.* (Health Care Providers & Services)	48,593
440	Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	148,808
449	Deere & Co. (Machinery)	166,512
3,413	Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	80,990
5,509	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	128,800
223	Discover Financial Services (Consumer Finance)	25,422
38	Dollar General Corp. (Multiline Retail)	8,161
21	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	8,869
1,300	Dow, Inc. (Chemicals)	81,250
20	Duke Energy Corp. (Electric Utilities)	2,014
373	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	17,352
5,628	DXC Technology Co. (IT Services)	185,217
171	Eastman Chemical Co. (Chemicals)	19,732
4,654	eBay, Inc. (Internet & Direct Marketing Retail)	259,647
136	Ecolab, Inc. (Chemicals)	30,480
2,627	Electronic Arts, Inc. (Entertainment)	373,244
1,400	Element Solutions, Inc. (Chemicals)	30,632

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
595	Eli Lilly & Co. (Pharmaceuticals)	$108,748
786	EMCOR Group, Inc. (Construction & Engineering)	94,163
2,399	Emergent BioSolutions, Inc.* (Biotechnology)	146,291
2,300	Emerson Electric Co. (Electrical Equipment)	208,127
1,094	Employers Holdings, Inc. (Insurance)	44,285
3,933	Energizer Holdings, Inc. (Household Products)	193,897
914	EnerSys (Electrical Equipment)	83,704
16,530	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,860,947
19	Entergy Corp. (Electric Utilities)	2,077
3,648	Envista Holdings Corp.* (Health Care Equipment & Supplies)	157,885
1,079	EPAM Systems, Inc.* (IT Services)	493,912
3,363	Essent Group Ltd. (Thrifts & Mortgage Finance)	176,827
1,251	Evercore, Inc. Class A (Capital Markets)	175,303
5,523	Exelon Corp. (Electric Utilities)	248,204
964	Expeditors International of Washington, Inc. (Air Freight & Logistics)	105,905
2,419	Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	48,114
49	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	7,286
8,320	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	476,237
27,381	Facebook, Inc. Class A* (Interactive Media & Services)	8,901,015
34	FactSet Research Systems, Inc. (Capital Markets)	11,431
952	Fastenal Co. (Trading Companies & Distributors)	49,771
781	Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)	80,334
3,000	Federated Hermes, Inc. (Capital Markets)	86,400
12	FedEx Corp. (Air Freight & Logistics)	3,484
1,621	First American Financial Corp. (Insurance)	104,555
5,386	First Hawaiian, Inc. (Banks)	147,900
1,745	First Merchants Corp. (Banks)	80,636
25	Fiserv, Inc.* (IT Services)	3,003
1,219	Five Below, Inc.* (Specialty Retail)	245,348
2,410	Foot Locker, Inc. (Specialty Retail)	142,142
58,909	Ford Motor Co.* (Automobiles)	679,810
675	Fortune Brands Home & Security, Inc. (Building Products)	70,862
3,074	Fresh Del Monte Produce, Inc. (Food Products)	86,687
2,247	frontdoor, Inc.* (Diversified Consumer Services)	120,282
1,263	FTI Consulting, Inc.* (Professional Services)	175,368
800	Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	37,192

Common Stocks – (continued)
United States – (continued)
1,400	General Dynamics Corp. (Aerospace & Defense)	266,322
118,955	General Electric Co. (Industrial Conglomerates)	1,560,690
180	General Mills, Inc. (Food Products)	10,955
13,345	General Motors Co.* (Automobiles)	763,601
798	Gentex Corp. (Auto Components)	28,074
1,011	Genuine Parts Co. (Distributors)	126,345
3,700	Gilead Sciences, Inc. (Biotechnology)	234,839
5,673	Glacier Bancorp, Inc. (Banks)	334,423
335	Globe Life, Inc. (Insurance)	34,334
4,634	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	332,582
4,874	GrafTech International Ltd. (Electrical Equipment)	61,997
3,217	Grand Canyon Education, Inc.* (Diversified Consumer Services)	348,369
19,963	Graphic Packaging Holding Co. (Containers & Packaging)	370,314
8,700	Halliburton Co. (Energy Equipment & Services)	170,172
5,350	Halozyme Therapeutics, Inc.* (Biotechnology)	267,232
4,877	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	102,710
2,586	Harley-Davidson, Inc. (Automobiles)	125,085
4,147	Harsco Corp.* (Commercial Services & Supplies)	74,356
529	HCA Healthcare, Inc. (Health Care Providers & Services)	106,361
3,350	HealthEquity, Inc.* (Health Care Providers & Services)	254,499
7,760	Heartland Express, Inc. (Road & Rail)	144,258
15,379	HEICO Corp. Class A (Aerospace & Defense)	1,942,060
746	Helen of Troy Ltd.* (Household Durables)	157,563
4,180	Helios Technologies, Inc. (Machinery)	302,130
2,809	Helmerich & Payne, Inc. (Energy Equipment & Services)	71,995
607	Henry Schein, Inc.* (Health Care Providers & Services)	44,008
1,278	Hillenbrand, Inc. (Machinery)	62,737
3,657	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	127,995
150	Hologic, Inc.* (Health Care Equipment & Supplies)	9,833
1,667	Honeywell International, Inc. (Industrial Conglomerates)	371,808
5,546	Horace Mann Educators Corp. (Insurance)	222,395
107	Hormel Foods Corp. (Food Products)	4,943
3,100	Houlihan Lokey, Inc. (Capital Markets)	205,437
7,895	HP, Inc. (Technology Hardware, Storage & Peripherals)	269,298
637	Hub Group, Inc. Class A* (Air Freight & Logistics)	41,864

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
438	Humana, Inc. (Health Care Providers & Services)	$195,015
4,697	Huntsman Corp. (Chemicals)	134,663
2,456	ICF International, Inc. (Professional Services)	223,643
573	ICU Medical, Inc.* (Health Care Equipment & Supplies)	119,339
1,975	IDACORP, Inc. (Electric Utilities)	202,398
6	IDEX Corp. (Machinery)	1,345
1,076	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	590,713
205	Illinois Tool Works, Inc. (Machinery)	47,244
1,041	Ingevity Corp.* (Chemicals)	81,281
2,820	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	283,043
3,626	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	268,614
9,862	Intel Corp. (Semiconductors & Semiconductor Equipment)	567,361
258	InterActiveCorp.* (Interactive Media & Services)	65,395
58	Intercontinental Exchange, Inc. (Capital Markets)	6,827
1,971	InterDigital, Inc. (Software)	136,827
17	International Business Machines Corp. (IT Services)	2,412
87	International Paper Co. (Containers & Packaging)	5,046
143	Intuit, Inc. (Software)	58,939
3	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,595
4,739	Investors Bancorp, Inc. (Banks)	69,379
104	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	3,646
77	J.B. Hunt Transport Services, Inc. (Road & Rail)	13,145
1,500	Jabil, Inc. (Electronic Equipment, Instruments & Components)	78,630
14,916	Jack Henry & Associates, Inc. (IT Services)	2,428,772
700	Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	84,455
5,332	Johnson & Johnson (Pharmaceuticals)	867,676
5,344	Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	1,004,191
4,700	JPMorgan Chase & Co. (Banks)	722,907
35	Kansas City Southern (Road & Rail)	10,227
10,687	KAR Auction Services, Inc. (Commercial Services & Supplies)	160,198
1,800	KeyCorp. (Banks)	39,168
261	Kimberly-Clark Corp. (Household Products)	34,797
43,172	KKR & Co., Inc. Class A (Capital Markets)	2,442,672
259	KLA Corp. (Semiconductors & Semiconductor Equipment)	81,676
607	Korn Ferry (Professional Services)	41,209

Common Stocks – (continued)
United States – (continued)
672,452	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	1,923,213
4,300	L Brands, Inc.* (Specialty Retail)	283,370
85	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	22,599
425	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	263,691
43,085	Lamb Weston Holdings, Inc. (Food Products)	3,468,342
207	Landstar System, Inc. (Road & Rail)	35,662
1,040	LCI Industries (Auto Components)	152,360
46	Lear Corp. (Auto Components)	8,457
274	Leidos Holdings, Inc. (Professional Services)	27,751
57	Lennar Corp. Class A (Household Durables)	5,905
43,030	Levi Strauss & Co. Class A (Textiles, Apparel & Luxury Goods)	1,241,846
1,011	LHC Group, Inc.* (Health Care Providers & Services)	210,561
1,123	Lithia Motors, Inc. Class A (Specialty Retail)	431,659
38,550	LKQ Corp.* (Distributors)	1,800,670
1,268	Lockheed Martin Corp. (Aerospace & Defense)	482,550
318	Loews Corp. (Insurance)	17,729
2,795	Lowe’s Cos., Inc. (Specialty Retail)	548,519
2,003	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	671,546
5,543	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	313,789
15,056	Magnolia Oil & Gas Corp. Class A* (Oil, Gas & Consumable Fuels)	169,531
455	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	25,321
2	Markel Corp.* (Insurance)	2,353
467	Marsh & McLennan Cos., Inc. (Insurance)	63,372
4,250	Masco Corp. (Building Products)	271,490
13,609	Masimo Corp.* (Health Care Equipment & Supplies)	3,166,406
22,497	Mastercard, Inc. Class A (IT Services)	8,595,204
1,900	Matson, Inc. (Marine)	124,127
126	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	11,844
1,520	MAXIMUS, Inc. (IT Services)	139,293
224	McCormick & Co., Inc. (Food Products)	20,241
1,737	McDonald’s Corp. (Hotels, Restaurants & Leisure)	410,071
150	McKesson Corp. (Health Care Providers & Services)	28,134
4,300	MDU Resources Group, Inc. (Multi-Utilities)	143,878
330	Medifast, Inc. (Personal Products)	74,940
2,059	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	349,371

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
609	MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	$956,727
772	Merck & Co., Inc. (Pharmaceuticals)	57,514
6,314	Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	139,603
726	Meritage Homes Corp.* (Household Durables)	77,239
436	MetLife, Inc. (Insurance)	27,743
541	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	710,506
2,100	Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	180,747
41,231	Microsoft Corp. (Software)	10,397,634
57	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	8,968
3,301	Minerals Technologies, Inc. (Chemicals)	257,940
900	MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	161,199
10,390	Moderna, Inc.* (Biotechnology)	1,857,940
2,466	Mondelez International, Inc. Class A (Food Products)	149,957
440	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	159,007
2,662	Monster Beverage Corp.* (Beverages)	258,347
136	Moody’s Corp. (Capital Markets)	44,433
5,435	Morgan Stanley (Capital Markets)	448,659
17,614	Motorola Solutions, Inc. (Communications Equipment)	3,316,716
2,023	Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	69,753
754	MSCI, Inc. (Capital Markets)	366,271
363	Nasdaq, Inc. (Capital Markets)	58,639
700	National Beverage Corp. (Beverages)	34,013
2,691	National Energy Services Reunited Corp.* (Energy Equipment & Services)	34,149
2,580	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	189,398
11,554	Navient Corp. (Consumer Finance)	194,454
4,022	NCR Corp.* (Technology Hardware, Storage & Peripherals)	184,006
847	Nelnet, Inc. Class A (Consumer Finance)	62,873
400	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	29,876
390	Netflix, Inc.* (Entertainment)	200,253
5,391	News Corp. Class A (Media)	141,217
700	News Corp. Class B (Media)	17,017
1,692	Nexstar Media Group, Inc. Class A (Media)	249,418
792	NextEra Energy, Inc. (Electric Utilities)	61,388
6,936	NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	24,900
723	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	95,884

Common Stocks – (continued)
United States – (continued)
3,637	NMI Holdings, Inc. Class A* (Thrifts & Mortgage Finance)	93,980
3,721	NorthWestern Corp. (Multi-Utilities)	253,140
1,729	NortonLifeLock, Inc. (Software)	37,364
3,700	NRG Energy, Inc. (Electric Utilities)	132,534
7,612	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,570,093
5	NVR, Inc.* (Household Durables)	25,091
14	O’Reilly Automotive, Inc.* (Specialty Retail)	7,740
9,585	OceanFirst Financial Corp. (Banks)	219,113
285	Old Dominion Freight Line, Inc. (Road & Rail)	73,476
8,900	Old Republic International Corp. (Insurance)	219,118
2,415	Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	222,832
1,000	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	38,000
67	Omnicom Group, Inc. (Media)	5,511
83,545	ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,258,255
1,700	Open Lending Corp. Class A* (Capital Markets)	66,385
4,979	Oracle Corp. (Software)	377,358
7,065	Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	139,110
1,913	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	174,523
732	PACCAR, Inc. (Machinery)	65,792
7,057	Pacific Premier Bancorp, Inc. (Banks)	310,720
2,169	PacWest Bancorp. (Banks)	94,156
180	Parker-Hannifin Corp. (Machinery)	56,486
3,617	Patrick Industries, Inc. (Auto Components)	324,083
384	Paychex, Inc. (IT Services)	37,436
1,374	Paylocity Holding Corp.* (Software)	265,512
6,213	PayPal Holdings, Inc.* (IT Services)	1,629,608
1,384	PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	50,530
1,114	PennyMac Financial Services, Inc. (Thrifts & Mortgage Finance)	67,074
775	PepsiCo, Inc. (Beverages)	111,724
6,284	Performance Food Group Co.* (Food & Staples Retailing)	368,871
500	PerkinElmer, Inc. (Life Sciences Tools & Services)	64,815
13,655	Pfizer, Inc. (Pharmaceuticals)	527,766
42	Philip Morris International, Inc. (Tobacco)	3,990
639	Phillips 66 (Oil, Gas & Consumable Fuels)	51,701
4,562	Phreesia, Inc.* (Health Care Technology)	236,083
700	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	107,681

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
117	Pool Corp. (Distributors)	$49,435
1,700	PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	100,912
3,422	PQ Group Holdings, Inc. (Chemicals)	47,908
1,714	PRA Group, Inc.* (Consumer Finance)	64,584
649	Preferred Bank (Banks)	42,535
7,574	Primoris Services Corp. (Construction & Engineering)	247,367
159	Principal Financial Group, Inc. (Insurance)	10,155
3,134	ProAssurance Corp. (Insurance)	78,350
4,450	Progyny, Inc.* (Health Care Providers & Services)	253,249
1,664	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	193,906
1,191	Prudential Financial, Inc. (Insurance)	119,529
128	PTC, Inc.* (Software)	16,760
700	Public Service Enterprise Group, Inc. (Multi-Utilities)	44,212
74	Public Storage (Equity Real Estate Investment Trusts (REITs))	20,806
932	PulteGroup, Inc. (Household Durables)	55,100
11,516	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,166,966
3,626	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	241,093
2,400	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	333,120
3,000	Quanta Services, Inc. (Construction & Engineering)	289,920
229	Quest Diagnostics, Inc. (Health Care Providers & Services)	30,201
2,121	R1 RCM, Inc.* (Health Care Providers & Services)	57,861
1,857	Rackspace Technology, Inc.* (IT Services)	46,184
3,250	Rapid7, Inc.* (Software)	264,062
2,500	Raymond James Financial, Inc. (Capital Markets)	326,950
3,100	Raytheon Technologies Corp. (Aerospace & Defense)	258,044
1,462	RBC Bearings, Inc.* (Machinery)	291,567
5,054	Realogy Holdings Corp.* (Real Estate Management & Development)	87,333
190	Regeneron Pharmaceuticals, Inc.* (Biotechnology)	91,447
100	Reliance Steel & Aluminum Co. (Metals & Mining)	16,031
1,623	Republic Services, Inc. (Commercial Services & Supplies)	172,525
3,923	ResMed, Inc. (Health Care Equipment & Supplies)	737,406
70	Robert Half International, Inc. (Professional Services)	6,133
25	Rockwell Automation, Inc. (Electrical Equipment)	6,607
1,465	Rollins, Inc. (Commercial Services & Supplies)	54,615

Common Stocks – (continued)
United States – (continued)
40	Roper Technologies, Inc. (Industrial Conglomerates)	17,858
1,100	RPM International, Inc. (Chemicals)	104,324
2,542	Ryman Hospitality Properties, Inc.* (Equity Real Estate Investment Trusts (REITs))	199,928
343	S&P Global, Inc. (Capital Markets)	133,904
14,695	Saia, Inc.* (Road & Rail)	3,445,977
9,611	salesforce.com, Inc.* (Software)	2,213,606
4,396	Sally Beauty Holdings, Inc.* (Specialty Retail)	88,228
2,817	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	128,652
1,652	Science Applications International Corp. (Professional Services)	147,722
8,847	Seacoast Banking Corp. of Florida* (Banks)	321,588
600	SEI Investments Co. (Capital Markets)	36,864
2,800	Sempra Energy (Multi-Utilities)	385,196
3,191	Silgan Holdings, Inc. (Containers & Packaging)	134,564
1,748	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	246,381
954	SiteOne Landscape Supply, Inc.* (Trading Companies & Distributors)	171,129
2,541	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	123,213
8,662	Skyline Champion Corp.* (Household Durables)	384,853
11,280	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,045,402
15,395	SLM Corp. (Consumer Finance)	302,666
12	Snap-on, Inc. (Machinery)	2,851
503	South State Corp. (Banks)	42,413
855	Southern Copper Corp. (Metals & Mining)	59,346
1,301	Spectrum Brands Holdings, Inc. (Household Products)	114,670
986	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	46,874
2,400	Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	61,464
23,468	SS&C Technologies Holdings, Inc. (Software)	1,741,795
9,101	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	332,278
716	Standard Motor Products, Inc. (Auto Components)	30,666
200	Stanley Black & Decker, Inc. (Machinery)	41,354
2,868	Starbucks Corp. (Hotels, Restaurants & Leisure)	328,357
4,502	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	116,242
2,691	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	109,443

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
6,422	Stifel Financial Corp. (Capital Markets)	$444,338
3,394	Stride, Inc.* (Diversified Consumer Services)	97,170
118	Stryker Corp. (Health Care Equipment & Supplies)	30,990
7,682	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	233,917
80	SVB Financial Group* (Banks)	45,746
263	Swisscom AG (Diversified Telecommunication Services)	142,795
3,963	Sykes Enterprises, Inc.* (IT Services)	173,698
2,828	Synchrony Financial (Consumer Finance)	123,697
6,642	Syneos Health, Inc.* (Life Sciences Tools & Services)	563,574
2,079	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	251,975
1,859	Synopsys, Inc.* (Software)	459,285
2,859	Synovus Financial Corp. (Banks)	133,973
48	Sysco Corp. (Food & Staples Retailing)	4,067
47	T-Mobile US, Inc.* (Wireless Telecommunication Services)	6,210
895	T. Rowe Price Group, Inc. (Capital Markets)	160,384
3,100	Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	148,335
1,054	Target Corp. (Multiline Retail)	218,452
5,052	TEGNA, Inc. (Media)	101,343
1,803	Tempur Sealy International, Inc. (Household Durables)	68,766
403	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	50,407
876	Terex Corp. (Machinery)	41,163
320	Tesla, Inc.* (Automobiles)	227,021
27,351	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,937,129
4,469	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	478,272
5,194	The AES Corp. (Independent Power and Renewable Electricity Producers)	144,497
3,083	The Allstate Corp. (Insurance)	390,924
479	The Brink’s Co. (Commercial Services & Supplies)	38,282
47,248	The Carlyle Group, Inc. (Capital Markets)	2,015,600
1,500	The Charles Schwab Corp. (Capital Markets)	105,600
667	The Clorox Co. (Household Products)	121,728
5,186	The Coca-Cola Co. (Beverages)	279,940
197	The Estee Lauder Cos., Inc. Class A (Personal Products)	61,819
1,147	The Hanover Insurance Group, Inc. (Insurance)	158,642
48	The Hartford Financial Services Group, Inc. (Insurance)	3,166
85	The Hershey Co. (Food Products)	13,966
983	The Home Depot, Inc. (Specialty Retail)	318,168

Common Stocks – (continued)
United States – (continued)
29	The J.M. Smucker Co. (Food Products)	3,799
6,049	The Kroger Co. (Food & Staples Retailing)	221,030
3,400	The Mosaic Co. (Chemicals)	119,612
3,753	The Procter & Gamble Co. (Household Products)	500,725
6,001	The Progressive Corp. (Insurance)	604,541
12,121	The Sherwin-Williams Co. (Chemicals)	3,319,578
2,846	The Shyft Group, Inc. (Machinery)	100,805
154	The Southern Co. (Electric Utilities)	10,190
101	The TJX Cos., Inc. (Specialty Retail)	7,171
621	The Travelers Cos., Inc. (Insurance)	96,044
107	The Walt Disney Co.* (Entertainment)	19,904
2,022	The Western Union Co. (IT Services)	52,087
1,570	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	738,261
810	Toll Brothers, Inc. (Household Durables)	50,787
1,215	Tractor Supply Co. (Specialty Retail)	229,149
4,923	TransDigm Group, Inc.* (Aerospace & Defense)	3,021,442
708	Travel + Leisure Co. (Hotels, Restaurants & Leisure)	45,687
1,493	TTEC Holdings, Inc. (IT Services)	151,883
1,600	Tyson Foods, Inc. Class A (Food Products)	123,920
210	Ubiquiti, Inc. (Communications Equipment)	59,919
4,875	UFP Industries, Inc. (Building Products)	409,695
2,061	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	105,255
4,221	Umpqua Holdings Corp. (Banks)	78,679
21,780	Union Pacific Corp. (Road & Rail)	4,837,120
4,863	Unisys Corp.* (IT Services)	116,712
674	United Parcel Service, Inc. Class B (Air Freight & Logistics)	137,402
14,415	UnitedHealth Group, Inc. (Health Care Providers & Services)	5,748,702
1,540	Universal Corp. (Tobacco)	86,594
8,710	Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,948,340
3,358	US Ecology, Inc.* (Commercial Services & Supplies)	142,581
422	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	31,211
7,626	Valley National Bancorp (Banks)	105,010
8,153	Valvoline, Inc. (Chemicals)	256,004
13	Veeva Systems, Inc. Class A* (Health Care Technology)	3,672
4,128	Veracyte, Inc.* (Biotechnology)	205,368
140	VeriSign, Inc.* (IT Services)	30,628
118	Verisk Analytics, Inc. (Professional Services)	22,208
10,551	Verizon Communications, Inc. (Diversified Telecommunication Services)	609,742

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
505	ViacomCBS, Inc. Class B (Media)	$20,715
16,750	Viavi Solutions, Inc.* (Communications Equipment)	274,030
14,159	Visa, Inc. Class A (IT Services)	3,306,976
348	W.R. Berkley Corp. (Insurance)	27,743
163	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,655
1,092	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	121,048
4,327	Walmart, Inc. (Food & Staples Retailing)	605,391
787	Waste Management, Inc. (Commercial Services & Supplies)	108,582
200	Waters Corp.* (Life Sciences Tools & Services)	59,974
9,820	Wayfair, Inc. Class A* (Internet & Direct Marketing Retail)	2,902,497
12,400	Wells Fargo & Co. (Banks)	558,620
4,465	Werner Enterprises, Inc. (Road & Rail)	206,417
2,769	WESCO International, Inc.* (Trading Companies & Distributors)	253,973
770	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	252,960
200	Westlake Chemical Corp. (Chemicals)	18,778
9,486	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	367,772
199	Whirlpool Corp. (Household Durables)	47,054
129	White Mountains Insurance Group Ltd. (Insurance)	150,340
600	Williams-Sonoma, Inc. (Specialty Retail)	102,450
500	Wintrust Financial Corp. (Banks)	38,550
4,062	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	169,467
6,152	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	190,281
166	Xcel Energy, Inc. (Electric Utilities)	11,836
3,041	Yelp, Inc.* (Interactive Media & Services)	119,511
7,862	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	494,677
175	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	20,916
60	Zebra Technologies Corp. Class A* (Electronic Equipment, Instruments & Components)	29,264
580	Zoetis, Inc. (Pharmaceuticals)	100,357

		223,966,696

TOTAL COMMON STOCKS
(Cost $329,696,241)		$459,236,398

Shares	Dividend Rate	Value

Preferred Stocks – 0.2%
Brazil – 0.1%
Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)
26,300	12.490%	$130,724
Itausa SA (Banks)
27,500	2.490	50,929
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
112,000	3.200	487,006

		668,659

Germany – 0.1%
Volkswagen AG (Automobiles)
975	2.300	253,851

TOTAL PREFERRED STOCKS
(Cost $801,648)		$922,510

Units	Description	Expiration Date	Value

Rights* – 0.0%
Netherlands – 0.0%
Euronext NV (Capital Markets)
1,552		05/10/21	$18,192

Switzerland – 0.0%
Credit Suisse Group AG (Capital Markets) (Banks)
79,657		05/06/21	—

TOTAL RIGHTS
(Cost $0)			$18,192

Warrants* – 0.0%
Switzerland – 0.0%
Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)
19,079		11/22/23	$8,148

Thailand – 0.0%
RS PCL
24,860		04/26/22	—

TOTAL WARRANTS
(Cost $0)			$8,148

Shares	Description	Value

Exchange Traded Funds – 6.1%
9,300	iShares Core MSCI Emerging Markets ETF	$608,871
362,843	iShares MSCI International Multifactor ETF	10,798,208
4,190	iShares MSCI Saudi Arabia ETF	158,298
490,011	iShares MSCI USA Multifactor ETF	20,624,563

TOTAL EXCHANGE TRADED FUNDS
(Cost $22,460,543)		$32,189,940

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(c) – 3.5%
Goldman Sachs Financial Square Government Fund – Class R6
5,367,878	0.026%	$5,367,877
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,935,036	0.026	12,935,036

TOTAL INVESTMENT COMPANIES – 3.5%
(Cost $18,302,913)		$18,302,913

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 94.2%
(Cost $371,261,345)		$510,678,101

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(b) – 0.1%
U.S. Treasury Obligation – 0.1%
United States Treasury Bill
$300,000	0.000%	09/16/21	$299,982
(Cost $299,948)

TOTAL INVESTMENTS – 97.7%
(Cost $371,561,293)			$510,978,083

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			11,985,241

NET ASSETS – 100.0%			$522,963,324

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an affiliated issuer.

Currency Abbreviations:
AED	—United Arab Emirates Dirham
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippine Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
GDR	—Global Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
BNP Paribas SA	CHF	5,670,000	USD	6,207,032	05/04/21	$2,185
	USD	4,911,062	AUD	6,310,000	06/02/21	49,412
	USD	1,644,321	DKK	10,110,000	06/02/21	8,943
	USD	21,884,692	EUR	18,100,000	06/02/21	109,759
	USD	9,709,871	GBP	6,985,000	06/02/21	62,537
	USD	2,261,258	HKD	17,550,000	06/02/21	1,696
	USD	209,968	ILS	680,000	06/02/21	566
	USD	17,223,685	JPY	1,877,000,000	06/02/21	44,956
	USD	416,633	NOK	3,450,000	06/02/21	2,148
	USD	187,883	NZD	260,000	06/02/21	1,849
	USD	2,369,610	SEK	19,875,000	06/02/21	21,182
	USD	709,090	SGD	940,000	06/02/21	2,801

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Brown Brothers Harriman & Co.	USD	15,620	ZAR	223,804	05/04/21	$197
JPMorgan Securities, Inc.	CHF	2,190,000	USD	2,397,425	05/04/21	844
	USD	1,860,133	AUD	2,390,000	06/02/21	18,716
	USD	461,906	DKK	2,840,000	06/02/21	2,512
	USD	7,907,507	EUR	6,540,000	06/02/21	39,659
	USD	4,260,666	GBP	3,065,000	06/02/21	27,441
	USD	824,618	HKD	6,400,000	06/02/21	618
	USD	86,457	ILS	280,000	06/02/21	233
	USD	5,450,649	JPY	594,000,000	06/02/21	14,227
	USD	163,030	NOK	1,350,000	06/02/21	840
	USD	65,036	NZD	90,000	06/02/21	640
	USD	670,644	SEK	5,625,000	06/02/21	5,995
	USD	316,827	SGD	420,000	06/02/21	1,251
State Street Bank and Trust	USD	5,900	GBP	4,234	05/04/21	53
	USD	594,452	JPY	64,751,686	05/06/21	1,948
	USD	3,072	JPY	334,574	05/07/21	10

TOTAL						$423,218

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
BNP Paribas SA	AUD	6,310,000	USD	4,910,271	05/04/21	$(49,289)
	DKK	10,110,000	USD	1,643,491	05/04/21	(8,917)
	EUR	18,100,000	USD	21,871,778	05/04/21	(109,404)
	GBP	6,985,000	USD	9,709,049	05/04/21	(62,339)
	HKD	17,550,000	USD	2,261,119	05/04/21	(1,747)
	ILS	680,000	USD	209,900	05/04/21	(556)
	NOK	3,450,000	USD	416,613	05/04/21	(2,145)
	NZD	260,000	USD	187,906	05/04/21	(1,854)
	SEK	19,875,000	USD	2,368,953	05/04/21	(21,126)
	SGD	940,000	USD	709,145	05/04/21	(2,789)
	USD	4,814,006	AUD	6,310,000	05/04/21	(46,976)
	USD	6,028,063	CHF	5,670,000	05/04/21	(181,155)
	USD	6,211,820	CHF	5,670,000	06/02/21	(2,106)
	USD	1,597,341	DKK	10,110,000	05/04/21	(37,233)
	USD	21,253,565	EUR	18,100,000	05/04/21	(508,809)
	USD	9,602,824	GBP	6,985,000	05/04/21	(43,887)
	USD	2,257,633	HKD	17,550,000	05/04/21	(1,738)
	USD	204,152	ILS	680,000	05/04/21	(5,191)
	USD	17,104,750	JPY	1,877,000,000	05/06/21	(70,447)
	USD	402,541	NOK	3,450,000	05/04/21	(11,926)
	USD	182,017	NZD	260,000	05/04/21	(4,035)
	USD	2,278,190	SEK	19,875,000	05/04/21	(69,636)
	USD	698,232	SGD	940,000	05/04/21	(8,124)
Brown Brothers Harriman & Co.	ZAR	207,824	USD	14,550	05/03/21	(226)
JPMorgan Securities, Inc.	AUD	2,390,000	USD	1,859,833	05/04/21	(18,669)
	DKK	2,840,000	USD	461,673	05/04/21	(2,505)
	EUR	6,540,000	USD	7,902,841	05/04/21	(39,531)
	GBP	3,065,000	USD	4,260,306	05/04/21	(27,354)
	HKD	6,400,000	USD	824,568	05/04/21	(637)

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc. (continued)	ILS	280,000	USD	86,429	05/04/21	$(229)
	NOK	1,350,000	USD	163,022	05/04/21	(839)
	NZD	90,000	USD	65,044	05/04/21	(642)
	SEK	5,625,000	USD	670,458	05/04/21	(5,979)
	SGD	420,000	USD	316,852	05/04/21	(1,246)
	USD	1,823,371	AUD	2,390,000	05/04/21	(17,793)
	USD	2,328,299	CHF	2,190,000	05/04/21	(69,970)
	USD	2,399,274	CHF	2,190,000	06/02/21	(813)
	USD	448,709	DKK	2,840,000	05/04/21	(10,459)
	USD	7,679,465	EUR	6,540,000	05/04/21	(183,846)
	USD	4,213,694	GBP	3,065,000	05/04/21	(19,258)
	USD	823,297	HKD	6,400,000	05/04/21	(634)
	USD	84,063	ILS	280,000	05/04/21	(2,138)
	USD	5,413,011	JPY	594,000,000	05/06/21	(22,294)
	USD	157,516	NOK	1,350,000	05/04/21	(4,667)
	USD	63,006	NZD	90,000	05/04/21	(1,397)
	USD	644,771	SEK	5,625,000	05/04/21	(19,707)
	USD	311,976	SGD	420,000	05/04/21	(3,630)
State Street Bank and Trust	JPY	673,409	USD	6,185	05/06/21	(22)

TOTAL						$(1,705,914)

FUTURES CONTRACTS — At April 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	51	06/18/21	$5,766,825	$(191,274)
S&P 500 E-Mini Index	204	06/18/21	42,578,880	2,518,859

TOTAL FUTURES CONTRACTS				$2,327,585

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 32.6%
Sovereign – 32.6%
	Agricultural Development Bank of China
CNY	40,750,000	3.750%		01/25/29	$6,380,632
	Bonos de la Tesoreria de la Republica en pesos
CLP	766,847,380	1.500		03/01/26	1,150,560
	58,988,260	2.000		03/01/35	90,041
	Bonos de la Tesoreria de la Republica en Pesos
	2,330,000,000	4.700	(a)	09/01/30	3,519,002
	210,000,000	5.000		03/01/35	318,513
	Brazil Letras do Tesouro Nacional(b)
BRL	27,725,000	0.000		01/01/23	4,598,759
	Brazil Notas do Tesouro Nacional
	5,067,987	6.000		05/15/35	1,137,233
	39,846,000	10.000		01/01/23	7,729,958
	7,414,000	10.000		01/01/25	1,454,237
	18,150,000	10.000		01/01/29	3,540,132
	China Development Bank
CNY	28,710,000	3.230		01/10/25	4,431,504
	11,210,000	3.480		01/08/29	1,724,444
	China Government Bond
	$918,000	0.400		10/21/23	917,715
	1,384,000	0.550		10/21/25	1,356,915
	1,000,000	1.875		12/03/22	1,021,750
CNY	23,960,000	1.990		04/09/25	3,564,883
	2,900,000	2.360		07/02/23	444,401
	$787,000	3.250		10/19/23	841,254
CNY	24,650,000	3.270		11/19/30	3,841,428
	8,900,000	3.280		12/03/27	1,387,185
	Czech Republic Government Bond
CZK	27,080,000	0.950		05/15/30	1,176,279
	72,860,000	1.000		06/26/26	3,311,961
	60,000,000	2.000		10/13/33	2,819,785
	18,870,000	2.400		09/17/25	917,251
	15,070,000	2.500		08/25/28	742,170
	Dominican Republic
	$2,721,000	4.500		01/30/30	2,820,997
	2,848,000	5.300		01/21/41	2,893,034
	Egypt Government International Bond
	1,226,000	7.500		02/16/61	1,132,517
	Egypt Treasury Bills(b)
EGP	22,300,000	0.000		07/20/21	1,385,007
	22,400,000	0.000		07/27/21	1,387,413
	74,725,000	0.000		05/11/21	4,756,394
	El Salvador Government International Bond
	$1,156,000	5.875		01/30/25	1,190,319
	Export-Import Bank of India
	791,000	2.250		01/13/31	722,737
	580,000	3.250		01/15/30	577,390
	Finance Department Government of Sharjah
	917,000	3.625		03/10/33	905,537
	Ghana Government International Bond
	980,000	6.375		02/11/27	972,527
	Hungary Government Bond
HUF	160,600,000	2.250		04/20/33	508,295
	592,040,000	2.500		10/24/24	2,057,662
	312,480,000	2.750		12/22/26	1,097,685
	468,150,000	3.000		10/27/27	1,670,339
	962,530,000	3.000		08/21/30	3,392,700

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Hungary Government Bond – (continued)
	$256,000	5.375		02/21/23	279,168
	42,000	5.750		11/22/23	47,481
	Indonesia Treasury Bond
IDR	22,197,000,000	6.500		06/15/25	1,590,439
	27,800,000,000	6.500		02/15/31	1,924,541
	2,559,000,000	6.625		05/15/33	175,826
	46,129,000,000	7.000		05/15/27	3,356,288
	12,127,000,000	7.000		09/15/30	866,814
	42,091,000,000	7.500		08/15/32	3,045,005
	4,200,000,000	7.500		06/15/35	299,386
	2,287,000,000	8.125		05/15/24	171,386
	28,383,000,000	8.375		03/15/24	2,131,918
	32,913,000,000	8.375		09/15/26	2,539,393
	19,576,000,000	8.375		03/15/34	1,497,506
	40,086,000,000	9.000		03/15/29	3,207,990
	Jordan Government International Bond
	$516,000	4.950		07/07/25	533,254
	Kingdom of Bahrain
	372,000	4.250		01/25/28	372,000
	2,988,000	5.450		09/16/32	2,958,120
	836,000	6.250		01/25/51	782,705
	Kingdom of Jordan
	314,000	7.375		10/10/47	329,366
	Malaysia Government Bond
MYR	3,927,000	3.480		03/15/23	981,990
	8,150,000	3.757		05/22/40	1,883,578
	8,333,000	3.885		08/15/29	2,138,898
	6,700,000	3.899		11/16/27	1,727,205
	10,164,000	3.955		09/15/25	2,622,243
	6,474,000	4.181		07/15/24	1,664,648
	Malaysia Government Investment Issue
	5,469,000	3.465		10/15/30	1,356,664
	Mexico Government International Bond(c)
	$4,500,000	4.280		08/14/41	4,590,000
	Morocco Government International Bond
	464,000	2.375		12/15/27	451,095
	581,000	3.000		12/15/32	551,768
	585,000	4.000		12/15/50	526,317
	Oman Government International Bond
	995,000	6.250		01/25/31	1,068,381
	2,161,000	6.750	(a)	10/28/27	2,422,346
	500,000	6.750		10/28/27	560,469
	Pakistan Government International Bond(a)
	645,000	6.000		04/08/26	662,738
	Perusahaan Penerbit SBSN Indonesia III
	554,000	4.325		05/28/25	617,121
	Poland Government Bond
PLN	11,403,000	2.500		07/25/26	3,248,330
	Republic of Angola
	$1,984,000	8.000		11/26/29	1,998,632
	Republic of Argentina(c)
	6,989,381	1.000		07/09/29	2,635,433
	Republic of Armenia International Bond
	431,000	3.600		02/02/31	394,446

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of Azerbaijan
	$850,000	5.125%		09/01/29	$942,384
	698,000	5.125		09/01/29	773,864
	Republic of Belarus Ministry of Finance
	949,000	5.875		02/24/26	917,861
	Republic of Brazil
	4,013,000	3.875		06/12/30	3,976,131
	Republic of Chile(c)
	1,772,000	2.450		01/31/31	1,805,557
	2,504,000	2.550		01/27/32	2,558,462
	925,000	3.500		01/25/50	954,080
	Republic of Colombia
	2,414,000	3.125	(c)	04/15/31	2,359,383
	2,950,000	3.250	(c)	04/22/32	2,885,100
	2,477,000	4.125	(c)	02/22/42	2,424,983
COP	9,283,000,000	5.750		11/03/27	2,407,943
	3,702,400,000	6.000		04/28/28	964,519
	8,305,000,000	6.250		11/26/25	2,300,030
	4,000,000,000	7.000		06/30/32	1,043,155
	15,686,400,000	7.500		08/26/26	4,517,634
	Republic of Costa Rica
	$1,075,000	6.125		02/19/31	1,118,202
	607,000	7.158		03/12/45	627,410
	Republic of Ecuador
	1,227,506	0.000	(b)	07/31/30	672,060
	42,937	0.500	(d)	07/31/30	35,960
	2,378,078	0.500	(d)	07/31/35	1,616,796
	352,706	0.500	(d)	07/31/40	208,537
	Republic of Egypt
EGP	11,500,000	14.483		04/06/26	732,717
	Republic of Egypt
	$3,744,000	7.625		05/29/32	3,958,812
	200,000	7.903		02/21/48	195,913
EGP	38,642,000	14.060		01/12/26	2,379,997
	Republic of El Salvador(c)
	$537,000	9.500		07/15/52	606,642
	Republic of Gabon
	400,000	6.375		12/12/24	421,325
	200,000	6.375		12/12/24	210,663
	Republic of Ghana
	200,000	7.750	(a)	04/07/29	204,500
	1,044,000	7.875		02/11/35	1,022,989
	797,000	8.625	(a)	04/07/34	820,661
	Republic of Guatemala(c)
	1,242,000	4.900		06/01/30	1,382,346
	200,000	5.375		04/24/32	229,475
	Republic of Indonesia
	3,289,000	2.850		02/14/30	3,383,148
	1,536,000	3.500		01/11/28	1,661,568
	807,000	4.625		04/15/43	908,026
IDR	1,600,000,000	7.500		05/15/38	113,368
	Republic of Ivory Coast(c)(d)
	$149,165	5.750		12/31/32	150,499
	441,841	5.750		12/31/32	445,790
	Republic of Kazakhstan
	1,200,000	4.875		10/14/44	1,464,600

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of Kenya
	1,083,000	7.000		05/22/27	1,177,627
	453,000	8.000		05/22/32	495,554
	Republic of Korea
	624,000	1.000		09/16/30	579,435
	Republic of Lebanon
	3,820,000	6.100		10/04/22	475,829
	325,000	6.600		11/27/26	41,803
	Republic of Nigeria
	400,000	7.143		02/23/30	423,200
	1,182,000	7.875		02/16/32	1,268,286
	938,000	8.747		01/21/31	1,068,910
	Republic of Pakistan(a)
	945,000	7.375		04/08/31	992,250
	Republic of Panama(c)
	2,117,000	2.252		09/29/32	2,028,086
	679,000	3.750		03/16/25	738,328
	1,468,000	3.870		07/23/60	1,462,770
	1,093,000	4.500		04/01/56	1,200,797
	Republic of Paraguay(c)
	959,000	2.739		01/29/33	911,829
	291,000	5.400		03/30/50	327,793
	Republic of Peru
	916,000	2.783	(c)	01/23/31	916,744
PEN	1,730,000	5.940		02/12/29	496,373
	6,255,000	6.150		08/12/32	1,726,125
	4,210,000	6.350		08/12/28	1,238,701
	4,591,000	6.950		08/12/31	1,358,768
	Republic of Philippines
	$2,253,000	1.648		06/10/31	2,152,623
	740,000	2.457		05/05/30	761,356
	262,000	2.650		12/10/45	239,943
	483,000	3.750		01/14/29	541,352
	Republic of Poland
PLN	15,966,000	1.250		10/25/30	4,040,760
	Republic of Poland
	14,368,000	2.500		04/25/24	4,030,140
	814,000	2.500		07/25/27	231,913
	5,551,000	3.250		07/25/25	1,617,961
	$2,343,000	5.000		03/23/22	2,438,558
	Republic of Qatar
	697,000	3.400		04/16/25	758,989
	3,971,000	3.750		04/16/30	4,438,337
	284,000	4.000		03/14/29	322,340
	Republic of Romania
	842,000	3.000		02/14/31	856,367
RON	13,980,000	3.250		04/29/24	3,500,341
	750,000	3.650		07/28/25	191,170
	3,120,000	4.250		06/28/23	793,135
	3,295,000	4.750		02/24/25	868,832
	3,980,000	5.000		02/12/29	1,109,907
	2,600,000	5.850		04/26/23	678,826
	Republic of Senegal
	$380,000	6.750		03/13/48	381,378

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of South Africa
	$1,489,000	4.850%		09/30/29	$1,538,602
	2,647,000	5.750		09/30/49	2,544,098
ZAR	69,169,835	6.250		03/31/36	3,183,951
	28,902,697	7.000		02/28/31	1,651,604
	123,226,857	8.000		01/31/30	7,841,057
	88,505,777	8.250		03/31/32	5,356,857
	78,551,630	8.500		01/31/37	4,392,794
	13,495,150	8.875		02/28/35	800,464
	Republic of Sri Lanka
	$733,000	5.750		04/18/23	529,730
	1,908,000	6.750		04/18/28	1,238,769
	Republic of Turkey
	4,059,000	5.950		01/15/31	3,824,339
	Republic of Turkey
TRY	4,070,000	11.700		11/13/30	357,162
	Republic of Uruguay(c)
	$3,681,791	4.375		01/23/31	4,272,718
	Republic of Uzbekistan(a)
	242,000	3.700		11/25/30	240,835
	Republic of Venezuela(e)
	85,000	6.000		12/09/20	8,500
	190,000	7.000		03/31/38	19,475
	199,000	7.650		04/21/25	20,398
	110,000	7.750		10/13/19	11,000
	175,000	8.250		10/13/24	17,500
	203,000	9.000		05/07/23	20,300
	165,000	9.250		09/15/27	16,500
	145,000	9.250		05/07/28	14,863
	152,000	9.375		01/13/34	15,580
	205,000	11.750		10/21/26	21,013
	205,000	11.950		08/05/31	21,013
	140,000	12.750		08/23/22	14,000
	Republic of Zambia
	675,000	5.375		09/20/22	405,759
	Romanian Government International Bond
	358,000	6.750		02/07/22	374,625
	Russian Federation Bond
RUB	340,726,000	4.500		07/16/25	4,215,248
	Russian Federation Bond
	$3,000,000	4.375		03/21/29	3,357,000
	2,000,000	5.100		03/28/35	2,351,625
RUB	151,234,000	6.900		05/23/29	2,015,037
	89,286,000	7.050		01/19/28	1,204,220
	208,111,000	7.400		12/07/22	2,837,720
	142,800,000	7.650		04/10/30	1,991,159
	48,269,000	7.700		03/16/39	681,250
	62,500,000	8.150		02/03/27	890,071
	46,005,000	8.500		09/17/31	677,417
	Saudi Government International Bond
	$1,497,000	3.250		10/22/30	1,579,335
	Sri Lanka Government International Bond
	565,000	6.350		06/28/24	391,898
	State of Israel(f)
	3,855,000	4.500		04/03/20	4,703,100

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Thailand Government Bond
THB	10,600,000	0.750		06/17/24	339,355
	36,964,000	1.585		12/17/35	1,100,315
	59,886,000	1.600		12/17/29	1,904,315
	22,200,000	2.125		12/17/26	748,152
	26,564,000	2.875		12/17/28	932,438
	69,362,000	3.300		06/17/38	2,488,791
	Turkey Government Bond
TRY	5,300,000	10.500		08/11/27	465,741
	Turkey Government Bond
	3,300,000	12.600		10/01/25	336,129
	Turkey Government International Bond
	$1,275,000	4.750		01/26/26	1,223,602
	Ukraine Government Bond
	1,573,000	7.253		03/15/33	1,576,244
	696,000	7.375		09/25/32	702,220
	399,000	7.750		09/01/27	427,753
	572,000	8.994		02/01/24	628,628
	Ukraine Government International Bond(a)
	1,000,000	6.876		05/21/29	1,002,000
	United Mexican States
	2,416,000	2.659	(c)	05/24/31	2,318,303
MXN	72,212,700	5.750		03/05/26	3,528,605
	40,033,600	6.500		06/09/22	2,014,111
	77,584,700	7.500		06/03/27	4,057,578
	66,841,500	7.750		05/29/31	3,492,554
	8,410,300	8.500		05/31/29	461,656
	51,800,000	8.500		11/18/38	2,755,809
	82,978,200	10.000		12/05/24	4,669,104

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $348,029,017)				$351,207,948

Corporate Obligations – 36.8%
Advertising(c) – 0.4%
	Summer BC Holdco B S.a.r.l.
	$727,000	5.750%		10/31/26	$906,899
	Terrier Media Buyer, Inc.(a)
	2,908,000	8.875		12/15/27	3,151,545

					4,058,444

Aerospace & Defense – 0.5%
	Embraer Netherlands Finance B.V.(a)
	780,000	6.950		01/17/28	873,600
	F-Brasile SpA/F-Brasile US LLC(a)(c)
	611,000	7.375		08/15/26	619,401
	TransDigm, Inc.(c)
	640,000	5.500		11/15/27	665,600
	600,000	6.250	(a)	03/15/26	635,250
	Triumph Group, Inc.(c)
	673,479	6.250	(a)	09/15/24	680,214
	915,000	7.750		08/15/25	905,850
	780,000	8.875	(a)	06/01/24	865,800

					5,245,715

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture(a)(c) – 0.7%
	Amaggi Luxembourg International Sarl
	$1,510,000	5.250%		01/28/28	$1,571,721
	Turning Point Brands, Inc.
	985,000	5.625		02/15/26	1,017,013
	Vector Group Ltd.
	1,150,000	10.500		11/01/26	1,216,125
	Vector Group, Ltd.
	3,498,000	5.750		02/01/29	3,515,490

					7,320,349

Airlines – 0.3%
	Air Canada(a)
	140,000	4.000		07/01/25	214,760
	Delta Air Lines, Inc.
	1,425,000	7.000	(a)	05/01/25	1,656,562
	560,000	7.375	(c)	01/15/26	655,900
	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(a)(c)
	790,000	8.000		09/20/25	896,650

					3,423,872

Automotive – 0.6%
	Dealer Tire LLC/DT Issuer LLC(a)(c)
	1,248,000	8.000		02/01/28	1,319,760
	Ford Motor Co.
	650,000	8.500		04/21/23	727,998
	1,010,000	9.000	(c)	04/22/25	1,232,141
	225,000	9.625	(c)	04/22/30	316,225
	Ford Motor Credit Co. LLC(c)
	50,000	3.810		01/09/24	51,878
	100,000	4.063		11/01/24	105,269
	824,000	4.125		08/17/27	861,559
	435,000	5.584		03/18/24	474,110
	IHO Verwaltungs GmbH(a)(c)(g)
	(PIK 6.750%, Cash 6.000%)
	685,000	6.000		05/15/27	714,969
	(PIK 7.125%, Cash 6.375%)
	535,000	6.375		05/15/29	586,494

					6,390,403

Banks – 2.8%
	Banca Monte dei Paschi di Siena SpA(c)(h) (5 Year EUR Swap + 5.005%)
EUR	1,569,000	5.375		01/18/28	1,690,623
	Banco Davivienda SA(a)(c)(h) (10 year CMT + 5.097%)
	$640,000	6.650		12/31/99	650,592
	Banco Santander SA(c)(h) (-1x 5 Year EUR Swap + 4.534%)
EUR	800,000	4.375		12/31/99	996,665
	Barclays PLC(c)(h)
	(5 year CMT + 5.867%)
	$2,400,000	6.125		12/31/99	2,655,000
	(5 year UK Government Bond + 6.016%)
GBP	460,000	6.375		12/31/99	707,273
	(5 Year USD Swap + 4.842%)
	$2,255,000	7.750		12/31/99	2,477,681
	Commerzbank AG(c)(h)
	(-1x 5 Year EUR Swap + 6.363%)
EUR	400,000	6.125		03/31/99	518,170

Corporate Obligations – (continued)
Banks – (continued)
	(5 year USD Swap + 5.228%)
	$1,000,000	7.000		12/31/99	1,077,500
	Deutsche Bank AG(c)(h) (5 Year CMT + 4.524%)
	1,200,000	6.000		12/31/99	1,252,500
	Development Bank Of Kaza(a)
	450,000	2.950		05/06/31	447,159
	Freedom Mortgage Corp.(a)(c)
	480,000	7.625		05/01/26	500,400
	1,855,000	8.125		11/15/24	1,919,925
	1,565,000	8.250		04/15/25	1,623,688
	Ibercaja Banco SA(c)(h) (-1X 5 year EUR Swap + 2.882%)
EUR	600,000	2.750		07/23/30	718,580
	Intesa Sanpaolo SpA
	$1,300,000	5.710	(a)	01/15/26	1,457,096
	(5 Year EUR Swap + 7.192%)
EUR	582,000	7.750	(c)(h)	12/29/49	848,398
	(5 Year USD Swap + 5.462%)
	$500,000	7.700	(a)(c)(h)	12/29/49	570,000
	Lloyds Banking Group PLC(c)(h) (5 Year USD Swap + 4.496%)
	1,790,000	7.500		12/31/99	2,074,162
	Novo Banco SA/Luxembourg
EUR	95,000	3.500		01/02/43	101,166
	1,015,000	3.500		01/23/43	1,085,088
	UniCredit SpA
	$1,000,000	6.572	(a)	01/14/22	1,038,520
	(5 Year USD ICE Swap + 3.703%)
	3,700,000	5.861	(a)(c)(h)	06/19/32	4,092,015
	(5 Year USD Swap + 5.180%)
	1,270,000	8.000	(c)(h)	04/03/49	1,422,400

					29,924,601

Building Materials – 0.6%
	CEMEX Materials LLC(a)
	1,098,000	7.700		07/21/25	1,258,582
	Cemex SAB de CV(a)(c)
	3,075,000	5.200		09/17/30	3,346,215
	Griffon Corp.(c)
	594,000	5.750		03/01/28	632,610
	SRM Escrow Issuer LLC(a)(c)
	1,650,000	6.000		11/01/28	1,744,875

					6,982,282

Chemicals(a)(c) – 1.1%
	Cornerstone Chemical Co.
	3,645,000	6.750		08/15/24	3,499,200
	GPD Cos., Inc
	850,000	10.125		04/01/26	924,375
	Innophos Holdings, Inc.
	965,000	9.375		02/15/28	1,049,437
	Iris Holdings, Inc.(g)
	615,000	8.750		02/15/26	633,450
	Nouryon Holding B.V.
	925,000	8.000		10/01/26	982,813
	NOVA Chemicals Corp.
	1,108,000	4.250		05/15/29	1,102,460
	Rain CII Carbon LLC/CII Carbon Corp.
	2,760,000	7.250		04/01/25	2,856,600

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a)(c) – (continued)
	Rayonier AM Products, Inc.
	$1,010,000	7.625%		01/15/26	$1,071,862

					12,120,197

Commercial Services(c) – 0.8%
	Adtalem Global Education, Inc.(a)
	1,120,000	5.500		03/01/28	1,120,000
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)
	275,000	5.250		03/15/25	279,812
	Avis Budget Finance Plc
EUR	747,000	4.750		01/30/26	910,654
	CPI CG, Inc.(a)
	$575,000	8.625		03/15/26	600,875
	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(a)
	1,460,000	7.125		07/31/26	1,529,350
	Metis Merger Sub LLC(a)
	955,000	6.500		05/15/29	955,000
	Movida Europe SA(a)
	1,350,000	5.250		02/08/31	1,321,987
	NESCO Holdings II, Inc.(a)
	705,000	5.500		04/15/29	725,269
	Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
	865,000	6.250		01/15/28	907,169
	Team Health Holdings, Inc.(a)
	650,000	6.375		02/01/25	573,625

					8,923,741

Computers(c) – 0.4%
	Banff Merger Sub, Inc.
EUR	1,150,000	8.375		09/01/26	1,456,210
	$375,000	9.750	(a)	09/01/26	398,906
	Flexential Intermediate Corp.(a)
	1,910,000	11.250		08/01/24	2,081,900
	Unisys Corp.(a)
	550,000	6.875		11/01/27	605,000

					4,542,016

Cosmetics/Personal Care(a)(c) – 0.1%
	Coty, Inc.
	800,000	5.000		04/15/26	809,000

Distribution & Wholesale(c) – 0.2%
	Avient Corp.(a)
	705,000	5.750		05/15/25	745,537
	G-III Apparel Group Ltd.(a)
	1,166,000	7.875		08/15/25	1,262,195
	Parts Europe SA
EUR	520,000	6.500		07/16/25	660,286

					2,668,018

Diversified Financial Services – 1.1%
	AG Issuer LLC(a)(c)
	$1,000,000	6.250		03/01/28	1,035,000
	Avation Capital SA(a)(c)(g)
	1,172,000	8.250		10/31/26	949,320

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
	Global Aircraft Leasing Co. Ltd.(a)(c)(g) (PIK 7.250%, Cash 6.500%)
	2,257,490	6.500		09/15/24	2,251,846
	LD Holdings Group LLC(a)(c)
	1,510,000	6.125		04/01/28	1,515,662
	Midcap Financial Issuer Trust(a)(c)
	666,000	6.500		05/01/28	688,478
	Nationstar Mortgage Holdings, Inc.(a)(c)
	1,113,000	6.000		01/15/27	1,163,085
	OneMain Finance Corp.
	1,790,000	7.125		03/15/26	2,085,350
	OneMain Finance Corp.(c)
	400,000	5.375		11/15/29	431,000
	PRA Group, Inc.(a)(c)
	540,000	7.375		09/01/25	576,450
	Voyager Aviation Holdings LLC/Voyager Finance Co.(a)(c)
	1,441,000	9.000		08/15/21	648,450

					11,344,641

Electrical – 0.7%
	Aes Andres BV(a)(c)
	430,000	5.700		05/04/28	435,384
	Comision Federal de Electricidad(c)
	401,000	3.348		02/09/31	384,835
	Edison International(c)(h) (5 Year CMT + 4.698%)
	257,000	5.375		12/31/99	269,850
	Eskom Holdings SOC Ltd.
	742,000	6.750		08/06/23	775,065
	NRG Energy, Inc.(c)
	585,000	7.250		05/15/26	606,206
	Pacific Gas & Electric Co.(c)
	229,266	4.500		07/01/40	230,802
	PG&E Corp.(c)
	824,000	5.000		07/01/28	866,230
	Pike Corp.(a)(c)
	635,000	5.500		09/01/28	655,637
	Talen Energy Supply LLC(a)(c)
	1,430,000	6.625		01/15/28	1,444,300
	1,321,000	7.250		05/15/27	1,354,025
	578,000	10.500		01/15/26	528,870
	Vistra Operations Co. LLC(a)(c)
	480,000	5.500		09/01/26	495,000

					8,046,204

Engineering & Construction – 0.5%
	Abertis Infraestructuras Finance BV(c)(h) (-1X 5 year EUR Swap + 3.694%)
EUR	700,000	3.248		12/31/99	862,833
	ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(a)(c)
	$645,000	4.050		04/27/26	633,713
	Bioceanico Sovereign Certificate Ltd.(b)
	1,294,060	0.000		06/05/34	943,046
	New Enterprise Stone & Lime Co., Inc.(a)(c)
	1,245,000	6.250		03/15/26	1,285,462
	PowerTeam Services LLC(a)(c)
	548,000	9.033		12/04/25	606,910

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction – (continued)
	Tutor Perini Corp.(a)(c)
	$1,565,000	6.875%		05/01/25	$1,615,862

					5,947,826

Entertainment(c) – 1.1%
	AMC Entertainment Holdings, Inc.
	130,000	5.750		06/15/25	93,600
	235,000	6.125		05/15/27	168,025
	Bally’s Corp.(a)
	765,000	6.750		06/01/27	814,725
	Banijay Entertainment SASU(a)
	537,000	5.375		03/01/25	553,110
	Banijay Group SAS
	1,204,000	6.500		03/01/26	1,484,116
	Caesars Entertainment, Inc.(a)
	700,000	6.250		07/01/25	743,750
	500,000	8.125		07/01/27	555,625
	Caesars Resort Collection LLC/CRC Finco, Inc.(a)
	1,342,000	5.250		10/15/25	1,348,710
	Cinemark USA, Inc.(a)
	312,000	5.875		03/15/26	323,310
	Cirsa Finance International S.a.r.l.
EUR	860,000	4.750		05/22/25	1,005,315
	$1,159,000	7.875	(a)	12/20/23	1,180,731
	International Game Technology PLC(a)
	765,000	6.250		01/15/27	855,844
	Scientific Games International, Inc.(a)
	639,000	7.000		05/15/28	686,925
	784,000	8.250		03/15/26	842,800
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
	1,255,000	7.750		04/15/25	1,352,263

					12,008,849

Environmental(a)(c) – 0.2%
	GFL Environmental, Inc.
	300,000	8.500		05/01/27	328,875
	Tervita Corp.
	1,700,000	11.000		12/01/25	1,925,250

					2,254,125

Food & Drug Retailing – 0.3%
	Bellis Acquisition Co. PLC(a)(c)
GBP	750,000	3.250		02/16/26	1,038,221
	New Albertsons LP
	$1,015,000	8.700		05/01/30	1,273,825
	Ulker Biskuvi Sanayi AS(a)
	1,272,000	6.950		10/30/25	1,375,191

					3,687,237

Forest Products&Paper(a)(c) – 0.2%
	Resolute Forest Products, Inc.
	1,350,000	4.875		03/01/26	1,371,938
	Schweitzer-Mauduit International, Inc.
	752,000	6.875		10/01/26	796,180

					2,168,118

Corporate Obligations – (continued)
Gaming(c) – 0.3%
	Inn of the Mountain Gods Resort & Casino(g)
	978,035	9.250		11/30/23	963,364
	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)
	2,054,000	5.875		05/15/25	2,007,785
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
	60,000	4.250		05/30/23	61,500
	325,000	5.250		05/15/27	343,688
	140,000	5.500		03/01/25	149,100

					3,525,437

Healthcare Providers & Services(c) – 0.4%
	Akumin, Inc.(a)
	1,952,000	7.000		11/01/25	2,034,960
	Centene Corp.
	545,000	4.625		12/15/29	591,467
	Lifepoint Health, Inc.(a)
	862,000	5.375		01/15/29	860,922
	Tenet Healthcare Corp.(a)
	1,100,000	6.125		10/01/28	1,156,375

					4,643,724

Home Builders(a)(c) – 0.2%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
	950,000	6.625		01/15/28	1,021,250
	Empire Communities Corp.
	430,000	7.000		12/15/25	459,563
	Mattamy Group Corp.
	605,000	4.625		03/01/30	612,562

					2,093,375

Household Products(a)(c) – 0.1%
	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
	560,000	7.000		12/31/27	541,800

Housewares(a)(c) – 0.1%
	American Greetings Corp.
	1,410,000	8.750		04/15/25	1,454,063

Insurance – 0.4%
	Highlands Holdings Bond Issuer, Ltd./Highlands Holdings Bond Co-Issuer, Inc.(a)(c)(g) (PIK 8.375%, Cash 7.625%)
	1,000,000	7.625		10/15/25	1,067,500
	MGIC Investment Corp.
	740,000	5.250	(c)	08/15/28	780,700
	1,500,000	9.000	(a)	04/01/63	2,010,000

					3,858,200

Internet – 0.5%
	Arches Buyer, Inc.(a)(c)
	1,078,000	6.125		12/01/28	1,106,298
	Cablevision Lightpath LLC(a)(c)
	795,000	5.625		09/15/28	813,881
	Getty Images, Inc.(a)(c)
	845,000	9.750		03/01/27	899,925
	MercadoLibre, Inc.(c)
	564,000	3.125		01/14/31	537,351
	Netflix, Inc.
EUR	1,224,000	3.875		11/15/29	1,780,889

					5,138,344

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies(c) – 0.1%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$385,000	4.750%		09/15/24	$401,844
	815,000	5.250		05/15/27	834,356

					1,236,200

Iron/Steel(c) – 0.9%
	Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)
	4,890,000	8.750		07/15/26	5,189,512
	Mineral Resources Ltd.(a)
	3,770,000	8.125		05/01/27	4,170,563
	United States Steel Corp.
	94,000	6.250		03/15/26	95,880

					9,455,955

Leisure Time(c) – 0.6%
	Carnival Corp.(a)
	1,000,000	9.875		08/01/27	1,175,000
	550,000	10.500		02/01/26	646,938
	175,000	11.500		04/01/23	200,156
	Life Time, Inc.(a)
	610,000	5.750		01/15/26	629,825
	796,000	8.000		04/15/26	835,800
	NCL Corp., Ltd. Class C(a)
	760,000	12.250		05/15/24	921,500
	Pinnacle Bidco PLC
EUR	730,000	5.500		02/15/25	891,096
	Royal Caribbean Cruises Ltd.(a)
	$775,000	9.125		06/15/23	854,438

					6,154,753

Machinery-Diversified(a)(c) – 0.2%
	GrafTech Finance, Inc.
	1,691,000	4.625		12/15/28	1,729,048

Media – 3.6%
	Altice Financing SA(a)(c)
	2,805,000	7.500		05/15/26	2,903,175
	CCO Holdings LLC/CCO Holdings Capital Corp.(a)(c)
	150,000	5.375		06/01/29	162,375
	Cengage Learning, Inc.(a)(c)
	1,250,000	9.500		06/15/24	1,275,000
	CSC Holdings LLC(a)(c)
	150,000	6.500		02/01/29	165,000
	1,695,000	7.500		04/01/28	1,866,619
	Cumulus Media New Holdings, Inc.(a)(c)
	664,000	6.750		07/01/26	683,090
	Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(c)
	2,225,000	5.375		08/15/26	1,618,687
	1,769,000	6.625		08/15/27	955,260
	DISH DBS Corp.
	615,000	5.000		03/15/23	641,138
	180,000	5.875		11/15/24	194,625
	555,000	7.375	(c)	07/01/28	597,319
	275,000	7.750		07/01/26	316,938
	Gray Television, Inc.(a)(c)
	1,186,000	7.000		05/15/27	1,291,257

Corporate Obligations – (continued)
Media – (continued)
	Houghton Mifflin Harcourt Publishers, Inc.(a)(c)
	1,810,000	9.000		02/15/25	1,932,175
	iHeartCommunications, Inc.(c)
	137,309	8.375		05/01/27	146,749
	LCPR Senior Secured Financing DAC(a)(c)
	1,809,000	6.750		10/15/27	1,945,898
	Liberty Interactive LLC
	342,787	3.750	(c)	02/15/30	262,232
	3,975,219	4.000	(c)	11/15/29	3,021,167
	45,000	8.250		02/01/30	51,581
	McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.(a)(c)
	1,215,000	8.000		11/30/24	1,237,781
	Nexstar Broadcasting, Inc.(a)(c)
	880,000	5.625		07/15/27	929,500
	Radiate Holdco LLC/Radiate Finance, Inc.(a)(c)
	1,208,000	6.500		09/15/28	1,259,340
	Salem Media Group, Inc.(a)(c)
	1,810,000	6.750		06/01/24	1,791,900
	Sinclair Television Group, Inc.(a)(c)
	1,000,000	5.500		03/01/30	995,000
	986,000	5.875		03/15/26	1,014,347
	Sirius XM Radio, Inc.(a)(c)
	475,000	5.500		07/01/29	512,406
	Spanish Broadcasting System, Inc.(a)(c)
	1,045,000	9.750		03/01/26	1,005,813
	TEGNA, Inc.(c)
	1,549,000	4.625		03/15/28	1,579,980
	Telenet Finance Luxembourg Notes S.a.r.l.(a)(c)
	1,400,000	5.500		03/01/28	1,478,750
	Univision Communications, Inc.(a)(c)
	1,613,000	6.625		06/01/27	1,742,040
	UPC Holding B.V.(c)
EUR	770,000	3.875		06/15/29	938,424
	Urban One, Inc.(a)(c)
	$1,835,000	7.375		02/01/28	1,899,225
	VTR Finance NV(a)(c)
	1,000,000	6.375		07/15/28	1,080,000
	Ziggo B.V.(a)(c)
	1,725,000	5.500		01/15/27	1,791,844

					39,286,635

Metal Fabricate/Hardware(a)(c) – 0.1%
	Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
	725,000	7.375		12/15/23	737,688

Mining(c) – 1.6%
	Eldorado Gold Corp.(a)
	2,669,000	9.500		06/01/24	2,905,874
	First Quantum Minerals Ltd.(a)
	1,560,000	6.500		03/01/24	1,600,950
	735,000	7.250		04/01/23	746,944
	2,915,000	7.500		04/01/25	3,026,134
	Freeport-McMoRan, Inc.
	2,100,000	5.450		03/15/43	2,554,125

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(c) – (continued)
Hecla Mining Co.
$1,476,000	7.250%		02/15/28	$1,614,375
Hudbay Minerals, Inc.(a)
525,000	6.125		04/01/29	555,844
Mountain Province Diamonds, Inc.(a)
3,440,000	8.000		12/15/22	3,139,000
New Gold, Inc.(a)
590,000	6.375		05/15/25	607,700
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)
1,260,000	7.125		11/01/22	3,150

				16,754,096

Miscellaneous Manufacturing(a)(c) – 0.5%
Bombardier, Inc.
295,000	6.000		10/15/22	294,631
410,000	7.500		12/01/24	415,125
340,000	7.500		03/15/25	339,150
1,366,000	7.875		04/15/27	1,362,585
LSB Industries, Inc.
3,055,000	9.625		05/01/23	3,154,288

				5,565,779

Oil Field Services – 5.3%
Antero Resources Corp.(a)(c)
1,005,000	8.375		07/15/26	1,125,600
Apache Corp.(c)
960,000	4.875		11/15/27	1,010,400
Chesapeake Energy Corp.(a)(c)
780,000	5.500		02/01/26	820,950
Chesapeake Engery Corp.(c)(e)(i)
195,000	7.000		10/01/24	3,900
935,000	7.500		10/01/26	19,869
CITGO Petroleum Corp.(a)(c)
656,000	7.000		06/15/25	674,040
CNX Resources Corp.(a)
205,000	2.250		05/01/26	260,350
415,000	7.250	(c)	03/14/27	447,163
Comstock Resources, Inc.(a)(c)
810,000	6.750		03/01/29	824,175
Endeavor Energy Resources LP/EER Finance, Inc.(a)(c)
1,222,000	5.500		01/30/26	1,264,770
EQT Corp.(c)
460,000	7.625		02/01/25	527,850
800,000	8.500		02/01/30	1,020,000
Guara Norte S.a.r.l.(a)
1,320,000	5.198		06/15/34	1,324,950
KazMunayGas National Co. JSC(c)
1,123,000	3.500		04/14/33	1,161,743
Matador Resources Co.(c)
854,000	5.875		09/15/26	849,730
MEG Energy Corp.(a)(c)
3,677,000	7.125		02/01/27	3,906,812
Murphy Oil Corp.(c)
892,000	6.375		07/15/28	905,380
Northern Oil and Gas, Inc.(a)(c)
875,000	8.125		03/01/28	896,875

Corporate Obligations – (continued)
Oil Field Services – (continued)
Occidental Petroleum Corp.
410,000	2.700	%(c)	02/15/23	411,538
450,000	4.400	(c)	04/15/46	396,000
650,000	4.500	(c)	07/15/44	580,938
505,000	4.625	(c)	06/15/45	458,288
1,225,000	5.550	(c)	03/15/26	1,315,344
455,000	6.375	(c)	09/01/28	509,600
400,000	7.500		05/01/31	476,000
840,000	8.500	(c)	07/15/27	1,023,750
OQ SAOC(a)
670,000	5.125		05/06/28	677,336
PBF Holding Co LLC/PBF Finance Corp.(c)
450,000	7.250		06/15/25	380,250
440,000	9.250	(a)	05/15/25	459,800
Pertamina Persero PT(c)
590,000	1.400		02/09/26	573,775
Petrobras Global Finance B.V.
1,333,000	5.600	(c)	01/03/31	1,437,974
695,000	6.900		03/19/49	778,296
Petroleos de Venezuela SA(e)
700,000	6.000		11/15/26	30,625
Petroleos del Peru SA
3,217,000	5.625		06/19/47	3,281,340
Petroleos Mexicanos(c)
1,202,000	6.875		10/16/25	1,316,190
Petroleos Mexicanos
3,105,000	5.950	(c)	01/28/31	2,997,567
1,400,000	6.500		03/13/27	1,484,000
847,000	6.750		09/21/47	749,595
633,000	6.840	(c)	01/23/30	650,408
1,233,000	7.690	(c)	01/23/50	1,186,762
Petronas Capital Ltd.(c)
2,150,000	2.480	(a)	01/28/32	2,130,650
1,012,000	3.404	(a)	04/28/61	995,676
2,703,000	3.500		04/21/30	2,916,807
1,553,000	4.550		04/21/50	1,838,325
Saudi Arabian Oil Co.(c)
2,541,000	3.500		11/24/70	2,305,449
Shelf Drilling Holdings Ltd.(a)(c)
2,215,000	8.250		02/15/25	1,639,100
Southwestern Energy Co.(c)
690,000	7.500		04/01/26	729,675
70,000	7.750		10/01/27	75,075
Tengizchevroil Finance Co International Ltd.(c)
711,000	2.625		08/15/25	725,353
Transocean Pontus Ltd.(a)(c)
1,672,575	6.125		08/01/25	1,614,035
Transocean, Inc.
480,000	7.500		04/15/31	249,600
1,030,000	11.500	(a)(c)	01/30/27	991,375
USA Compression Partners LP/USA Compression Finance Corp.(c)
995,000	6.875		04/01/26	1,039,775
Vine Energy Holdings LLC(a)(c)
1,490,000	6.750		04/15/29	1,491,743
Viper Energy Partners LP(a)(c)
666,000	5.375		11/01/27	697,349

				57,659,920

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(c) – 0.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
	$565,000	4.125%		08/15/26	$579,125
	895,000	5.250		08/15/27	914,019
	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC(a)
	1,184,000	6.000		09/15/28	1,222,480
	Intertape Polymer Group, Inc.(a)
	735,000	7.000		10/15/26	759,806
	Trivium Packaging Finance BV
EUR	518,000	3.750		08/15/26	638,197

					4,113,627

Pharmaceuticals – 1.1%
	AdaptHealth LLC(a)(c)
	$880,000	4.625		08/01/29	877,800
	Bausch Health Cos., Inc.(a)(c)
	1,500,000	5.250		01/30/30	1,507,500
	1,320,000	6.250		02/15/29	1,395,900
	Cheplapharm Arzneimittel GmbH(a)(c)
	882,000	5.500		01/15/28	918,383
	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(c)
	946,000	6.000		06/30/28	718,960
	638,000	9.500		07/31/27	676,280
	Jazz Securities DAC(a)(c)
	447,000	4.375		01/15/29	455,040
	Lannett Co, Inc.(a)(c)
	1,015,000	7.750		04/15/26	1,022,612
	Nidda Healthcare Holding GmbH(a)(c)
EUR	665,000	3.500		09/30/24	802,462
	Par Pharmaceutical, Inc.(a)(c)
	$1,349,000	7.500		04/01/27	1,416,450
	Teva Pharmaceutical Finance Co. B.V.
	1,800,000	2.950		12/18/22	1,804,500
	Teva Pharmaceutical Finance Netherlands III B.V.
	529,000	3.150		10/01/26	495,938

					12,091,825

Pipelines – 2.1%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(c)
	265,000	5.750		03/01/27	267,650
	Cheniere Energy Partners LP(c)
	455,000	4.500		10/01/29	473,769
	440,000	5.625		10/01/26	458,700
	CNX Midstream Partners LP/CNX Midstream Finance Corp.(a)(c)
	1,755,000	6.500		03/15/26	1,816,425
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
	1,020,000	5.750		04/01/25	1,045,500
	DCP Midstream Operating LP
	620,000	5.625	(c)	07/15/27	676,575
	425,000	8.125		08/16/30	552,500
	EnLink Midstream LLC(c)
	665,000	5.375		06/01/29	665,000
	765,000	5.625	(a)	01/15/28	787,950
	EnLink Midstream Partners LP(c)
	165,000	4.850		07/15/26	166,238

Corporate Obligations – (continued)
Pipelines – (continued)
	Galaxy Pipeline Assets Bidco Ltd.
	331,000	2.160	%(a)	03/31/34	324,380
	1,315,000	2.625	(a)	03/31/36	1,275,550
	2,662,000	2.940		09/30/40	2,590,126
	Genesis Energy LP/Genesis Energy Finance Corp.(c)
	545,000	7.750		02/01/28	549,087
	250,000	8.000		01/15/27	257,500
	Global Partners LP/GLP Finance Corp.(c)
	533,000	6.875		01/15/29	575,640
	942,000	7.000		08/01/27	1,003,230
	KazTransGas JSC
	1,240,000	4.375		09/26/27	1,380,120
	NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(c)
	1,095,000	7.500		02/01/26	1,147,012
	NGL Energy Partners LP/NGL Energy Finance Corp.(c)
	580,000	6.125		03/01/25	514,750
	350,000	7.500		11/01/23	341,250
	155,000	7.500		04/15/26	137,950
	NuStar Logistics LP(c)
	801,000	6.375		10/01/30	879,097
	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(c)
	967,000	6.000		03/01/27	981,505
	2,260,000	6.000		12/31/30	2,265,650
	680,000	7.500		10/01/25	741,200
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
	945,000	5.375		02/01/27	981,619

					22,855,973

Real Estate – 1.5%
	China Evergrande Group
	1,890,000	8.250	(c)	03/23/22	1,850,192
	2,000,000	9.500		04/11/22	1,963,500
	Haya Real Estate SA(c)
EUR	358,000	5.250		11/15/22	361,308
	Kaisa Group Holdings Ltd.(c)
	$650,000	9.375		06/30/24	645,450
	1,000,000	11.950	(a)	10/22/22	1,051,125
	720,000	11.950		10/22/22	756,810
	Realogy Group LLC/Realogy Co-Issuer Corp.(a)(c)
	550,000	5.750		01/15/29	570,625
	Saracen Development LLC(a)(c)(g)(PIK 3.000%, Cash 11.000%)
	1,531,955	11.000		10/15/25	1,761,748
	Sunac China Holdings Ltd.(c)
	1,620,000	8.350		04/19/23	1,691,685
	WeWork Cos., Inc.(a)
	2,255,000	7.875		05/01/25	2,164,800
	Yuzhou Group Holdings Co. Ltd.(c)
	739,000	7.375		01/13/26	623,531
	880,000	7.700		02/20/25	771,925
	Zhenro Properties Group Ltd.(c)
	1,697,000	7.350		02/05/25	1,667,091

					15,879,790

Real Estate Investment Trust(c) – 0.7%
	Diversified Healthcare Trust
	225,000	4.375		03/01/31	218,172
	1,000,000	9.750		06/15/25	1,120,293

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
	Iron Mountain, Inc.(a)
	$620,000	4.875%		09/15/29	$630,850
	795,000	5.625		07/15/32	838,725
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
	880,000	5.250		03/15/22	883,300
	130,000	5.250		10/01/25	131,625
	New Residential Investment Corp.(a)
	3,770,000	6.250		10/15/25	3,821,837

					7,644,802

Retailing – 1.2%
	BCPE Ulysses Intermediate, Inc.(a)(c)(g) (PIK 8.500%, Cash 7.750%)
	466,667	7.750		04/01/27	481,834
	Canwel Building Material Co.(a)
CAD	1,940,000	5.250		05/15/26	1,578,326
	Carvana Co.(a)(c)
	$824,000	5.875		10/01/28	853,870
	Ferrellgas LP/Ferrellgas Finance Corp.(a)(c)
	619,000	5.375		04/01/26	618,226
	990,000	5.875		04/01/29	980,100
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)(c)
	820,000	4.750		06/01/27	861,000
	215,000	5.250		06/01/26	221,181
	LBM Acquisition LLC(a)(c)
	1,456,000	6.250		01/15/29	1,492,400
	Mariposa Borrower, Inc.(i)(j)
	605,000	8.000		10/15/21	214,861
	Park River Holdings, Inc.(a)(c)
	657,000	5.625		02/01/29	638,111
	Petsmart, Inc.(a)(c)
	370,000	7.750		02/15/29	400,525
	Petsmart, Inc.(a)(c)
	250,000	4.750		02/15/28	257,812
	Rite Aid Corp.
	125,000	6.875	(a)	12/15/28	109,688
	230,000	7.700		02/15/27	224,538
	611,000	8.000	(a)(c)	11/15/26	634,676
	Sizzling Platter LLC / Sizzling Platter Finance Corp.(a)(c)
	563,000	8.500		11/28/25	569,334
	Stonegate Pub Co Financing 2019 PLC(c)
GBP	840,000	8.250		07/31/25	1,224,408
	White Cap Parent LLC(a)(c)(g)
	$650,000	8.250		03/15/26	672,750
	Yum! Brands, Inc.
	615,000	6.875		11/15/37	747,225

					12,780,865

Software(a)(c) – 0.2%
	Castle US Holding Corp.
	750,000	9.500		02/15/28	765,000
	Veritas US, Inc./Veritas Bermuda Ltd.
	880,000	7.500		09/01/25	913,000

					1,678,000

Corporate Obligations – (continued)
Sovereign – 0.2%
	1MDB Global Investments Ltd.
	600,000	4.400		03/09/23	605,250
	CBB International Sukuk Programme Co.WLL
	415,000	3.950		09/16/27	421,095
	KSA Sukuk Ltd.
	200,000	2.894		04/20/22	204,600
	Malaysia Wakala Sukuk Bhd(a)
	1,070,000	2.070		04/28/31	1,069,200

					2,300,145

Telecommunication Services – 1.5%
	Altice France Holding SA(c)
EUR	414,000	8.000		05/15/27	541,258
	$890,000	10.500	(a)	05/15/27	1,002,362
	Altice France SA(a)(c)
	2,875,000	7.375		05/01/26	2,979,219
	CommScope Technologies LLC(a)(c)
	820,000	6.000		06/15/25	834,350
	CommScope, Inc.(a)(c)
	2,175,000	8.250		03/01/27	2,327,250
	Digicel Ltd.(a)(c)
	210,000	6.750		03/01/23	197,859
	Frontier Communications Corp.(c)
	101,878	5.875		11/01/29	102,897
	Intelsat Luxembourg SA(c)(e)
	255,000	8.125		06/01/23	10,200
	LogMeIn, Inc.(a)(c)
	727,000	5.500		09/01/27	756,080
	T-Mobile USA, Inc.(c)
	440,000	4.750		02/01/28	468,050
	Telecom Italia Capital SA
	376,000	6.000		09/30/34	423,000
	Telecom Italia Finance SA
EUR	475,000	7.750		01/24/33	843,742
	Telecom Italia SpA(a)
	$1,745,000	5.303		05/30/24	1,906,275
	Telesat Canada/Telesat LLC(a)(c)
	311,000	4.875		06/01/27	304,003
	1,376,000	6.500		10/15/27	1,351,920
	Total Play Telecomunicaciones SA de CV(a)(c)
	846,000	7.500		11/12/25	842,827
	Trilogy International Partners LLC/Trilogy International Finance, Inc.(a)(c)
	700,000	8.875		05/01/22	690,375
	Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)(c)
	565,000	7.750		08/15/28	587,600

					16,169,267

Transportation(a)(c) – 0.1%
	Western Global Airlines LLC
	610,000	10.375		08/15/25	691,588

Trucking & Leasing(a)(c) – 0.2%
	Fortress Transportation & Infrastructure Investors LLC
	710,000	5.500		05/01/28	735,737
	370,000	6.500		10/01/25	384,338
	376,000	6.750		03/15/22	376,075
	1,000,000	9.750		08/01/27	1,155,000

					2,651,150

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Water(a)(c) – 0.1%
Solaris Midstream Holdings LLC
$535,000	7.625%	04/01/26	$557,738

TOTAL CORPORATE OBLIGATIONS
(Cost $378,424,875)			$397,115,425

Bank Loans(k) – 19.2%
Advertising(h) – 0.3%
Clear Channel Outdoor Holdings, Inc. (3M LIBOR + 3.500%)
$3,453,709	3.686%	08/21/26	$3,342,431

Aerospace & Defense(h) – 0.1%
TransDigm, Inc.
(1M LIBOR + 2.250%)
244,347	2.363	08/22/24	241,363
(1M LIBOR + 2.250%)
493,750	2.363	12/09/25	487,356

			728,719

Airlines – 0.4%
AAdvantage Loyalty IP Ltd.(l)
1,500,000	0.000	04/20/28	1,541,250
Allegiant Travel Co.(h) (3M LIBOR + 3.000%)
494,949	3.198	02/05/24	489,921
American Airlines, Inc.(h)
(1M LIBOR + 2.000%)
409,983	2.110	04/28/23	394,211
(1M LIBOR + 2.000%)
188,580	2.115	12/15/23	181,450
Kestrel Bidco, Inc.(h) (6M LIBOR + 3.000%)
984,806	4.000	12/11/26	951,263
Mileage Plus Holdings LLC(h) (3M LIBOR + 5.250%)
250,000	6.250	06/21/27	266,608
United Airlines, Inc.(l)
750,000	0.000	04/13/28	758,302

			4,583,005

Apparel – 0.2%
Birkenstock GmbH & Co. KG(l)
1,000,000	0.000	04/26/28	996,880
Boardriders, Inc.(h) (3M LIBOR + 6.500%)
455,257	7.500	04/23/24	422,023
CBI Buyer, Inc.(h) (1M LIBOR + 3.250%)
750,000	3.750	01/06/28	747,188

			2,166,091

Automotive(h) – 0.2%
Navistar International Corp. (1M LIBOR + 3.500%)
483,750	3.610	11/06/24	483,145
Truck Hero, Inc. (1M LIBOR + 3.750%)
1,250,000	4.500	01/31/28	1,246,738

			1,729,883

Beverages(h) – 0.1%
Triton Water Holdings, Inc (3M LIBOR + 3.500%)
1,000,000	4.000	03/31/28	996,090

Bank Loans(k) – (continued)
Biotechnology – 0.1%
Concordia International Corp.
1,223,600	0.000	09/06/24	1,219,525

Building Materials(h) – 0.1%
Ingersoll-Rand Services Co. (1M LIBOR + 1.750%)
95,259	1.863	03/01/27	93,949
Quikrete Holdings, Inc. (1M LIBOR + 2.500%)
740,625	2.613	02/01/27	732,908

			826,857

Chemicals(h) – 0.1%
H.B. Fuller Co. (1M LIBOR + 2.000%)
287,510	2.116	10/20/24	286,757
PQ Corp. (3M LIBOR + 3.000%)
547,816	4.000	02/07/27	547,405

			834,162

Coal(h) – 0.0%
Peabody Energy Corp. (1M LIBOR + 2.750%)
112,909	2.863	03/31/25	36,978

Commercial Services – 1.8%
Fly Funding II S.a.r.l.(h) (3M LIBOR + 1.750%)
927,329	1.950	08/11/25	908,783
Garda World Security Corp.(l)
500,000	0.000	10/30/26	500,210
HGIM Corp.(h)(j) (3M LIBOR + 6.000%)
184,091	7.000	07/02/23	125,182
Parexel International Corp.(h) (1M LIBOR + 2.750%)
2,830,549	2.863	09/27/24	2,803,432
Prime Security Services Borrower LLC(h) (3M LIBOR + 2.750%)
1,250,000	3.500	09/23/26	1,247,575
Sotheby’s(h) (3M LIBOR + 4.750%)
1,246,875	5.500	01/15/27	1,255,453
Syniverse Holdings, Inc.(h) (3M LIBOR + 5.000%)
5,037,324	6.000	03/09/23	4,962,923
Team Health Holdings, Inc.(h) (1M LIBOR + 2.750%)
3,033,488	3.750	02/06/24	2,820,112
The Hertz Corp.(h) (1M LIBOR + 2.750%)
2,768,054	3.500	06/30/23	2,774,975
Travelport Finance (Luxembourg) S.a.r.l.(h) (3M LIBOR + 1.500%)
1,357,554	2.500	02/28/25	1,383,524
Wand NewCo 3, Inc.(h) (1M LIBOR + 3.000%)
493,750	3.113	02/05/26	486,694

			19,268,863

Computers(h) – 0.5%
Ahead Data Blue LLC (3M LIBOR + 5.000%)
628,906	6.000	10/13/27	631,265
Clarke Holdings Corp. (3M LIBOR + 4.750%)
131,870	5.750	11/03/23	121,132
Flexential Intermediate Corp. (3M LIBOR + 3.500%)
832,842	3.703	08/01/24	772,611
McAfee LLC (1M LIBOR + 3.750%)
1,776,194	3.860	09/30/24	1,774,861
NCR Corp. (3M LIBOR + 2.500%)
375,294	2.690	08/28/26	368,726

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Computers(h) – (continued)
NeuStar, Inc. (3M LIBOR + 8.000%)
$223,680	9.000%	08/08/25	$201,113
Perforce Software, Inc. (1M LIBOR + 3.750%)
246,875	3.863	07/01/26	243,532
Tempo Acquisition LLC (1M LIBOR + 2.750%)
729,318	2.863	05/01/24	727,859
Virtusa Corp. (1M LIBOR + 4.250%)
750,000	5.000	02/11/28	754,223

			5,595,322

Cosmetics & Personal Care(h) – 0.2%
Coty, Inc. (1M LIBOR + 2.250%)
81,496	2.360	04/07/25	77,982
Journey Personal Care Corp. (3M LIBOR + 4.250%)
1,000,000	5.000	03/01/28	1,000,000
Revlon Consumer Products Corp.(i) (3M LIBOR + 3.500%)
2,728,642	4.250	09/07/23	1,394,336

			2,472,318

Distribution & Wholesale(h) – 0.1%
American Tire Distributors Holdings, Inc. (1M LIBOR + 7.500%)
1,596,576	8.500	09/02/24	1,566,640

Diversified Financial Services – 0.1%
Avolon TLB Borrower 1 (US) LLC(h) (1M LIBOR + 1.750%)
554,569	2.500	01/15/25	550,931
Delos Finance S.a.r.l.(h) (3M LIBOR + 1.750%)
130,000	1.953	10/06/23	129,790
Ditech Holding Corp.(j)
234,152	0.000	06/30/22	43,124

			723,845

Electronics(h) – 0.0%
TTM Technologies, Inc. (1M LIBOR + 2.500%)
125,912	2.615	09/28/24	125,282

Entertainment(h) – 1.1%
AMC Entertainment Holdings, Inc. (3M LIBOR + 3.000%)
558,116	3.195	04/22/26	490,389
Crown Finance US, Inc. (6M LIBOR + 2.500%)
912,052	3.500	02/28/25	781,191
Delta 2 (LUX) S.a.r.l. (1M LIBOR + 2.500%)
1,715,000	3.500	02/01/24	1,703,355
East Valley Tourist Development Authority(j) (3M LIBOR + 8.000%)
731,223	9.000	03/07/22	720,254
Lions Gate Capital Holdings LLC (1M LIBOR + 2.250%)
383,768	2.363	03/24/25	379,612
Metro-Goldwyn-Mayer, Inc. (1M LIBOR + 2.500%)
724,938	2.620	07/03/25	717,463
NASCAR Holdings, Inc (1M LIBOR + 2.750%)
1,103,108	2.863	10/19/26	1,094,989
Scientific Games International, Inc. (1M LIBOR + 2.750%)
764,502	2.863	08/14/24	752,889
SeaWorld Parks & Entertainment, Inc. (1M LIBOR + 3.000%)
3,471,168	3.750	03/31/24	3,427,778
The Stars Group Holdings B.V. (3M LIBOR + 3.500%)
1,100,579	3.703	07/10/25	1,102,714

Bank Loans(k) – (continued)
Entertainment(h) – (continued)
William Morris Endeavor Entertainment LLC (1M LIBOR + 2.750%)
744,679	2.870	05/18/25	726,531

			11,897,165

Food & Drug Retailing(h) – 0.1%
B&G Foods, Inc. (1M LIBOR + 2.500%)
412,917	2.613	10/10/26	412,058
US Foods, Inc. (1M LIBOR + 1.750%)
466,939	1.863	06/27/23	461,354
UTZ Quality Foods, LLC (1M LIBOR + 3.000%)
229,425	3.113	01/20/28	229,138

			1,102,550

Food Service(h) – 0.0%
8th Avenue Food & Provisions, Inc. (1M LIBOR + 3.500%)
488,750	3.608	10/01/25	487,733

Gaming(h) – 0.8%
Boyd Gaming Corp. (1 Week LIBOR + 2.250%)
187,089	2.337	09/15/23	186,679
Caesars Resort Collection LLC (1M LIBOR + 2.750%)
2,362,293	2.863	12/23/24	2,334,820
CityCenter Holdings LLC (1M LIBOR + 2.250%)
915,519	3.000	04/18/24	904,533
Golden Nugget, Inc. (2M LIBOR + 2.500%)
4,887,022	3.250	10/04/23	4,823,295
Station Casinos LLC (1M LIBOR + 2.250%)
97,097	2.500	02/08/27	95,618

			8,344,945

Hand/Machine Tools(h) – 0.2%
Alliance Laundry Systems LLC (3M LIBOR + 3.500%)
997,500	4.250	10/08/27	996,772
Apex Tool Group LLC (1M LIBOR + 5.500%)
977,725	6.750	08/01/24	977,725

			1,974,497

Health Care – Services – 0.2%
Phoenix Guarantor, Inc.(l)
750,000	0.000	03/05/26	742,875
Verscend Holding Corp.(h) (3M LIBOR + 4.000%)
1,250,000	4.113	08/27/25	1,248,825

			1,991,700

Healthcare Providers & Services – 2.1%
AHP Health Partners, Inc.(h) (1M LIBOR + 3.750%)
1,500,000	4.750	06/30/25	1,500,945
Air Methods Corp.(h) (3M LIBOR + 3.500%)
620,178	4.500	04/22/24	610,026
ATI Holdings Acquisition, Inc.(h) (6M LIBOR + 3.500%)
371,078	4.500	05/10/23	370,633
BW NHHC Holdco, Inc.(h) (3M LIBOR + 5.000%)
996,164	5.189	05/15/25	925,964
Carestream Dental Equiment, Inc(h) (3M LIBOR + 3.250%)
$337,599	4.250%	09/01/24	$332,535
Carestream Health, Inc.(h) (3M LIBOR + 6.750%)
1,363,865	7.750	05/08/23	1,362,160

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Healthcare Providers & Services – (continued)
DaVita, Inc.(h) (1M LIBOR + 1.750%)
$93,763	1.863%	08/12/26	$93,110
Envision Healthcare Corp.(h) (1M LIBOR + 3.750%)
2,535,016	3.863	10/10/25	2,120,313
Global Medical Response, Inc.(h)(3M LIBOR + 4.750%)
997,500	5.750	10/02/25	998,498
Lifescan Global Corp.(h) (3M LIBOR + 6.000%)
2,743,811	6.202	10/01/24	2,686,493
MED ParentCo. LP(h) (1M LIBOR + 4.250%)
247,564	4.363	08/31/26	246,264
MMM Holdings, Inc.(h) (1M LIBOR + 5.750%)
974,026	6.750	12/24/26	973,110
Onex TSG Intermediate Corp.(h) (3M LIBOR + 4.750%)
500,000	5.500	02/28/28	494,375
Phoenix Guarantor Inc(l)
500,000	0.000	03/05/26	496,389
Pluto Acquisition I, Inc.(h) (1M LIBOR + 5.000%)
498,750	5.500	06/22/26	500,620
PPD, Inc.(h) (1M LIBOR + 2.250%)
500,000	2.750	01/13/28	498,750
Quorum Health Corp.(h) (3M LIBOR + 8.250%)
61,892	9.250	04/29/25	62,924
RegionalCare Hospital Partners Holdings, Inc.(h) (1M LIBOR + 3.750%)
2,509,556	3.863	11/16/25	2,498,941
Select Medical Corp.(h) (1M LIBOR + 2.250%)
729,077	2.370	03/06/25	720,423
Surgery Center Holdings, Inc.(h) (1M LIBOR + 3.750%)
3,603,550	4.250	09/03/24	3,588,343
Viant Medical Holdings, Inc.(h) (1M LIBOR + 3.750%)
731,323	3.863	07/02/25	709,266
Vyaire Medical, Inc.(h) (3M LIBOR + 4.750%)
584,338	5.750	04/16/25	497,172

			22,287,254

Home Furnishings(h) – 0.0%
Mattress Firm Inc (6M LIBOR + 5.250%)
487,500	6.250	11/26/27	494,203

Household Products(h) – 0.2%
Kronos Acquisition Holdings, Inc. (3M LIBOR + 3.750%)
1,745,625	4.250	12/22/26	1,720,069

Insurance(h) – 0.2%
Acrisure LLC (3M LIBOR + 3.500%)
495,000	3.703	02/15/27	486,748
Alliant Holdings Intermediate LLC (1M LIBOR + 3.250%)
491,162	3.363	05/09/25	484,688
Asurion LLC (1M LIBOR + 3.250%)
250,000	3.363	07/31/27	248,073
USI, Inc.
(3M LIBOR + 3.000%)
493,606	3.203	05/16/24	488,053
(3M LIBOR + 3.250%)
249,370	3.453	12/02/26	246,921

			1,954,483

Bank Loans(k) – (continued)
Internet(h) – 0.1%
Cablevision Lightpath LLC (1M LIBOR + 3.250%)
995,000	3.750	11/30/27	990,523

Leisure Time(h) – 0.5%
Carnival Corp. (1M LIBOR + 7.500%)
148,875	8.500	06/30/25	153,155
ClubCorp Holdings, Inc. (3M LIBOR + 2.750%)
2,202,518	2.953	09/18/24	2,117,171
Equinox Holdings, Inc. (3M LIBOR + 3.000%)
1,891,891	4.000	03/08/24	1,794,666
Life Time Fitness Inc (3M LIBOR + 4.750%)
1,496,250	5.750	12/16/24	1,500,933

			5,565,925

Machinery(k) – 0.0%
The Hillman Group, Inc.
415,612	0.000	02/24/28	413,118

Media – 1.7%
Cengage Learning, Inc.(h) (3M LIBOR + 4.250%)
3,830,911	5.250	06/07/23	3,811,143
CSC Holdings LLC(h)
(1M LIBOR + 2.250%)
879,503	2.365	07/17/25	868,536
178,629	2.365	01/15/26	176,524
Diamond Sports Group LLC(l)
2,495,000	0.000	08/24/26	1,777,688
Entercom Media Corp.(h) (1M LIBOR + 2.500%)
433,378	2.611	11/18/24	426,661
Gray Television, Inc.(h) (1M LIBOR + 2.500%)
742,742	2.615	01/02/26	737,275
Houghton Mifflin Harcourt Publishing Co.(h) (1M LIBOR + 6.250%)
1,227,145	7.250	11/22/24	1,224,948
iHeartCommunications, Inc.(h) (1M LIBOR + 3.000%)
2,866,921	3.113	05/01/26	2,829,307
LCPR Loan Financing LLC(h) (1M LIBOR + 3.750%)
204,208	3.865	10/15/28	204,463
McGraw-Hill Global Education Holdings LLC(h) (3M LIBOR + 4.750%)
2,430,783	5.750	11/01/24	2,444,954
Meredith Corp.(h) (3M LIBOR + 4.250%)
496,250	5.250	01/31/25	503,485
Nexstar Broadcasting, Inc.(h) (1M LIBOR + 2.250%)
435,875	2.356	01/17/24	433,813
Nielsen Finance LLC(h)(1M LIBOR + 2.000%)
55,193	2.113	10/04/23	55,042
Sinclair Television Group, Inc.(h)
(1M LIBOR + 2.250%)
525,911	2.370	01/03/24	520,936
(1M LIBOR + 2.500%)
16,224	2.620	09/30/26	15,996
The McClatchy Co.(h)(j) (1M LIBOR + 10.000%)
1,537,665	10.113	07/15/26	1,522,288
Univision Communications, Inc.(h) (1M LIBOR + 2.750%)
179,320	3.750	03/15/24	178,673
WideOpenWest Finance LLC(h) (1M LIBOR + 3.250%)
891,955	4.250	08/18/23	889,547

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Media – (continued)
Ziggo Financing Partnership B.V.(h) (1M LIBOR + 2.500%)
$240,000	2.615%		04/30/28	$237,367

				18,858,646

Metal Fabricate/Hardware(h) – 0.0%
Advanced Drainage Systems, Inc. (1M LIBOR + 2.250%)
78,482	2.375		07/31/26	78,417

Mining(h)(j) – 0.1%
Arctic Canadian Diamond Co.Ltd
(3M LIBOR + 5.000%)
99,428	6.000		12/31/24	99,428
(3M LIBOR + 5.000%)
591,278	5.000		12/31/27	591,278

				690,706

Oil Field Services – 0.3%
Citgo Petroleum Corp.(h) (6M LIBOR + 6.250%)
397,779	7.250		03/28/24	397,612
Delek US Holdings, Inc.(h) (1M LIBOR + 2.250%)
489,939	2.363		03/31/25	475,060
Fieldwood Energy LLC
2,970,133	0.000	(j)	04/11/22	1,107,860
425,300	0.000		04/11/23	20,627
Gulf Finance LLC(h) (1M LIBOR + 5.250%)
2,075,739	6.250		08/25/23	1,769,131

				3,770,290

Packaging – 0.3%
Klockner-Pentaplast of America, Inc.(l)
1,000,000	0.000		02/12/26	996,560
Reynolds Group Holdings, Inc.(h)
(1M LIBOR + 2.750%)
540,831	2.863		02/05/23	539,403
(1M LIBOR + 3.250%)
748,125	3.359		02/05/26	741,018
TricorBraun Holdings, Inc.(h)
(3M LIBOR + 1.625%)
4,162	1.625		03/03/28	3,795
(3M LIBOR + 3.250%)
555,134	3.750		03/03/28	549,505

				2,830,281

Pharmaceuticals(h) – 1.2%
Alphabet Holding Co., Inc.
(1M LIBOR + 3.500%)
237,971	3.613		09/26/24	237,933
(1M LIBOR + 7.750%)
350,000	7.863		09/26/25	351,313
Amneal Pharmaceuticals LLC (1M LIBOR + 3.500%)
245,510	3.625		05/04/25	240,485
Bausch Health Cos., Inc.
(1M LIBOR + 2.750%)
1,997,426	2.863		11/27/25	1,991,195
(1M LIBOR + 3.000%)
2,318,494	3.113		06/02/25	2,313,996
Change Healthcare Holdings LLC (3M LIBOR + 2.500%)
1,046,885	3.500		03/01/24	1,045,220

Bank Loans(k) – (continued)
Pharmaceuticals(h) – (continued)
Gainwell Acquisition Corp. (3M LIBOR + 4.000%)
998,750	4.750		10/01/27	998,750
Grifols Worldwide Operations USA, Inc. (1 Week LIBOR + 2.000%)
478,788	2.087		11/15/27	472,870
Mallinckrodt International Finance S.A.
(3M LIBOR + 5.250%)
2,059,426	5.500		09/24/24	1,998,940
(3M LIBOR + 5.500%)
2,192,172	5.750		02/24/25	2,128,358
Patterson Medical Holdings, Inc. (3M LIBOR + 3.750%)
778,622	7.000		08/29/22	774,729

				12,553,789

Pipelines(h) – 0.2%
Blackstone CQP Holdco LP (3M LIBOR + 3.500%)
491,250	3.687		09/30/24	490,405
Epic Y-Grade Services LP (3M LIBOR + 6.000%)
1,556,721	7.000		06/30/27	1,307,645
Traverse Midstream Partners LLC (1M LIBOR + 5.500%)
684,934	6.500		09/27/24	684,291

				2,482,341

Real Estate(h) – 0.0%
Realogy Group LLC
(1M LIBOR + 1.750%)
185,019	1.863		02/08/23	183,400
(1M LIBOR + 2.250%)
111,296	3.000		02/08/25	110,275

				293,675

Regional (state/provnc)(h) – 0.1%
Mashantucket (Western) Pequot Tribe (1M LIBOR + 7.125%)
1,468,135	8.375		02/16/22	1,449,783

Retail(h) – 0.0%
Belk, Inc.
(3M LIBOR + 10.000%)
493,359	13.000		07/31/25	316,776
(3M LIBOR + 7.500%)
112,852	8.500		07/31/25	112,663

				429,439

Retailing(h) – 1.1%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 1.750%)
812,032	1.863		11/19/26	798,707
Academy Ltd. (1M LIBOR + 5.000%)
1,496,250	5.750		10/28/27	1,497,806
CWGS Group LLC (1M LIBOR + 2.750%)
1,529,437	3.500		11/08/23	1,523,701
EG America LLC (3M LIBOR + 4.000%)
286,599	4.203		02/07/25	282,300
EG Group Ltd. (3M LIBOR + 4.000%)
395,918	4.203		02/07/25	389,980
J.C. Penney Corp, Inc. (1M LIBOR + 8.500%)
285,285	9.500		12/07/26	268,168
Jo-Ann Stores, Inc. (3M LIBOR + 5.000%)
500,000	6.000		10/20/23	497,735

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Retailing(h) – (continued)
Park River Holdings, Inc. (3M LIBOR + 3.250%)
$1,250,000	4.000%		12/28/27	$1,242,187
PetSmart, Inc. (3M LIBOR + 3.750%)
2,727,000	4.500		02/12/28	2,732,454
Serta Simmons Bedding LLC
(1M LIBOR + 7.500%)
1,031,000	8.500		08/10/23	983,708
(3M LIBOR + 3.500%)
84,779	4.500	(j)	11/08/23	65,280
(3M LIBOR + 8.000%)
156,560	9.000		11/08/24	104,113
Staples, Inc. (3M LIBOR + 5.000%)
750,000	5.205		04/16/26	732,562
White Cap Buyer LLC (3M LIBOR + 4.000%)
496,253	4.500		10/19/27	495,891

				11,614,592

Semiconductors(h) – 0.0%
Bright Bidco B.V. (6M LIBOR + 3.500%)
76,770	4.500		06/30/24	58,533
MACOM Technology Solutions Holdings, Inc. (1M LIBOR + 2.250%)
89,956	2.363		05/17/24	89,281

				147,814

Software(h) – 2.0%
Banff Merger Sub, Inc. (1M LIBOR + 3.750%)
747,855	3.863		10/02/25	743,540
Blackboard, Inc. (3M LIBOR + 6.000%)
991,851	7.000		06/30/24	989,997
Ceridian HCM Holding, Inc. (1 Week LIBOR + 2.500%)
1,486,063	2.587		04/30/25	1,460,518
Dynatrace LLC (1M LIBOR + 2.250%)
284,864	2.363		08/22/25	283,155
Epicor Software Corp. (1M LIBOR + 3.250%)
1,994,987	4.000		07/30/27	1,990,898
Finastra USA, Inc. (6M LIBOR + 3.500%)
3,102,067	4.500		06/13/24	3,045,858
Greeneden U.S. Holdings II LLC (1M LIBOR + 4.000%)
498,750	4.750		12/01/27	499,498
Greenway Health LLC (3M LIBOR + 3.750%)
124,757	4.750		02/16/24	117,888
Informatica LLC (1M LIBOR + 3.250%)
1,984,975	3.363		02/25/27	1,966,018
MA FinanceCo. LLC (1M LIBOR + 2.750%)
237,917	2.863%		06/21/24	234,720
Mavenir Systems, Inc. (3M LIBOR + 6.000%)
584,962	7.000		05/08/25	583,500
Rackspace Technology Global, Inc. (3M LIBOR + 2.750%)
2,291,174	3.500		02/15/28	2,271,378
Riverbed Technology, Inc. (3M LIBOR + 6.000%)
1,542,122	7.000		12/31/25	1,458,801
Seattle SpinCo, Inc. (1M LIBOR + 2.750%)
1,606,713	2.863		06/21/24	1,585,118
SkillSoft Corp. (3M LIBOR + 7.500%)
294,802	8.500		04/27/25	293,882

Bank Loans(k) – (continued)
Software(h) – (continued)
Sophia, L.P. (3M LIBOR + 3.750%)
1,246,875	4.500		10/07/27	1,245,840
SS&C Holdings Europe S.a.r.l. (1M LIBOR + 1.750%)
318,389	1.863		04/16/25	314,441
SS&C Technologies, Inc. (1M LIBOR + 1.750%)
429,311	1.863		04/16/25	423,987
The Dun & Bradstreet Corp. (1M LIBOR + 3.250%)
748,125	3.361		02/06/26	743,681
The Ultimate Software Group, Inc. (3M LIBOR + 3.250%)
748,125	4.000		05/04/26	748,357
Tibco Software, Inc. (1M LIBOR + 3.750%)
360,522	3.870		06/30/26	357,703

				21,358,778

Technology – Software/Services – 0.3%
NeuStar, Inc. (h) (3M LIBOR + 3.500%)
964,792	4.500		08/08/24	904,145
Peraton Holding Corp.(h) (1M LIBOR + 3.750%)
144,932	4.500		02/01/28	144,751
Pitney Bowes Inc.(h) (1M LIBOR + 4.000%)
1,350,000	4.120		03/17/28	1,347,746
Syncsort Inc.(l)
750,000	0.000		04/23/28	746,520

				3,143,162

Telecommunication Services – 1.9%
Altice France SA(h)
(3M LIBOR + 3.688%)
748,062	3.871		01/31/26	741,330
(3M LIBOR + 4.000%)
977,450	4.198		08/14/26	973,608
Avaya, Inc.(h) (1M LIBOR + 4.250%)
500,000	4.365		12/15/27	500,520
CenturyLink, Inc.(h) (1M LIBOR + 2.250%)
483,775	2.363		03/15/27	477,849
CommScope, Inc.(h) (1M LIBOR + 3.250%)
1,612,238	3.363		04/06/26	1,599,146
Delta TopCo, Inc.(h) (3M LIBOR + 3.750%)
500,000	4.500		12/01/27	499,645
Eagle Broadband Investments LLC(h) (3M LIBOR + 3.000%)
997,500	3.750		11/12/27	995,755
Frontier Communications Corp.(l)
847,458	0.000		10/08/27	843,924
GOGO Intermediate Holdings LLC(l)
750,000	0.000		04/21/28	744,998
Intelsat Jackson Holdings SA
500,000	0.000	(l)	01/02/24	508,750
(1M LIBOR + 4.750%)
7,327,000	8.000	(h)	11/27/23	7,437,858
iQor US Inc.(h) (1M LIBOR + 7.500%)
60,737	7.608		11/20/24	60,838
167,901	8.500		11/20/25	165,718
Maxar Technologies Ltd.(h) (1M LIBOR + 2.750%)
1,375,737	2.863		10/04/24	1,359,682

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Telecommunication Services – (continued)
MLN US Holding Co. LLC(h) (1M LIBOR + 4.500%)
$178,596	4.610%	11/30/25	$157,363
Plantronics, Inc.(h) (1M LIBOR + 2.500%)
455,522	2.613	07/02/25	449,386
West Corp.(h)
(3M LIBOR + 3.500%)
104,487	4.500	10/10/24	101,062
(3M LIBOR + 4.000%)
2,481,562	5.000	10/10/24	2,420,565

			20,037,997

Telecommunications – Internet & Data(h) – 0.2%
Avaya, Inc.(1M LIBOR + 4.000%)
2,000,000	4.115	12/15/27	2,001,780

TOTAL BANK LOANS
(Cost $208,441,934)			$207,181,666

Shares	Description	Value

Common Stocks – 0.7%
Automobiles(e)(i) – 0.0%
65,182	Monitronics International, Inc.	$489,517

Chemicals(e) – 0.1%
42,218	Hexion Holdings Corp. Class B	654,379

Commercial Services & Supplies(e) – 0.0%
10,879	Cenveo, Inc.	130,548

Diversified Consumer Services(e)(j) – 0.0%
7,679	Premier Brands Group Holdings LLC	10,881

Diversified Financial Services(e) (i) – 0.0%
5,500	Copper Earnout Trust	58,096

Diversified Telecommunication Services(e) – 0.1%
33,198	Frontier Communications Corp.	995,940

Energy Equipment & Services(e) – 0.0%
14,704	Noble Corp.(j) (Energy Equipment & Services)	276,436
17,981	Parker Drilling Co.	97,097

		373,533

Health Care Technology(e)(j) – 0.0%
2,776	MModal, Inc.	347

Internet Software & Services(e)(j) – 0.0%
2,768	Skillsoft Class A Shares	456,720

Media(e) – 0.1%
123,364	Clear Channel Outdoor Holdings, Inc.	309,643

Common Stocks – (continued)
Media(e) – (continued)
18,534	Cumulus Media, Inc. Class A	178,112
13,819	iHeartMedia, Inc. Class A	264,496

		752,251

Metals & Mining(e)(j) – 0.0%
627	Arctic Canadian Diamond Co.Ltd	—

Multiline Retail(e)(j) – 0.0%
68	Belk, Inc.	1,496

Oil, Gas & Consumable Fuels – 0.2%
4,818	California Resources Corp.(e)	114,187
1,342	Chesapeake Energy Corp.(e)	61,155
38,186	Extraction Oil & Gas, Inc.(e)	1,595,411
9,744	Tourmaline Oil Corp.(i)	210,235
4,245	Valaris Ltd.(e)	93,347

		2,074,335

Real Estate – 0.1%
41,250	Copper Property CTL Pass Through Trust	733,219

Specialty Retail(e)(j) – 0.1%
7,504	GTRC	1,107,966

Wireless Telecommunication Services(e) – 0.0%
5,606	iQor US Inc.	74,840
16,319	Windstream Corp.	203,988

		278,828

TOTAL COMMON STOCKS
(Cost $9,644,207)		$8,118,056

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 2.2%
Collateralized Mortgage Obligations – 1.4%
Interest Only(m) – 0.8%
GNMA REMIC Series 2020-104, Class HI
$7,996,367	3.000%	07/20/50	$1,049,371
GNMA REMIC Series 2020-123, Class IN
7,963,999	2.500	08/20/50	1,049,968
GNMA REMIC Series 2020-133, Class GI
3,908,526	2.500	09/20/50	526,608
GNMA REMIC Series 2020-167, Class BI
4,228,846	2.500	11/20/50	528,223
GNMA REMIC Series 2020-176, Class NI
5,684,236	2.500	11/20/50	625,021
GNMA REMIC Series 2020-51, Class IO
13,576,171	3.000	04/20/50	1,868,203

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(m) – (continued)
GNMA REMIC Series 2020-62, Class MI
$2,022,418	3.000%	05/20/50	$221,895
GNMA REMIC Series 2020-65, Class ES(h) (-1X 1M USD LIBOR + 6.050%)
5,466,487	5.934	05/20/50	1,237,220
GNMA REMIC Series 2020-78, Class AS(h) (-1x1M USD LIBOR + 6.150%)
7,414,732	6.034	06/20/50	1,657,588
GNMA REMIC Series 2020-78, Class SQ(h) (-1x1M USD LIBOR + 6.150%)
1,910,898	6.034	06/20/50	405,623

			9,169,720

Regular Floater(a)(h) – 0.2%
Bellemeade Re Ltd Series 2020-4A Class M2B (1M USD LIBOR + 3.600%)
250,000	3.706	06/25/30	252,327
CHL GMSR Issuer Trust Series 2018-GT1, Class A (1M USD LIBOR + 2.750%)
1,975,000	2.856	05/25/23	1,969,786

			2,222,113

Sequential Fixed Rate(a) – 0.1%
L1C LLC Series 2020-1
1,000,000	5.290	08/25/51	1,005,498

Sequential Fixed Rate – 0.3%
Credit Suisse Mortgage Trust 04/23 1
3,000,000	1.000	04/15/23	3,017,471

			15,414,802

Commercial Mortgage-Backed Securities(h) – 0.8%
Interest Only – 0.4%
GNMA REMIC Series 2020-118 Class IO
9,975,167	1.022	06/16/62	857,439
GNMA REMIC Series 2021-45 Class IO
12,233,141	0.842	04/16/63	1,015,753
GNMA REMIC Series 2021-70 Class IO
13,000,000	0.751	04/16/63	1,002,790
GNMA REMIC Series 2019-156, Class IO
12,340,544	0.699	11/16/61	819,216
GNMA REMIC Series 2020-52, Class IO
6,623,990	0.899	10/16/62	570,825
GNMA REMIC Series 2020-81, Class IO
3,415,364	0.922	02/16/61	254,789

			4,520,812

Regular Floater(a) (h) – 0.2%
CSMC TMIC Series 2020 TMIC Class A (1M USD LIBOR + 3.000%)
1,000,000	3.250	12/15/35	1,011,239
CSMC TMIC Series 2020 TMIC Class B (1M USD LIBOR + 5.000%)
350,000	5.250	12/15/35	353,076

			1,364,315

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) (h) – 0.2%
CSMC Trust Series 2020-LOTS, Class A (1M USD LIBOR + 3.975%)
2,044,860	4.725	07/15/22	2,042,468

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$7,927,595

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $22,612,727)			$23,342,397

Asset-Backed Securities – 2.3%
Automotive(a) – 0.1%
Hertz Vehicle Financing II LP Series 2016-4A, Class A
$226,332	2.650%	07/25/22	$227,311
Hertz Vehicle Financing II LP Series 2017-1A, Class A
273,202	2.960	10/25/21	274,969
Hertz Vehicle Financing II LP Series 2019-3A, Class A
214,967	2.670	12/26/25	215,216

			717,496

Collateralized Loan Obligations(a)(h) – 1.7%
Bain Capital Credit CLO Series 2021-3A, Class E (-1X 3M USD LIBOR + 6.500%)
500,000	1.000	07/24/34	500,000
BlueMountain CLO XXXI Ltd. Series 2021-31A, Class E (-1X 3M USD LIBOR + 6.530%)
1,000,000	1.000	04/19/34	995,000
Carlyle U.S. CLO Ltd. Series 2020-1A, Class D (3M USD LIBOR + 7.790%)
500,000	7.978	07/20/31	501,079
CBAM, Ltd. Series 2018-5A Class A (3M USD LIBOR + 1.020%)
975,000	1.210	04/17/31	975,258
CIFC Funding III, Ltd. Series 2017-3A Class A1 (3M USD LIBOR + 1.220%)
305,000	1.408	07/20/30	305,411
Dryden 64 CLO, Ltd. Series 2018-64A Class A (3M USD LIBOR + 0.970%)
1,000,000	1.160	04/18/31	1,000,602
ICG U.S. CLO Ltd. Series 2020-1A, Class C (-1X 3M USD LIBOR + 4.250%)
1,000,000	4.434	10/22/31	1,003,685
Mountain View CLO XIV Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.050%)
1,040,000	3.968	04/15/29	1,040,320
Octagon Investment Partners 48 Ltd. Series 2020-3A, Class D (3M USD LIBOR + 4.000%)
1,400,000	4.188	10/20/31	1,404,904
Octagon Loan Funding, Ltd. Series 2014-1A Class ARR (3M USD LIBOR + 1.180%)
2,000,000	1.369	11/18/31	2,000,046
OHA Credit Funding 9 Ltd. Series 2021-9A, Class D (-1X 3M USD LIBOR + 2.950%)
1,500,000	1.000	07/19/35	1,500,000

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(h) – (continued)
OHA Loan Funding, Ltd. Series 2016-1A Class AR (3M USD LIBOR + 1.260%)
$280,000	1.448%	01/20/33	$280,471
Sound Point CLO XXIII Series 2019-2A, Class D (3M USD LIBOR + 3.860%)
2,629,000	4.044	04/15/32	2,632,107
Stratus CLO Ltd. Series 2020-2A, Class D (3M USD LIBOR + 3.650%)
1,000,000	3.834	10/15/28	1,001,857
Stratus CLO Ltd. Series 2020-2A, Class E (3M USD LIBOR + 7.100%)
500,000	7.284	10/15/28	500,980
Symphony CLO XVIII Ltd. Series 2016-18A, Class D (3M USD LIBOR + 4.000%)
1,100,000	4.173	01/23/28	1,100,882
Venture 32 CLO, Ltd. Series 2018-32A Class A1 (3M USD LIBOR + 1.100%)
1,000,000	1.290	07/18/31	998,895
Voya CLO Ltd. Series 2017-1A, Class C (3M USD LIBOR + 3.330%)
1,000,000	3.520	04/17/30	982,438

			18,723,935

Home Equity(h) – 0.1%
Countrywide Asset-Backed Certificates Series 2007-BC3, Class 2A3 (1M USD LIBOR + 0.180%)
422,106	0.286	11/25/47	416,613
Nationstar HECM Loan Trust Series 2020-1A, Class M3(a)
1,000,000	2.820	09/25/30	1,003,369

			1,419,982

Other(a) – 0.4%
AASET U.S. Ltd. Series 2018-2A, Class A
1,673,338	4.454	11/18/38	1,671,558
Business Jet Securities LLC Series 2019-1, Class A
515,095	4.212	07/15/34	525,580
Business Jet Securities Series 2021-1A, Class B
735,827	2.918	04/15/36	734,187
Labrador Aviation Finance, Ltd. Series 2016-1A, Class A1
1,008,927	4.300	01/15/42	988,536
Oasis Securitization Funding LLC Series 2021-1A, Class A
234,267	2.579	02/15/33	234,238

			4,154,099

TOTAL ASSET-BACKED SECURITIES
(Cost $24,413,268)			$25,015,512

U.S. Treasury Obligation – 0.2%
United States Treasury Notes
$1,790,000	0.500%	02/28/26	$1,763,290
(Cost $1,767,291)

Shares		Dividend Rate	Value

Preferred Stocks – 0.1%
Pipelines – 0.1%
Crestwood Equity Partners LP
66,598		9.250%	$602,046

Specialty Retail(j) – 0.0%
GTRC Junior
104		0.000	9,766

TOTAL PREFERRED STOCKS
(Cost $620,190)			$611,812

Units	Description	Expiration Date	Value

Warrants(e) – 0.1%
Energy Equipment & Services – 0.0%
Noble Corp.
9,802		02/05/28	$58,508

Oil, Gas & Consumable Fuels – 0.0%
California Resources Corp.
670		10/27/24	2,680
Chesapeake Energy Corp.
3,370		02/09/26	68,876

			71,556

Specialty Retail(j) – 0.0%
Guitar Center, Inc.
1,825			128,407
1,986			91,276
161			7,400

			227,083

Wireless Telecommunication Services(j) – 0.1%
Windstream Corp.
27,912			397,746

TOTAL WARRANTS (Cost $787,666)			$754,893

Shares	Dividend Rate	Value

Investment Company(n) – 6.0%

Goldman Sachs Financial Square Government Fund – Institutional Shares
64,729,628	0.026%	$64,729,628
(Cost $64,729,628)

TOTAL INVESTMENTS – 100.2%
(Cost $1,059,470,803)		$1,079,840,627

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,864,736)

NET ASSETS – 100.0%		$1,077,975,891

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on April 30, 2021.

(e)	Security is currently in default and/or non-income producing.

(f)	Actual maturity date is April 03, 2120.

(g)	Pay-in-kind securities.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2021.

(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $2,600,886, which represents approximately 0.2% of the Fund’s net assets as of April 30, 2021.

Restricted Security	Acquisition Date	Cost
Revlon Consumer Products Corp. (Bank Loans)	12/31/20	$2,432,424
Monitronics International, Inc. (Common Stocks)	04/01/20	1,069,075
Mariposa Borrower, Inc. (Corporate Obligations)		514,762
Tourmaline Oil Corp. (Common Stocks)	12/18/20	131,948
Chesapeake Energy Corp. (Corporate Obligations)	12/06/19	51,482
Chesapeake Energy Corp. (Corporate Obligations)	06/21/19	433,309
Copper Earnout Trust (Common Stocks)	11/20/20	39,600

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on April 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(n)	Represents an affiliated issuer.

Currency Abbreviations:
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—New Romanian Leu
RUB	—Russian Ruble
THB	—Thai Baht
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
CPI	—Consumer Price Index
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At April 30, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Frontier Communications Corp., due 10/08/27	$152,540	$151,904	$(636)

Peraton Holding Corp., due 02/01/28	255,068	254,748	(1,595)

The Hertz Corp., due 06/30/21	340,000	340,850	41,650

The Hillman Group, Inc., due 02/23/28	84,388	83,882	(712)

TricorBraun Holdings, Inc., due 03/03/28	120,704	119,805	(1,227)

TOTAL			$37,480

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Barclays Bank PLC	MYR	7,511,540	USD	1,816,000	05/24/21	$13,687
	THB	325,560,408	USD	10,396,248	07/06/21	55,398
	TRY	22,004,640	USD	2,183,000	03/29/22	37,199
BNP Paribas SA	BRL	9,626,650	USD	1,685,699	05/10/21	84,862
	USD	1,802,282	INR	133,074,000	05/03/21	7,743
	USD	1,746,000	RUB	129,980,334	06/18/21	28,705
BofA Securities LLC	BRL	4,110,872	USD	724,000	05/10/21	32,084
	PLN	7,394,005	USD	1,909,726	07/06/21	40,787
	RUB	92,005,334	USD	1,193,046	06/18/21	22,525
	THB	14,449,980	USD	460,000	07/06/21	3,896
	TRY	7,013,690	USD	680,000	03/29/22	27,659
	USD	1,796,906	INR	133,074,000	05/03/21	2,367
	ZAR	24,563,822	USD	1,623,518	05/25/21	64,213
Citibank NA	CAD	1,059,831	USD	828,515	05/12/21	33,749
	EUR	1,830,000	USD	2,184,782	05/12/21	15,854
	GBP	583,343	USD	796,445	05/12/21	9,201
	USD	2,561,109	EUR	2,121,273	05/12/21	10,207
	USD	982,037	GBP	700,000	05/12/21	15,278
Income Repatriation Boston	USD	111,390	RON	454,350	05/04/21	491
JPMorgan Securities, Inc.	BRL	9,294,504	USD	1,600,015	05/10/21	109,457
	CLP	175,972,800	USD	244,000	06/17/21	3,524
	RUB	134,343,360	USD	1,752,000	07/23/21	14,219
	ZAR	9,603,368	USD	643,000	05/25/21	16,828
Morgan Stanley & Co.	USD	1,229,517	BRL	6,604,104	05/10/21	14,871

TOTAL						$664,804

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Barclays Bank PLC	EUR	43,250,000	USD	52,954,102	05/14/21	$(942,384)
	GBP	4,090,000	USD	5,784,259	05/14/21	(135,597)
	IDR	16,098,500,000	USD	1,100,000	08/03/21	(560)
	MYR	21,863,066	USD	5,398,270	05/24/21	(72,790)
	RON	3,930,073	USD	973,950	05/24/21	(15,514)
	USD	1,196,519	MYR	4,950,000	05/24/21	(9,219)
	USD	768,847	RON	3,199,942	05/24/21	(11,530)
BNP Paribas SA	INR	133,074,000	USD	1,796,906	05/03/21	(2,367)
	PLN	7,951,000	USD	2,101,228	07/06/21	(3,782)
	USD	1,177,178	BRL	6,410,368	05/10/21	(1,836)
	USD	1,163,000	RON	4,783,768	05/24/21	(3,629)
	USD	2,319,994	ZAR	33,868,326	05/25/21	(7,030)
BofA Securities LLC	INR	133,074,000	USD	1,800,000	05/03/21	(5,462)
	PEN	962,780	USD	260,000	06/22/21	(5,476)
	RON	1,221,492	USD	301,253	05/24/21	(3,365)
	RUB	37,975,000	USD	506,764	06/18/21	(5,040)
	USD	2,219,073	ZAR	32,500,571	05/25/21	(13,976)
Citibank NA	EUR	14,863,382	USD	17,900,301	05/12/21	(26,586)
	GBP	728,921	USD	1,014,255	05/12/21	(7,553)
	USD	870,000	EUR	736,028	05/12/21	(15,098)
JPMorgan Securities, Inc.	RON	2,832,145	USD	702,678	05/24/21	(11,996)
	USD	1,812,243	BRL	10,017,554	05/10/21	(30,214)
	USD	3,418,492	ZAR	50,440,586	05/25/21	(47,179)
	ZAR	4,725,000	USD	329,212	05/25/21	(4,567)
Morgan Stanley & Co.	PLN	1,950,000	USD	515,851	07/06/21	(1,448)
	ZAR	16,730,651	USD	1,166,000	05/25/21	(16,471)

TOTAL						$(1,400,669)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at April 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
CDX.NA.HY Index 35	(5.000)%	2.669%	12/20/25	$9,770	$(1,022,943)	$(816,408)	$(206,535)
Protection Sold:
ICE CD CXPHY	5.000	2.870	06/20/26	32,000	3,326,677	2,894,119	432,558

TOTAL					$2,303,734	$2,077,711	$226,023

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Australia – 3.7%
124,900	Goodman Group (Equity Real Estate Investment Trusts (REITs))	$1,821,362
597,318	Ingenia Communities Group (Equity Real Estate Investment Trusts (REITs))	2,432,930
2,217,563	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	4,594,825
116,831	NEXTDC Ltd.* (IT Services)	1,039,020
699,009	Stockland (Equity Real Estate Investment Trusts (REITs))	2,519,000
622,790	Sydney Airport* (Transportation Infrastructure)	2,961,750
695,117	Transurban Group (Transportation Infrastructure)	7,579,742

		22,948,629

Belgium – 1.2%
35,641	Aedifica SA (Equity Real Estate Investment Trusts (REITs))	4,353,854
2,334	Elia Group SA (Electric Utilities)	252,653
10,084	VGP NV (Real Estate Management & Development)	1,760,330
35,207	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	1,241,688

		7,608,525

Brazil – 0.1%
566,004	Santos Brasil Participacoes SA (Transportation Infrastructure)	735,632

Canada – 8.4%
51,500	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,786,987
29,795	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	1,324,492
12,060	Canadian National Railway Co. (Road & Rail)	1,298,377
3,762	Canadian Pacific Railway Ltd. (Road & Rail)	1,403,951
195,300	Dream Industrial Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	2,165,675
231,786	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	8,940,304
138,786	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	2,534,878
256,175	Hydro One Ltd.(a) (Electric Utilities)	6,142,031
135,248	InterRent Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,689,018
301,684	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	9,312,037
206,867	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	2,627,176

Common Stocks – (continued)
Canada – (continued)
240,237	TC Energy Corp. (Oil, Gas & Consumable Fuels)	11,885,296
8,060	Waste Connections, Inc. (Commercial Services & Supplies)	960,027

		52,070,249

China – 0.8%
188,800	ENN Energy Holdings Ltd. (Gas Utilities)	3,221,791
82,751	GDS Holdings, Ltd. Class A* (IT Services)	855,501
840,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	730,172

		4,807,464

Denmark(a) – 0.2%
9,354	Orsted A/S (Electric Utilities)	1,359,743

France – 4.0%
14,729	Eiffage SA* (Construction & Engineering)	1,613,378
21,887	Engie SA* (Multi-Utilities)	326,016
17,900	Gecina SA (Equity Real Estate Investment Trusts (REITs))	2,620,158
210,914	Getlink SE* (Transportation Infrastructure)	3,355,090
24,414	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	647,975
19,758	Unibail-Rodamco-Westfield* (Equity Real Estate Investment Trusts (REITs))	1,627,104
135,669	Vinci SA (Construction & Engineering)	14,886,917

		25,076,638

Germany – 2.1%
93,236	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	1,669,371
176,712	Vonovia SE (Real Estate Management & Development)	11,610,812

		13,280,183

Hong Kong – 5.3%
558,000	China Gas Holdings Ltd. (Gas Utilities)	2,011,287
256,000	China Resources Gas Group Ltd. (Gas Utilities)	1,385,108
696,306	CK Asset Holdings Ltd. (Real Estate Management & Development)	4,359,305
1,306,049	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	1,097,072
295,774	ESR Cayman Ltd.*(a) (Real Estate Management & Development)	1,010,127
640,000	Guangdong Investment Ltd. (Water Utilities)	985,360
855,361	Hang Lung Properties Ltd. (Real Estate Management & Development)	2,333,611

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
3,037,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	$4,871,491
181,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	898,545
414,883	Link REIT (Equity Real Estate Investment Trusts (REITs))	3,913,616
229,719	New World Development Co. Ltd. (Real Estate Management & Development)	1,215,597
305,131	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,589,888
1,275,000	Towngas China Co. Ltd. (Gas Utilities)	627,388
649,314	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	3,731,627

		33,030,022

Italy – 0.6%
174,137	Enel SpA (Electric Utilities)	1,729,063
319,028	Snam SpA (Gas Utilities)	1,795,187

		3,524,250

Japan – 6.6%
447	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,061,176
17,800	East Japan Railway Co. (Road & Rail)	1,219,080
693	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	1,161,658
5,823	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,092,610
4,039	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,312,956
843	Japan Metropolitan Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	830,745
327	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,407,872
188,704	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	3,105,857
287,268	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	6,245,002
460	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	2,380,856
563	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	3,694,963
530	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,698,371
1,130	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,785,464

Common Stocks – (continued)
Japan – (continued)
1,563	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,757,092
192,971	Seibu Holdings, Inc.* (Road & Rail)	2,075,179
75,842	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	2,531,675
82,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	822,431
61,600	Tokyo Gas Co. Ltd. (Gas Utilities)	1,250,104
6,200	West Japan Railway Co. (Road & Rail)	342,772

		40,775,863

Luxembourg – 0.4%
275,286	Aroundtown SA (Real Estate Management & Development)	2,119,732
10,403	Shurgard Self Storage SA (Real Estate Management & Development)	483,958

		2,603,690

Mexico* – 0.7%
18,645	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	1,914,841
136,132	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	1,399,424
4,090	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation Infrastructure)	695,709

		4,009,974

Netherlands – 0.1%
17,646	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	807,979

New Zealand* – 0.4%
502,350	Auckland International Airport Ltd. (Transportation Infrastructure)	2,716,735

Singapore – 1.0%
961,200	CapitaLand Ltd. (Real Estate Management & Development)	2,679,500
625,270	Frasers Centrepoint Trust (Equity Real Estate Investment Trusts (REITs))	1,139,359
1,568,070	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	1,727,961
351,184	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	708,941

		6,255,761

Spain – 4.1%
34,986	Aena SME SA*(a) (Transportation Infrastructure)	6,080,411
190,424	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	10,771,155
173,397	Ferrovial SA (Construction & Engineering)	4,922,914

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
205,193	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	$2,081,575
170,900	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	1,888,846

		25,744,901

Sweden* – 0.5%
180,145	Pandox AB (Hotels, Restaurants & Leisure)	3,145,394

Thailand – 0.1%
339,000	Airports of Thailand PCL (Transportation Infrastructure)	673,773

United Kingdom – 5.3%
103,995	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	1,720,780
895,621	Capital & Counties Properties PLC* (Equity Real Estate Investment Trusts (REITs))	2,246,456
1,027	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	47,239
674,000	Grainger PLC (Real Estate Management & Development)	2,660,758
283,000	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	2,708,839
81,013	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	807,299
818,133	National Grid PLC (Multi-Utilities)	10,313,009
301,718	Segro PLC (Equity Real Estate Investment Trusts (REITs))	4,191,640
21,291	Severn Trent PLC (Water Utilities)	728,797
487,767	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	3,495,420
148,939	The UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	2,396,313
108,085	United Utilities Group PLC (Water Utilities)	1,445,722

		32,762,272

United States – 51.6%
120,598	Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,519,292
23,598	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,660,355
19,508	Alliant Energy Corp. (Electric Utilities)	1,095,764
73,401	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	18,700,373
45,120	American Water Works Co., Inc. (Water Utilities)	7,038,269
110,758	Americold Realty Trust (Equity Real Estate Investment Trusts (REITs))	4,473,516
26,200	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	5,030,400
244,400	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	5,459,896

Common Stocks – (continued)
United States – (continued)
68,630	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	8,268,542
73,050	CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,766,349
131,222	CenterPoint Energy, Inc. (Multi-Utilities)	3,213,627
155,520	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	12,055,910
37,989	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,934,400
88,828	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	16,793,822
7,230	CSX Corp. (Road & Rail)	728,423
14,754	CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	1,074,534
55,818	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	8,613,276
66,919	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	3,113,072
54,533	Edison International (Electric Utilities)	3,241,987
1,332	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	960,052
69,005	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	4,788,947
81,181	Equity Residential (Equity Real Estate Investment Trusts (REITs))	6,026,066
161,796	Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	4,237,437
45,554	Essential Utilities, Inc. (Water Utilities)	2,146,960
19,896	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	5,780,186
29,145	Evergy, Inc. (Electric Utilities)	1,864,406
62,461	Eversource Energy (Electric Utilities)	5,385,387
22,700	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	3,375,263
61,834	FirstEnergy Corp. (Electric Utilities)	2,344,745
14,901	Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	692,747
247,191	Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,549,663
41,012	Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,836,927
125,390	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	2,277,082
242,599	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	6,819,458
179,119	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	6,279,912
40,375	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	2,767,303
156,400	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,666,620

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
48,456	Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	$4,654,683
54,682	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	1,969,646
88,386	National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	4,102,878
12,038	NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	250,752
405,666	New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,685,509
19,292	NextEra Energy, Inc. (Electric Utilities)	1,495,323
277,193	NiSource, Inc. (Multi-Utilities)	7,212,562
11,775	Norfolk Southern Corp. (Road & Rail)	3,288,051
26,256	NorthWestern Corp. (Multi-Utilities)	1,786,196
88,735	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	4,644,390
312,800	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	3,318,808
55,558	Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,239,499
82,119	Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	1,961,002
216,740	PG&E Corp.* (Electric Utilities)	2,453,497
24,598	Portland General Electric Co. (Electric Utilities)	1,251,054
175,899	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	20,497,510
17,222	Public Service Enterprise Group, Inc. (Multi-Utilities)	1,087,742
6,178	Public Storage (Equity Real Estate Investment Trusts (REITs))	1,737,006
21,603	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	1,436,383
36,939	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	2,351,537
27,242	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	1,513,293
145,163	RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	2,342,931
114,200	Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,075,014
41,377	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	12,401,514
65,792	Sempra Energy (Multi-Utilities)	9,051,005
39,835	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,849,513
49,142	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	3,636,999
16,361	Spire, Inc. (Gas Utilities)	1,232,638
14,660	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	2,445,728
172,834	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,995,611
453,949	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	11,058,198

Common Stocks – (continued)
United States – (continued)
73,705	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	3,423,597
6,620	Union Pacific Corp. (Road & Rail)	1,470,236
77,398	Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	1,458,952
25,971	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	823,281
7,882	Waste Management, Inc. (Commercial Services & Supplies)	1,087,480
166,573	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	12,497,972
39,300	WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	2,943,177
	Common Stocks – (continued)
84,932	Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,650,229

		321,962,364

TOTAL COMMON STOCKS
(Cost $495,898,736)		$605,900,041

Shares	Dividend Rate	Value

Investment Company(b) – 2.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,924,840	0.026%	$14,924,840
(Cost $14,924,840)

TOTAL INVESTMENTS – 99.6%
(Cost $510,823,576)		$620,824,881

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		2,760,240

NET ASSETS – 100.0%		$623,585,121

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
GBP	—Great British Pound
JPY	—Japanese Yen
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
LLC	—Limited Liability Company
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
State Street Bank and Trust	USD	76,849	GBP	55,635	05/05/21	$14
	USD	509,727	JPY	55,534,769	05/06/21	1,566
	USD	17,461	JPY	1,904,938	05/07/21	30

TOTAL						$1,610

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
State Street Bank and Trust	USD	872,103	JPY	95,365,095	05/06/21	$(522)

FUTURES CONTRACTS — At April 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts
Dow Jones U.S.Real Estate Index	340	06/18/21	$13,124,000	$967,081

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Multi-Manager Global Equity Fund	Multi-Manager Non-Core Fixed Income Fund	Multi-Manager Real Assets Strategy Fund
Assets:

Investments of unaffiliated issuers, at value (cost $353,258,380, $994,741,175 and $495,898,736, respectively)	$492,675,170	$1,015,110,999	$605,900,041

Investments of affiliated issuers, at value (cost $18,302,913, $64,729,628 and $14,924,840, respectively)	18,302,913	64,729,628	14,924,840

Cash	1,045,677	8,777,144	332,043

Foreign currencies, at value (cost $358,631, $2,347,731 and $722,032, respectively)	359,394	2,347,043	721,956

Unrealized gain on forward foreign currency exchange contracts	423,218	664,804	1,610

Variation margin on futures contracts	—	—	47,579

Unrealized gain on unfunded loan commitments	—	37,480	—

Receivables:

Investments sold	41,131,446	34,992,414	12,481,415

Collateral on certain derivative contracts(a)	6,820,450	8,787,238	860,200

Investments sold on an extended settlement basis	2,748,329	9,527,967	1,573,589

Dividends and interest	666,852	12,309,842	1,286,057

Foreign tax reclaims	549,276	181,784	106,775

Reimbursement from investment adviser	69,639	—	—

Fund shares sold	—	270,000	—

Other assets	11,261	25,387	12,636

Total assets	564,803,625	1,157,761,730	638,248,741

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	1,705,914	1,400,669	522

Variation margin on futures contracts	127,947	—	—

Variation margin on swaps contracts	—	135	—

Payables:

Fund shares redeemed	35,504,947	31,860,312	12,256,642

Investments purchased	1,629,164	28,641,158	1,383,983

Management fees	184,674	391,260	277,345

Investments purchased on an extended settlement basis	147,588	16,139,448	—

Transfer Agency Fees	9,333	18,394	10,297

Collateral on certain derivative contracts(b)	—	230,000	—

Distributions payable	—	101,993	—

Accrued expenses and other liabilities	2,530,734	1,002,470	734,831

Total liabilities	41,840,301	79,785,839	14,663,620

Net Assets:
Paid-in capital	326,089,614	1,075,942,263	534,056,576

Total distributable earnings	196,873,710	2,033,628	89,528,545

NET ASSETS	$522,963,324	$1,077,975,891	$623,585,121

Shares Outstanding $0.001 par value (unlimited number of shares authorized):	38,068,183	118,099,707	57,346,689

Net asset value, offering and redemption price per share:	$13.74	$9.13	$10.87

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forward	Swaps
Multi-Manager Global Equity	$2,760,450	$4,060,000	$—
Multi-Manager Non-Core Fixed Income	—	650,000	8,137,238

Multi-Manager Real Assets Strategy	860,200	—	—

(b)	Segregated for initial margin and/or collateral for swaps contracts.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Operations

For the Six Months Ended April 30, 2021 (Unaudited)

	Multi-Manager Global Equity Fund	Multi-Manager Non-Core Fixed Income Fund	Multi-Manager Real Assets Strategy Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $298,025, $1,254 and $380,459, respectively)	$3,919,668	$32,403	$6,400,622

Dividends — affiliated issuers	4,619	10,804	1,832

Non-cash dividends — unaffiliated issuers	618,987	—	—

Interest	1,354	27,273,246	—

Total investment income	4,544,628	27,316,453	6,402,454

Expenses:

Management fees	2,902,644	4,343,322	2,719,773

Custody, accounting and administrative services	618,622	447,074	185,781

Professional fees	148,274	110,269	98,937

Transfer Agency fees	56,362	102,196	54,395

Trustee fees	17,667	19,784	17,421

Printing and mailing costs	15,765	18,455	16,201

Registration fees	9,118	16,628	9,354

Prime broker fees	4,434	408	—

Other	51,887	36,941	18,620

Total expenses	3,824,773	5,095,077	3,120,482

Less — expense reductions	(2,398,961)	(2,163,533)	(1,247,247)

Net expenses	1,425,812	2,931,544	1,873,235

NET INVESTMENT INCOME	3,118,816	24,384,909	4,529,219

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers(including commission recapture of $3,048, $0 and $0, respectively)	57,935,146	(219,780)	19,017,985

Purchased options	—	(71,492)	—

Futures contracts	7,288,062	5,706	—

Written options	—	10,980	—

Swap contracts	—	(352,363)	—

Forward foreign currency exchange contracts	(1,262,244)	2,122,948	19,626

Foreign currency transactions	117,990	(96,962)	(22,086)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	84,288,336	45,360,486	90,165,202

Purchased options	—	(4,810)	—

Futures contracts	3,348,546	(5,618)	967,081

Unfunded loan commitments	—	23,735	—

Swap contracts	—	234,134	—

Forward foreign currency exchange contracts	(666,703)	788,205	1,088

Foreign currency translation	(48,518)	6,035	(4,351)

Net realized and unrealized gain	151,000,615	47,801,204	110,144,545

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$154,119,431	$72,186,113	$114,673,764

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets

	Multi-Manager Global Equity Fund		Multi-Manager Non-Core Fixed Income Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:
Net investment income	$3,118,816	$6,540,662	$24,384,909	$44,385,074
Net realized gain (loss)	64,078,954	6,792,368	1,399,037	(6,500,583)
Net change in unrealized gain (loss)	86,921,661	3,779,630	46,402,167	(28,859,272)
Net increase in net assets resulting from operations	154,119,431	17,112,660	72,186,113	9,025,219

Distributions to shareholders:
From distributable earnings	(11,198,105)	(26,403,118)	(24,946,901)	(38,347,018)
From return of capital	—	—	—	(6,283,078)
Total distributions to shareholders	(11,198,105)	(26,403,118)	(24,946,901)	(44,630,096)

From share transactions:
Proceeds from sales of shares	—	77,760,000	192,570,000	186,180,000
Reinvestment of distributions	11,198,105	26,403,118	24,844,908	44,630,096
Cost of shares redeemed	(158,604,947)	(29,865,000)	(126,702,312)	(75,344,998)
Net increase (decrease) in net assets resulting from share transactions	(147,406,842)	74,298,118	90,712,596	155,465,098
TOTAL INCREASE (DECREASE)	(4,485,516)	65,007,660	137,951,808	119,860,221

Net assets:
Beginning of period	527,448,840	462,441,180	940,024,083	820,163,862
End of period	$522,963,324	$527,448,840	$1,077,975,891	$940,024,083

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets (continued)

	Multi-Manager Real Assets Strategy Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:
Net investment income	$4,529,219	$8,982,555
Net realized gain (loss)	19,015,525	(30,414,442)
Net change in unrealized gain (loss)	91,129,020	(38,525,254)
Net increase (decrease) in net assets resulting from operations	114,673,764	(59,957,141)

Distributions to shareholders:
From distributable earnings	(7,892,296)	(22,252,923)

From share transactions:
Proceeds from sales of shares	103,230,000	85,869,000
Reinvestment of distributions	7,892,296	22,252,923
Cost of shares redeemed	(54,268,642)	(15,900,000)
Net increase in net assets resulting from share transactions	56,853,654	92,221,923
TOTAL INCREASE	163,635,122	10,011,859

Net assets:
Beginning of period	459,949,999	449,938,140
End of period	$623,585,121	$459,949,999

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Global Equity Fund
	Class R6 Shares(a)
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.64		$10.97	$10.62	$11.36	$9.49	$9.46

Net investment income(b)	0.07		0.14	0.19	0.15	0.11	0.11

Net realized and unrealized gain (loss)	3.27		0.15	0.91	(0.52)	1.91	(0.04)

Total from investment operations	3.34		0.29	1.10	(0.37)	2.02	0.07

Distributions to shareholders from net investment income	(0.09)		(0.33)	(0.19)	(0.15)	(0.15)	(0.04)

Distributions to shareholders from net realized gains	(0.15)		(0.29)	(0.56)	(0.22)	—	—

Total distributions	(0.24)		(0.62)	(0.75)	(0.37)	(0.15)	(0.04)

Net asset value, end of period	$13.74		$10.64	$10.97	$10.62	$11.36	$9.49

Total return(c)	31.72%		2.60%	11.39%	(3.43)%	21.63%	0.74%

Net assets, end of period (in 000s)	$522,963		$527,449	$462,441	$633,577	$490,497	$605,053

Ratio of net expenses to average net assets	0.51	%(d)	0.46%	0.72%	0.80%	0.85%	0.85%

Ratio of total expenses to average net assets	1.36	%(d)	1.53%	1.42%	1.39%	1.47%	1.31%

Ratio of net investment income to average net assets	1.11	%(d)	1.34%	1.81%	1.29%	1.03%	1.19%

Portfolio turnover rate(e)	40%		79%	91%	76%	88%	47%

(a)	Effective January 16, 2018, the Institutional Shares were redesignated as Class R6 Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
	Class R6 Shares(a)
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.70		$9.06	$8.83	$9.60	$9.60	$9.37

Net investment income(b)	0.22		0.45	0.54	0.51	0.50	0.46

Net realized and unrealized gain (loss)	0.43		(0.35)	0.31	(0.77)	—	0.23

Total from investment operations	0.65		0.10	0.85	(0.26)	0.50	0.69

Distributions to shareholders from net investment income	(0.22)		(0.40)	(0.55)	(0.39)	(0.47)	(0.43)

Distributions to shareholders from return of capital	—		(0.06)	(0.07)	(0.12)	(0.03)	(0.03)

Total distributions	(0.22)		(0.46)	(0.62)	(0.51)	(0.50)	(0.46)

Net asset value, end of period	$9.13		$8.70	$9.06	$8.83	$9.60	$9.60

Total return(c)	7.51%		1.21%	9.03%	(2.84)%	5.38%	7.54%

Net assets, end of period (in 000s)	$1,077,976		$940,024	$820,164	$683,830	$401,682	$304,046

Ratio of net expenses to average net assets	0.57	%(d)	0.60%	0.61%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	1.00	%(d)	1.04%	1.05%	1.08%	1.12%	1.20%

Ratio of net investment income to average net assets	4.77	%(d)	5.20%	6.01%	5.52%	5.26%	4.91%

Portfolio turnover rate(e)	55%		102%	150%	123%	152%	96%

(a)	Effective January 16, 2018, the Institutional Shares were redesignated as Class R6 Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Real Assets Strategy Fund
	Class R6 Shares(a)
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.93		$10.78	$9.24	$9.66	$9.17	$9.57

Net investment income(b)	0.08		0.19	0.22	0.23 (c)	0.20	0.18

Net realized and unrealized gain (loss)	2.01		(1.51)	1.57	(0.41)	0.58	(0.38)

Total from investment operations	2.09		(1.32)	1.79	(0.18)	0.78	(0.20)

Distributions to shareholders from net investment income	(0.15)		(0.35)	(0.20)	(0.05)	(0.29)	(0.20)

Distributions to shareholders from net realized gains	—		(0.18)	(0.05)	(0.19)	—	—

Total distributions	(0.15)		(0.53)	(0.25)	(0.24)	(0.29)	(0.20)

Net asset value, end of period	$10.87		$8.93	$10.78	$9.24	$9.66	$9.17

Total return(d)	23.58%		(12.86)%	20.04%	(1.88)%	8.65%	(2.14)%

Net assets, end of period (in 000s)	$623,585		$459,950	$449,938	$387,008	$212,441	$308,375

Ratio of net expenses to average net assets	0.69	%(e)	0.77%	0.81%	0.90%	0.90%	0.87%

Ratio of total expenses to average net assets	1.15	%(e)	1.21%	1.24%	1.32%	1.32%	1.33%

Ratio of net investment income to average net assets	1.67	%(e)	2.02%	2.23%	2.37%	2.10%	1.96%

Portfolio turnover rate(f)	54%		92%	97%	86%	131%	93%

(a)	Effective January 16, 2018, the Institutional Shares were redesignated as Class R6 Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.45% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Multi-Manager Global Equity Fund	Class R6	Diversified
Multi-Manager Non-Core Fixed Income Fund	Class R6	Diversified
Mutli-Manager Real Assets Strategy Fund	Class R6	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. As of April 30, 2021, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager Global Equity Fund with Axiom Investors LLC, Boston Partners Global Investors, Inc., Causeway Capital Management LLC, DWS Investment Management Americas, Inc., GW&K Investment Management, LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management, Principal Global Investors, LLC, QMA LLC, Vaughan Nelson Investment Management, L.P., Vulcan Value Partners, LLC, WCM Investment Management, LLC and Wellington Management Company LLP; for the Multi-Manager Non-Core Fixed Income Fund with Ares Capital Management II LLC, BlueBay Asset Management LLP, Brigade Capital Management, LP, Marathon Asset Management, L.P., Nuveen Asset Management, LLC, River Canyon Fund Management, LLC, and TCW Investment Management Company LLC; and for the Multi-Manager Real Assets Strategy Fund with Cohen & Steers Capital Management, Inc., PGIM Real Estate, a business unit of PGIM, Inc., Presima Inc., and RREEF America L.L.C. (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy and underlying funds (“Underlying Funds”) is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.    Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Multi-Manager Global Equity	Annually	Annually
Multi-Manager Non-Core Fixed Income	Daily/Monthly	Annually
Multi-Manager Real Assets Strategy	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Multi-Manager Non-Core Fixed Income Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement. The maximum potential amount of future

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2021:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$364,848	$1,130,498	$—

Asia	10,778,327	79,288,692	—

Australia and Oceania	—	3,102,874	—

Europe	18,421,489	104,398,286	—

North America	239,095,367	223,710	—

South America	2,556,457	798,360	—

Warrants	—	8,148	—

Rights	—	18,192

Exchange Traded Funds	32,189,940	—	—

Fixed Income

U.S. Treasury Obligations	299,982	—	—

Investment Companies	18,302,913	—	—

Total	$322,009,323	$188,968,760	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$423,218	$—

Futures Contracts	2,518,859	—	—

Total	$2,518,859	$423,218	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(1,705,914)	$—

Futures Contracts	(191,274)	—	—

Total	$(191,274)	$(1,705,914)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$4,574,002	$2,385,686	$1,770,180

Fixed Income

Foreign Debt Obligations	—	351,207,948	—

Corporate Obligations	—	396,900,564	214,861

Bank Loans	—	204,843,490	2,338,176

Mortgage-Backed Obligations	—	23,342,397	—

Asset-Backed Securities	—	25,015,512	—

U.S. Treasury Obligations	1,763,290	—	—

Warrants	—	130,064	624,829

Investment Company	64,729,628	—	—

Total	$71,066,920	$1,003,825,661	$4,948,046

Assets(b)

Fixed Income

Unfunded Loan Committment	$—	$37,480	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$664,804	$—

Credit Default Swap Contracts	—	432,558	—

Total	$—	$1,097,362	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(1,400,669)	$—

Credit Default Swap Contracts	—	(206,535)	—

Total	$—	$(1,607,204)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,161,658	$83,371,097	$—

Australia and Oceania	—	25,665,364	—

Europe	5,783,747	110,129,829	—

North America	378,042,587	1,010,127	—

South America	735,632	—	—

Investment Company	14,924,840	—	—

Total	$400,648,464	$220,176,417	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER REAL ASSETS STRATEGY (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$1,610	$—

Futures Contracts	967,081	—	—

Total	$967,081	$1,610	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(522)	$—

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager Global Equity
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreigncurrency exchange contracts	$423,218		Payable for unrealized loss on forward foreign currency exchange contracts	$(1,705,914)
Equity	Variation margin on futures contracts	2,518,859	(a)	Variation margin on futures contracts	(191,274)	(a)
Total		$2,942,077			$(1,897,188)

Multi-Manager Non-Core Fixed Income
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Credit	Variation margin on swap contracts	$432,558	(a)	Variation margin on swap contracts	$(206,535)	(a)
Currency	Receivable for unrealized gain on forward foreign currency contracts	664,804		Payable for unrealized loss on forward foreign currency exchange contracts	(1,400,669)
Total		$1,097,362			$(1,607,204)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Manager Real Assets Strategy
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$1,610		Payable for unrealized loss on forward foreign currency exchange contracts	$(522)
Equity	Variation margin on futures contracts	967,081	(a)	—	—
Total		$968,691			$(522)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager Global Equity
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain(loss) on forward foreign currency exchange contracts	$(1,262,244)	$(666,703)
Equity	Net realized gain from futures contracts/Net unrealized gain (loss) on futures contracts	7,288,062	3,348,546
Total		$6,025,818	$2,681,843

Multi-Manager Non-Core Fixed Income
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from futures contracts/ Net change in unrealized gain (loss) on futures contracts	$5,706	$(5,618)
Credit	Net realized gain (loss) from swap contracts/ Net change in unrealized gain (loss) on swap contracts	(352,363)	234,134
Currency	Net realized gain (loss) from purchased options, written options and forward foreign currency exchange contracts/ Net change in unrealized gain (loss) on purchased options and forward foreign currency exchange contracts	2,062,436	783,395
Total		$1,715,779	$1,011,911

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Manager Real Assets Strategy
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain(loss) on forward foreign currency exchange contracts	$19,626	$1,088
Equity	Net realized gain from futures contracts/Net unrealized gain (loss) on futures contracts	—	967,081
Total		$19,626	$968,169

For the six months ended April 30 2021, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts(a)
Fund	Futures contracts	Forward contracts	Swap Agreements	Purchased Options	Written Options
Multi-Manager Global Equity	$251	$298,189,976	$—	—	—
Multi Manager Non Core Fixed Income	4	190,950,582	28,770,000	7,171,667	1,800,000
Multi-Manager Real Asset Strategy	340	1,036,674	—	—	—
(a)	Amounts(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate*
Multi-Manager Global Equity	1.03%	0.93%	0.89%	0.87%	0.84%	1.03	0.38
Multi-Manager Non-Core Fixed Income	0.85	0.85	0.77	0.73	0.71	0.85	0.43
Multi-Manager Real Asset Strategy	1.00	0.90	0.86	0.84	0.82	1.00	0.55

*	GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Board of Trustees.

The funds invest in Institutional Shares and/or Class R6 Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended April 30, 2021, GSAM waived $ 27,751, $ 62,029 and $ 10,708 of the Multi-Manager Global Equity, Multi-Manager Non-Core Fixed Income and Multi-Manager Real Assets Strategy Funds’ management fees, respectively.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.02% of the average daily net assets of Class R6 Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit each Fund’s “Total Annual Operating Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Total Annual Operating Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund are 0.75%, 0.70%, and 0.90% respectively. In addition, GSAM has agreed to reduce or limit certain “Other Expenses” of the Multi-Manager Global Equity Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of its average daily net assets. The Total Annual Operating Expenses and Other Expense limitations will remain in place through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2021, these expense reductions, including any fee waivers, Total Annual Operating Expense limitations and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Annual Operating Expense Reductions
Multi-Manager Global Equity	$1,819,437	$579,524	$2,398,961
Multi-Manager Non-Core Fixed Income	2,163,533	—	2,163,533
Multi-Manager Real Assets Strategy	1,247,247	—	1,247,247

D.  Line of Credit Facility — As of April 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

E.  Other Transactions with Affiliates — For the six months ended April 30, 2021 , Goldman Sachs earned $137 and $2,058 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Multi-Manager Global Equity Fund and Multi-Manager Real Assets Strategy Fund respectively.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2021:

Fund	Market Value as of October 31, 2020	Purchases at Cost	Proceeds from Sales	Market Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income
Multi-Manager Global Equity
Goldman Sachs Financial Square Government Fund —
Institutional Shares	$7,928,047	$90,497,382	$(85,490,393)	$12,935,036	12,935,036	$1,183
Goldman Sachs Financial Square Government Fund —
Class R6 Shares	31,021,110	60,783,186	(86,436,418)	5,367,878	5,367,878	3,436
Multi-Manager Non-Core Fixed Income
Goldman Sachs Financial Square Government Fund —
Institutional Shares	70,980,616	429,724,082	(435,975,070)	64,729,628	64,729,628	10,804
Multi-Manager Real Asset Strategy
Goldman Sachs Financial Square Government Fund —
Institutional Shares	12,797,235	148,326,829	(146,199,224)	14,924,840	14,924,840	1,832

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2021, were as follows:

Fund	Purchases of Government Securities	Purchases Excluding Government Securities	Sales of Government Securities	Sales Excluding Government Securities
Multi-Manager Global Equity	$—	$202,937,393	$—	$334,631,898
Multi-Manager Non-Core Fixed Income	16,434,907	601,858,261	14,675,288	502,485,729
Multi-Manager Real Asset Strategy	—	333,379,642	—	285,569,422

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2020, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy
Capital loss carryforwards:
Perpetual Short-Term	$—	$(6,062,261)	$(20,571,899)
Perpetual Long-Term	—	(10,382,522)	(6,955,431)
Total Capital loss carryforwards	$—	$(16,444,783)	$(27,527,330)
Timing differences (Straddle Loss Deferral)	$(588)	$(2,038,164)	$—

As of April 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy
Tax Cost	$381,375,582	$1,060,015,399	$525,488,020
Gross unrealized gain	141,938,554	38,528,095	112,167,008
Gross unrealized loss	(12,336,053)	(18,702,867)	(16,830,147)
Net unrealized gains (losses) on securities	$129,602,501	$19,825,228	$95,336,861

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, material modification of debt securities, and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk— A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

8. OTHER RISKS (continued)

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021.The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Multi-Manager Real Assets Strategy Fund concentrates its investments in the real estate group of industries, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

8. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

8. OTHER RISKS (continued)

may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria aremet. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Asset and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager Global Equity Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class R6 Shares
Shares sold	—	$—	7,760,795	$77,760,000
Reinvestment of distributions	926,962	11,198,105	2,381,106	26,403,118
Shares redeemed	(12,435,609)	(158,604,947)	(2,724,576)	(29,865,000)

NET INCREASE (DECREASE)	(11,508,647)	$(147,406,842)	7,417,325	$74,298,118

	Multi-Manager Non-Core Fixed Income Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class R6 Shares
Shares sold	21,276,796	$192,570,000	20,983,239	$186,180,000
Reinvestment of distributions	2,725,144	24,844,908	5,146,539	44,630,096
Shares redeemed	(13,919,721)	(126,702,312)	(8,667,847)	(75,344,998)

NET INCREASE	10,082,219	$90,712,596	17,461,931	$155,465,098

	Multi-Manager Real Assets Strategy Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class R6 Shares
Shares sold	10,261,386	$103,230,000	9,272,253	$85,869,000
Reinvestment of distributions	807,809	7,892,296	2,150,776	22,252,923
Shares redeemed	(5,230,050)	(54,268,642)	(1,653,689)	(15,900,000)

NET INCREASE	5,839,145	$56,853,654	9,769,340	$92,221,923

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2-3, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2021 (Unaudited)

As a shareholder of Class R6 Shares of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Manager Global Equity Fund				Multi-Manager Non-Core Fixed Income Fund				Multi-Manager Real Assets Strategy Fund
Share Class	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*
Class R6
Actual	$1,000.00	$1,317.20		$2.93	$1,000.00	$1,075.10		$2.93	$1,000.00	$1,235.80		$3.83
Hypothetical 5% return	1,000.00	1,022.27	+	2.56	1,000.00	1,021.97	+	2.86	1,000.00	1,021.37	+	3.46

*	Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class R6
Multi-Manager Global Equity	0.51%
Multi-Manager Non-Core Fixed Income	0.57
Multi-Manager Real Assets Strategy	0.69

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statement Regarding Basis for Approval of Sub-Advisory Agreement (Unaudited)

Background

The Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. The Fund employs a “manager of managers” structure, whereby Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is responsible for selecting sub-advisers (subject to Board approval), allocating the assets of the Fund among them, and overseeing their day-to-day management of Fund assets.

Upon the recommendation of the Investment Adviser, at a meeting held on February 2-3, 2021, the Trustees present, including those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and Presima, Inc. (the “Sub-Adviser”) on behalf of the Fund. In connection with their evaluation of the Sub-Advisory Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and the Sub-Adviser on the topics covered, and were advised by their independent legal counsel. In addition, the Trustees received information prepared by the Sub-Adviser in a written response to a formal request from the Investment Adviser.

Nature, Extent, and Quality of the Services to be Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees relied on the information provided by the Investment Adviser and the Sub-Adviser. In evaluating the nature, extent and quality of services to be provided by the Sub-Adviser, the Trustees considered information about the Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing other funds and accounts with investment strategies similar to those to be employed on behalf of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, the Trustees considered assessments provided by the Investment Adviser of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees considered that the Sub-Adviser currently manages other assets for the Investment Adviser’s clients. They considered and evaluated performance information related to the Sub-Adviser’s management of the Fund. The Trustees noted that the services contemplated under the Sub-Advisory Agreement are substantially similar to those offered under a prior agreement between the Investment Adviser and Sub-Adviser with respect to the Fund.

Costs of Services to be Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement and the proposed fee schedule, which include breakpoints. They noted that the compensation paid to the Sub-Adviser would be paid by the Investment Adviser, not by the Fund. They also noted that the terms of the Sub-Advisory Agreement were the result of arms’ length negotiations between the Investment Adviser and the Sub-Adviser. The Trustees reviewed the anticipated blended average of all sub-advisory fees to be paid by the Investment Adviser with respect to the Fund. The Trustees considered the Investment Adviser’s undertaking to waive the portion of its management fee which is in excess of the weighted average of the Fund’s sub-advisory fees. They considered that the costs contemplated under the Agreement were the same as those under a prior agreement between the Investment Adviser and Sub-Adviser with respect to the Fund.

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees present, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees to be paid by Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement, and the terms thereof, should be approved.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.00 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (’’SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Diversification does not protect an investor from market risk and does not ensure a profit. Past correlations are not indicative of future correlations, which may vary.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Funds’ objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about each Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2021 Goldman Sachs. All rights reserved. 242258-OTU-1430326 SMACSAR-21

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John F. Killian is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020 for its Target Date Portfolios.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	July 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	July 2, 2021

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	July 2, 2021